  As filed with the Securities and Exchange Commission on September 28, 2001.

                                             1933 Act Registration No. 333-16615
                                             1940 Act Registration No. 811-07751
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   Form N-1A


      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.  6    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No.  6                   [X]


                        (Check appropriate box or boxes)

                                ----------------

                           Nuveen Multistate Trust IV
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.--Vice                With a copy to:
         Presidentand Secretary                     Thomas S. Harman
         333 West Wacker Drive                 Morgan Lewis & Bockius LLP
        Chicago, Illinois 60606                   1800 M Street, N.W.
(Name and Address of Agent for Service)          Washington, D.C. 20036

[X]Immediately upon filing pursuant         [_]on (date) pursuant to paragraph
   to paragraph (b)                         [_](a)(1)
                                               75 days after filing pursuant
                                               to paragraph (a)(2)
[_]on           pursuant to paragraph       [_]on (date) pursuant to paragraph
  (b)                                          (a)(2) of Rule 485.
[_]60 days after filing pursuant to
   paragraph (a)(1)

If appropriate, check the following box:
[_]This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO. 333-16615

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-07751

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet


                 Part A-The Prospectus For:

                   Nuveen Kansas Municipal Bond Fund

                   Nuveen Kentucky Municipal Bond Fund

                   Nuveen Michigan Municipal Bond Fund

                   Nuveen Missouri Municipal Bond Fund

                   Nuveen Ohio Municipal Bond Fund

                   Nuveen Wisconsin Municipal Bond Fund

                 Part B-The Statement of Additional Information

                 Copy of the Annual Report to Shareholders (the financial
                  statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                                                              NUVEEN Investments

--------------------------------------------------------------------------------

Municipal Bond Funds

                                                   PROSPECTUS SEPTEMBER 28, 2001

--------------------------------------------------------------------------------

Dependable, tax-free income to help you keep more of what you earn.

                                  INVEST WELL

                                  LOOK AHEAD

                              LEAVE YOUR MARK/SM/

                             [PHOTO APPEARS HERE]

                                   Kansas
                                   Kentucky
                                   Michigan
                                   Missouri
                                   Ohio
                                   Wisconsin

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1 The Funds

This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.
Introduction                                                                   1
 ................................................................................
Nuveen Kansas Municipal Bond Fund                                              2
 ................................................................................
Nuveen Kentucky Municipal Bond Fund                                            4
 ................................................................................
Nuveen Michigan Municipal Bond Fund                                            6
 ................................................................................
Nuveen Missouri Municipal Bond Fund                                            8
 ................................................................................
Nuveen Ohio Municipal Bond Fund                                               10
 ................................................................................
Nuveen Wisconsin Municipal Bond Fund                                          12
 ................................................................................

Section 2 How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds                                                         14
 ................................................................................
What Securities We Invest In                                                  15
 ................................................................................
How We Select Investments                                                     17
 ................................................................................
What the Risks Are                                                            17
 ................................................................................
How We Manage Risk                                                            18
 ................................................................................

Section 3 How You Can Buy and Sell Shares

This section provides the information you need to move money into or out of your account.

What Share Classes We Offer                                                   19
 ................................................................................
How to Reduce Your Sales Charge                                               20
 ................................................................................
How to Buy Shares                                                             21
 ................................................................................
Systematic Investing                                                          21
 ................................................................................
Systematic Withdrawal                                                         22
 ................................................................................
Special Services                                                              23
 ................................................................................
How to Sell Shares                                                            24
 ................................................................................

Section 4 General Information

This section summarizes the funds' distribution policies and other general fund information.

Dividends, Distributions and Taxes                                            26
 ................................................................................
Distribution and Service Plans                                                28
 ................................................................................
Net Asset Value                                                               28
 ................................................................................
Fund Service Providers                                                        29
 ................................................................................

Section 5 Financial Highlights

This section provides the funds' financial performance
for the past five years.                                                      30
 ................................................................................
Appendix  Additional State Information                                        36
 ................................................................................

                                                         September 28, 2001


Section 1 The Funds

                 Nuveen Kansas Municipal Bond Fund
                 Nuveen Kentucky Municipal Bond Fund
                 Nuveen Michigan Municipal Bond Fund
                 Nuveen Missouri Municipal Bond Fund
                 Nuveen Ohio Municipal Bond Fund
                 Nuveen Wisconsin Municipal Bond Fund

                 INTRODUCTION


                 This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.







NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE

                                                             Section 1 The Funds

     Nuveen Kansas Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Kansas bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past eight years as well as annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past eight years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                  [BAR CHART]
                             1993          14.1%
                             1994          -8.3%
                             1995          17.7%
                             1996           3.4%
                             1997           9.7%
                             1998           6.2%
                             1999          -5.8%
                             2000          11.4%


During the eight years ended December 31, 2000, the highest and lowest quarterly returns were 6.96% and -7.73%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                           Average Annual Total Returns
                                               for the Periods Ended
                                                 December 31, 2000
                                          ...............................
                                                                       Since
Class                                      1 Year       5 Year       Inception
-------------------------------------------------------------------------------
Class A (Offer)                                6.70%       3.88%          5.63%
Class B                                        6.62%       3.77%          5.49%
Class C                                       10.86%       4.30%          5.71%
Class R                                       11.58%       5.05%          6.29%
-------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%       5.84%          6.84%
Lipper Peer Group/3/                          10.13%       4.54%          5.89%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                        A       B     C    R/5/
-------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                            4.20%/6/  None   None None
 ...............................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                           None  None   None None
 ...............................................................................
Exchange Fees                                       None  None   None None
 ...............................................................................
Deferred Sales Charge/7/                         None/8/ 5%/9/ 1%/10/ None

 ...............................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                        A       B     C     R
-------------------------------------------------------------------------------
Management Fees                                   .55%    .55%  .55%  .55%
 ...............................................................................
12b-1 Distribution and Service Fees               .20%    .95%  .75%   --%
 ...............................................................................
Other Expenses                                    .15%    .15%  .15%  .14%
 ...............................................................................
Total Annual Fund Operating Expenses--Gross+      .90%   1.65% 1.45%  .69%

 ...............................................................................

 +After Expense
 Reimbursements
 .............................................................

  Expense Reimbursements           (.01%) (.01%) (.01%) (.01%)
 .............................................................
  Total Annual
  Fund Operating
  Expenses--Net                     .89%  1.64%  1.44%   .68%

 .............................................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                    Redemption               No Redemption
Share Class    A      B      C     R     A      B      C     R
-------------------------------------------------------------------------------
1 Year       $  508 $  563 $  148 $ 70 $  508 $  168 $  148 $ 70
 ...............................................................................
3 Years      $  695 $  839 $  459 $221 $  695 $  520 $  459 $221
 ...............................................................................
5 Years      $  898 $1,011 $  792 $384 $  898 $  897 $  792 $384
 ...............................................................................
10 Years     $1,481 $1,754 $1,735 $859 $1,481 $1,754 $1,735 $859

 ...............................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A












How the Fund Is Invested (as of 5/31/01)



Portfolio Statistics



Average Effective Maturity       19.67 years
 ...............................................................................
Average Duration                        7.79
 ...............................................................................
Weighted Average Credit Quality           A+
 ...............................................................................
Number of Issues                          64

 ...............................................................................

Credit Quality



AAA/U.S. Guaranteed                      33%
 ...............................................................................
AA                                       19%
 ...............................................................................
A                                        16%
 ...............................................................................
BBB                                      12%
 ...............................................................................
NR                                       20%

 ...............................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]
                         Other                      31%
                         Tax Obligation/Limited     15%
                         Healthcare                 19%
                         U.S. Guaranteed            11%
                         Housing/Multifamily        15%
                         Housing/Single Family       9%


  performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.84%.


2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Kansas Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Kentucky Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Kentucky bonds. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 . Pursue long-term growth;

 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                 [BAR CHART]
                            1991             12.4%
                            1992              8.3
                            1993             12.3
                            1994             -5.4
                            1995             17.3
                            1996              3.9
                            1997              9.1
                            1998              6.9
                            1999             -4.4
                            2000             10.1


During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 7.13% and -5.54%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                          Average Annual Total Returns for
                                           the Periods Ended December 31,
                                                        2000
                                          ................................
Class                                      1 Year       5 Year       10 Year
------------------------------------------------------------------------------
Class A (Offer)                                5.50%       3.76%         6.28%
Class B                                        5.27%       3.75%         6.24%
Class C                                        9.47%       4.06%         6.15%
Class R                                       10.30%       4.78%         6.81%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%       5.84%         7.32%
Lipper Peer Group/3/                           8.84%       4.60%         6.60%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                 A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                     4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                    None  None   None None
 ................................................................................
Exchange Fees                                None  None   None None
 ................................................................................
Deferred Sales Charge/7/                  None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .54%  .54%  .54% .54%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .13%  .13%  .13% .13%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .87% 1.62% 1.42% .67%

 ................................................................................

 +After Expense
 Reimbursements
 .............................................

  Expense
  Reimbursements   (.02%) (.02%) (.02%) (.02%)

 .............................................

  Total Annual
  Fund
  Operating
  Expenses--Net    .85% 1.60% 1.40% .65%

 .............................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  505 $  560 $  145 $ 68 $  505 $  165 $  145 $ 68
 ................................................................................
3 Years   $  686 $  830 $  449 $214 $  686 $  511 $  449 $214
 ................................................................................
5 Years   $  882 $  996 $  776 $373 $  882 $  881 $  776 $373
 ................................................................................
10 Years  $1,448 $1,721 $1,702 $835 $1,448 $1,721 $1,702 $835

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.75%.


2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.



How the Fund Is Invested (as of 5/31/01)



Portfolio Statistics



Average Effective Maturity       18.07 years
 ................................................................................
Average Duration                        6.43
 ................................................................................
Weighted Average Credit Quality           AA
 ................................................................................
Number of Issues                         158

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      51%
 ................................................................................
AA                                       11%
 ................................................................................
A                                        16%
 ................................................................................
BBB                                      18%
 ................................................................................
NR                                        4%

 ................................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]
                         Other                      36%
                         Tax Obligation/Limited     23%
                         Healthcare                 13%
                         U.S. Guaranteed            11%
                         Utilities                   9%
                         Housing/Single Family       8%


3. Peer Group returns represent the average annualized returns of the funds in the Lipper Kentucky Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                             Section 1 The Funds

     Nuveen Michigan Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Michigan bonds. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                  [BAR CHART]
                              1991          11.6
                              1992           9.6
                              1993          12.0
                              1994          -5.0
                              1995          16.3
                              1996           3.8
                              1997           8.9
                              1998           5.6
                              1999          -5.0
                              2000          10.4


During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.10% and -5.31%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                          Average Annual Total Returns for
                                           the Periods Ended December 31,
                                                        2000
                                          ................................
Class                                      1 Year       5 Year       10 Year
------------------------------------------------------------------------------
Class A (Offer)                                5.68%       3.70%         6.13%
Class B                                        5.41%       3.70%         6.09%
Class C                                        9.66%       4.02%         5.96%
Class R                                       10.53%       4.74%         6.67%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%       5.84%         7.32%
Lipper Peer Group/3/                          10.47%       4.63%         6.50%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                 A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                     4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                    None  None   None None
 ................................................................................
Exchange Fees                                None  None   None None
 ................................................................................
Deferred Sales Charge/7/                  None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .54%  .54%  .54% .54%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .13%  .13%  .13% .13%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .87% 1.62% 1.42% .67%

 ................................................................................


 +After Expense
 Reimbursements
 ..............................................

  Expense
  Reimbursements   (.01%) (.01%) (.01%) (.01%)
 ..............................................
  Total Annual
  Fund
  Operating
  Expenses--Net     .86%  1.61%  1.41%   .66%

 ..............................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  505 $  560 $  145 $ 68 $  505 $  165 $  145 $ 68
 ................................................................................
3 Years   $  686 $  830 $  449 $214 $  686 $  511 $  449 $214
 ................................................................................
5 Years   $  882 $  996 $  776 $373 $  882 $  881 $  776 $373
 ................................................................................
10 Years  $1,448 $1,721 $1,702 $835 $1,448 $1,721 $1,702 $835

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 3.34%.



How the Fund Is Invested (as of 5/31/01)



Portfolio Statistics



Average Effective Maturity       18.84 years
 ................................................................................
Average Duration                        7.95
 ................................................................................
Weighted Average Credit Quality          AA+
 ................................................................................
Number of Issues                         121

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      66%
 ................................................................................
AA                                       11%
 ................................................................................
A                                         5%
 ................................................................................
BBB                                      15%
 ................................................................................
NR                                        3%

 ................................................................................


Sector Diversification (Top 5)


                                  [PIE CHART]
         Tax Obligation/Limited   18%      Other                    25%
         Water and Sewer           9%      Tax Obligation/General   26%
         U.S. Guaranteed           8%      Healthcare               14%

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.




3. Peer Group returns reflect the performance of the Lipper Michigan Municipal Debt Index, a managed Index that represents the average annualized returns of the 30 largest funds in the Lipper Michigan Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.

4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Missouri Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Missouri bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.


How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                  [BAR CHART]

                               1991        12.0%
                               1992         9.0%
                               1993        13.5%
                               1994        -6.1%
                               1995        16.3%
                               1996         3.9%
                               1997         9.4%
                               1998         5.8%
                               1999        -4.3%
                               2000        10.0%



During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.61% and -5.65%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                            Average Annual Total Returns
                                                for the Periods Ended
                                                  December 31, 2000
                                          ................................
Class                                      1 Year       5 Year       10 Year
------------------------------------------------------------------------------
Class A (Offer)                                5.37%       3.90%         6.25%
Class B                                        5.17%       3.89%         6.20%
Class C                                        9.46%       4.24%         6.12%
Class R                                       10.17%       4.96%         6.79%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%       5.84%         7.32%
Lipper Peer Group/3/                          11.26%       4.74%         6.50%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                 A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                     4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                    None  None   None None
 ................................................................................
Exchange Fees                                None  None   None None
 ................................................................................
Deferred Sales Charge/7/                  None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .54%  .54%  .54% .54%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .13%  .13%  .13% .13%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .87% 1.62% 1.42% .67%

 ................................................................................

 +After Expense
 Reimbursements
 ...........................................

  Expense
  Reimbursements   (--%) (.01%)  (--%) (--%)
 ...........................................
  Total Annual
  Fund Operating
  Expenses--Net    .87%  1.61%  1.42%  .67%

 ...........................................

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  505 $  560 $  145 $ 68 $  505 $  165 $  145 $ 68
 ................................................................................
3 Years   $  686 $  830 $  449 $214 $  686 $  511 $  449 $214
 ................................................................................
5 Years   $  882 $  996 $  776 $373 $  882 $  881 $  776 $373
 ................................................................................
10 Years  $1,448 $1,721 $1,702 $835 $1,448 $1,721 $1,702 $835

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.85%.







How the Fund Is Invested (as of 5/31/01)


Portfolio Statistics



Average Effective Maturity       19.27 years
 ................................................................................
Average Duration                        7.28
 ................................................................................
Weighted Average Credit Quality          AA-
 ................................................................................
Number of Issues                         118

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      48%
 ................................................................................
AA                                        8%
 ................................................................................
A                                        10%
 ................................................................................
BBB                                      10%
 ................................................................................
NR                                       24%

 ................................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]
                    Other                              35%
                    Education and Civic Organizations  12%
                    Healthcare                         15%
                    Long-Term Care                     11%
                    Housing/Multifamily                11%
                    Tax Obligation/Limited             16%

2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Missouri Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Ohio Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Ohio bonds. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
 . Pursue long-term growth;
 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past ten years as well as annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/



                                  [Bar Chart]
                              1991         11.8%
                              1992          8.5%
                              1993         11.6%
                              1994         -4.6%
                              1995         15.5%
                              1996          3.3%
                              1997          8.3%
                              1998          5.8%
                              1999         -4.3%
                              2000         10.4%



During the ten years ended December 31, 2000, the highest and lowest quarterly returns were 6.05% and -4.69%, respectively, for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                          Average Annual Total Returns for
                                           the Periods Ended December 31,
                                                        2000
                                          ................................
Class                                      1 Year       5 Year       10 Year
------------------------------------------------------------------------------
Class A (Offer)                                5.73%       3.68%         5.96%
Class B                                        5.60%       3.67%         5.92%
Class C                                        9.78%       4.00%         5.83%
Class R                                       10.62%       4.74%         6.50%
------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%       5.84%         7.32%
Lipper Peer Group/3/                          11.15%       4.94%         6.72%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment


Share Class                                 A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                     4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                    None  None   None None
 ................................................................................
Exchange Fees                                None  None   None None
 ................................................................................
Deferred Sales Charge/7/                  None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .53%  .53%  .53% .53%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .13%  .13%  .13% .13%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .86% 1.61% 1.41% .66%

 ................................................................................

 +After Expense
 Reimbursements
 ..................................................

  Expense
  Reimbursements        (.01%) (.01%) (.01%) (.01%)
 ..................................................
  Total Annual
  Fund
  Operating Expenses--
  Net                    .85%  1.60%  1.40%   .65%

 ..................................................




The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  504 $  559 $  144 $ 67 $  504 $  164 $  144 $ 67
 ................................................................................
3 Years   $  683 $  827 $  446 $211 $  683 $  508 $  446 $211
 ................................................................................
5 Years   $  877 $  991 $  771 $368 $  877 $  876 $  771 $368
 ................................................................................
10 Years  $1,436 $1,710 $1,691 $822 $1,436 $1,710 $1,691 $822

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.03%.











How the Fund Is Invested (as of 5/31/01)



Portfolio Statistics



Average Effective Maturity       17.62 years
 ................................................................................
Average Duration                        6.69
 ................................................................................
Weighted Average Credit Quality          AA+
 ................................................................................
Number of Issues                         220

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      63%
 ................................................................................
AA                                       11%
 ................................................................................
A                                        12%
 ................................................................................
BBB                                       8%
 ................................................................................
NR                                        6%

 ................................................................................


Sector Diversification (Top 5)


                                  [PIE CHART]
                         Other                    26%
                         U.S. Guaranteed          20%
                         Tax Obligation/General   19%
                         Healthcare               15%
                         Utilities                11%
                         Tax Obligation/Limited    9%


2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns reflect the performance of the Lipper Ohio Municipal Debt Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper Ohio Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

     Nuveen Wisconsin Municipal Bond Fund

Fund Overview


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

What are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Wisconsin bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
 . Earn regular monthly tax-free dividends;
 . Preserve investment capital over time;
 . Reduce taxes on investment income; or
 . Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:

 . Pursue long-term growth;

 . Invest through an IRA or 401(k) plan; or . Avoid fluctuations in share price.

How the Fund Has Performed

The chart and table below illustrate annual fund returns for each of the past six years as well as annualized fund and index returns for the one- and five-year and since inception periods ended December 31, 2000. This information is intended to help you assess the variability of fund returns over the past six years (and consequently, the potential rewards and risks of a fund investment). Past performance is not necessarily an indication of future performance.


Total Returns/1/


                                  [BAR CHART]
                                 1995    17.2%
                                 1996     2.5%
                                 1997     9.4%
                                 1998     6.6%
                                 1999    -6.8%
                                 2000    13.3%



During the six years ended December 31, 2000, the highest and lowest quarterly returns were 6.57% and -2.64%, respectively, for the quarters ended 3/31/95 and 3/31/96. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the average annual return table does include sales charges.



                                           Average Annual Total Returns
                                          for the Periods Ended December
                                                     31, 2000
                                          ...............................
                                                                       Since
Class                                      1 Year       5 Year       Inception
-------------------------------------------------------------------------------
Class A (Offer)                                8.49%       3.87%          4.99%
Class B                                        8.42%       3.91%          5.01%
Class C                                       12.64%       4.27%          5.21%
Class R                                       13.58%       4.99%          5.85%
-------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index/2/       11.68%       5.84%          6.77%
Lipper Peer Group/3/                          10.11%       4.55%          5.50%

Section 1 The Funds

What are the Costs of Investing?


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/4/


Paid Directly From Your Investment

Share Class                                 A       B     C    R/5/
--------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Purchases                     4.20%/6/  None   None None
 ................................................................................
Maximum Sales Charge
Imposed on Reinvested
Dividends                                    None  None   None None
 ................................................................................
Exchange Fees                                None  None   None None
 ................................................................................
Deferred Sales Charge/7/                  None/8/ 5%/9/ 1%/10/ None

 ................................................................................

Annual Fund Operating Expenses/11/


Paid From Fund Assets


Share Class                                    A     B     C    R
--------------------------------------------------------------------------------
Management Fees                               .55%  .55%  .55% .55%
 ................................................................................
12b-1 Distribution and Service Fees           .20%  .95%  .75%  --%
 ................................................................................
Other Expenses                                .22%  .22%  .22% .22%
 ................................................................................
Total Annual Fund Operating Expenses--Gross+  .97% 1.72% 1.52% .77%

 ................................................................................

 +After Expense Reimbursement
 ............................................

  Expense
  Reimbursements   (.02%) (.02%) (.02%) (.02%)
 ............................................
  Total Annual
  Fund Operating
  Expenses--Net     .95%  1.70%  1.50%   .75%

 ............................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                 Redemption               No Redemption
            A      B      C     R     A      B      C     R
Share Class
--------------------------------------------------------------------------------
1 Year    $  515 $  570 $  155 $ 79 $  515 $  175 $  155 $ 79
 ................................................................................
3 Years   $  716 $  860 $  480 $246 $  716 $  542 $  480 $246
 ................................................................................
5 Years   $  934 $1,047 $  829 $428 $  934 $  933 $  829 $428
 ................................................................................
10 Years  $1,560 $1,831 $1,813 $954 $1,560 $1,831 $1,813 $954

 ................................................................................

1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/01 was 2.44%.












How the Fund Is Invested (as of 5/31/01)



Portfolio Statistics



Average Effective Maturity       20.47 years
 ................................................................................
Average Duration                        8.17
 ................................................................................
Weighted Average Credit Quality          AA-
 ................................................................................
Number of Issues                          61

 ................................................................................

Credit Quality



AAA/U.S. Guaranteed                      33%
 ................................................................................
AA                                       24%
 ................................................................................
A                                        17%
 ................................................................................
BBB                                       8%
 ................................................................................
NR                                       18%

 ................................................................................

Sector Diversification (Top 5)


                                  [PIE CHART]
                         Tax Obligation
                           Limited                51%
                         U.S. Guaranteed           9%
                         Other                    20%
                         Utilities                 5%
                         Housing/Multifamily      10%
                         Healthcare                5%


2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

3. Peer Group returns represent the average annualized returns of the funds in the Lipper Other States Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."

6. Reduced Class A sales charges apply to purchases of $50,000 or more. See
   "How You Can Buy and Sell Shares."
7. As a percentage of the lesser of purchase price or redemption proceeds.
8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.
                                                             Section 1 The Funds

Section 2 How We Manage Your Money

                 To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

                 WHO MANAGES THE FUNDS


                 Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, together with its advisory affiliate, Nuveen Institutional Advisory Corp., offer premier advisory and investment management services to a broad range of mutual fund clients. In the Nuveen family, these advisers are commonly referred to as Nuveen Investment Management or NIM. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolio, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. The NIM advisers are located at 333 West Wacker Drive, Chicago, IL 60606.



                 The NIM advisers are wholly owned subsidiaries of Nuveen Investments ("Nuveen"). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages or oversees $77 billion in assets.


                 Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

                 Michael S. Davern has been the portfolio manager for the Kansas and Missouri Funds since 1992, the Michigan Fund since 1993, and the Wisconsin Fund since 1994. Mr. Davern became a Vice President of Flagship Financial Inc. in 1991, and subsequently became a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Mr. Davern currently manages investments for fifteen Nuveen-sponsored investment companies.


                 Richard A. Huber has been the portfolio manager for the Kentucky and Ohio Funds since March 2001. Since 1987, Mr. Huber had been an employee of Flagship Financial Inc., until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. He currently manages investments for eleven Nuveen-sponsored investment companies.



Section 2 How We Manage Your Money

                 For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:

                 ..............................................................

              Nuveen Kansas Municipal Bond Fund     .55%
                 ..............................................................
              Nuveen Kentucky Municipal Bond Fund   .54%
                 ..............................................................
              Nuveen Michigan Municipal Bond Fund   .54%
                 ..............................................................
              Nuveen Missouri Municipal Bond Fund   .54%
                 ..............................................................
              Nuveen Ohio Municipal Bond Fund       .53%
                 ..............................................................
              Nuveen Wisconsin Municipal Bond Fund  .55%
                 ..............................................................


                 WHAT SECURITIES WE INVEST IN


                 Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                 Municipal Bonds

                 The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.


                 States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                 The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                 The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                 In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen
                                              Section 2 How We Manage Your Money

                 Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in that industry. In that case, the fund's portfolio composition would change from time to time.

                 Quality Municipal Bonds

                 The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent rating agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes. The Michigan and Ohio Funds may not invest more than 20% of their net assets in these territorial municipal bonds.


                 Portfolio Maturity

                 Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                 Short-Term Investments

                 Under normal market conditions, each fund may invest up to 20% of net assets in short-term, high quality municipal bonds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities if suitable short-term municipal bonds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                 Forwards and Delayed-Delivery Settlement


                 Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                 Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. If a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.
Section 2 How We Manage Your Money

                 HOW WE SELECT INVESTMENTS


                 Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's award-winning team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We utilize these resources to identify municipal bonds with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.


                 Portfolio Turnover

                 Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.

                 WHAT THE RISKS ARE


                 Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.


                 Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                 Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                 Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.
                                              Section 2 How We Manage Your Money

                 State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Kansas, Missouri and Wisconsin Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Kentucky, Michigan and Ohio Funds, which are diversified funds.

                 Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.

                 HOW WE MANAGE RISK


                 In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.


                 Investment Limitations


                 The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                  . 25% in any one industry such as electric utilities or
                    health care.

                  . 10% in borrowings (33% if used to meet redemptions).

                 As diversified funds, the Kentucky, Michigan and Ohio Funds also may not have more than:

                  . 5% in securities of any one issuer (except U.S. government securities or for 25% of their assets).

                 Hedging and Other Defensive Investment Strategies

                 Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."

                 Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.
Section 2 How We Manage Your Money

Section 3 How You Can Buy and Sell Shares

                 We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of features for your convenience. Please see the Statement of Additional Information for further details.

                          WHAT SHARE CLASSES WE OFFER


                 Class A Shares

                 You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing on-going service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:




                                                                                    Authorized Dealer
                                       Sales Charge as % of  Sales Charge as % of  Commission as % of
               Amount of Purchase      Public Offering Price Net Amount Invested  Public Offering Price

               Less than $50,000               4.20%                4.38%               3.70%
                 ......................................................................................
               $50,000 but less than
               $100,000                        4.00%                4.18%               3.50%
                 ......................................................................................
               $100,000 but less than
               $250,000                        3.50%                3.63%               3.00%
                 ......................................................................................
               $250,000 but less than
               $500,000                        2.50%                2.56%               2.00%
                 ......................................................................................
               $500,000 but less than
               $1,000,000                      2.00%                2.04%               1.50%
                 ......................................................................................
               $1,000,000 and over             --/1/                --                  1.00%/1/

                 ..............................................................

                 /1/You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.


                 Class B Shares

                 You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

                                       Section 3 How You Can Buy and Sell Shares

                 Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

               Years Since Purchase    0-1   1-2   2-3   3-4   4-5   5-6   Over 6

               CDSC                    5%    4%    4%    3%    2%    1%     None

                 ..............................................................

                 Class C Shares

                 You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee reimburses Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.


                 Class R Shares

                 You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.

                 HOW TO REDUCE YOUR SALES CHARGE


                 We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

                 Class A Sales    Class A Sales    Class R
                 Charge           Charge Waivers   Eligibility
                 Reductions       . Nuveen         . Certain
                 . Rights of        Defined          employees
                   accumulation     Portfolio or     and
                                    Exchange-        directors of
                                    Traded Fund      Nuveen or
                                    reinvestment     employees of

                                                  authorized

                 . Letter of                         dealers
                   intent
                 . Group
                   purchase       . Certain
                                    employees
                                    and            . Bank trust
                                    directors of     departments
                                    Nuveen or
                                    employees of
                                    authorized
                                    dealers
                                  . Bank trust
                                    departments

                 In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.
Section 3 How You Can Buy and Sell Shares

                 HOW TO BUY SHARES


                 Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.


                 Through a Financial Advisor

                 You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

                 By Mail

                 You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. No third party checks will be accepted.


                 Investment Minimums

                 The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

                 SYSTEMATIC INVESTING


                 Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying your fund in writing.




                 From Your Bank Account

                 You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                 From Your Paycheck

                 With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.
                                       Section 3 How You Can Buy and Sell Shares

                 Systematic Exchanging

                 You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                 The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                 [CHART APPEARS HERE]

                 One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

                 SYSTEMATIC WITHDRAWAL

                 If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.



                 You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.
Section 3 How You Can Buy and Sell Shares

                 SPECIAL SERVICES


                 To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                 Exchanging Shares

                 You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.


                 The exchange privilege is not intended to allow you to use a fund for short-term trading. Because excessive exchanges may interfere with portfolio management, raise fund operating expenses or otherwise have an adverse effect on other shareholders, each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

                 The funds may change or cancel their exchange policy at any time upon 60 days' notice. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

                 Fund Direct/SM/


                 The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

                 Reinstatement Privilege

                 If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.
                                       Section 3 How You Can Buy and Sell Shares

                 HOW TO SELL SHARES


                 You may sell (redeem) your shares on any business day. You will receive the share price next determined after Nuveen has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


                 Through Your Financial Advisor

                 You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.



                 By Telephone

An Important     If you have authorized telephone redemption privileges, you
Note About       can redeem your shares by calling (800) 257-8787. Telephone
Telephone        redemptions are not available if you own shares in
Transactions     certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

Although
Nuveen
Investor
Services has
certain
safeguards and
procedures to
confirm the
identity of
callers, it
will not be
liable for
losses
resulting from
following
telephone
instructions
it reasonably
believes to be
genuine. Also,
you should
verify your
trade
confirmations
immediately
upon receipt.

                 By Mail

                 You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Your request must include the following information:


                  . The fund's name;

                  . Your name and account number;

                  . The dollar or share amount you wish to redeem;

                  . The signature of each owner exactly as it appears on the account;

                  . The name of the person to whom you want your redemption
                    proceeds paid (if other than to the shareholder of record);

                  . The address where you want your redemption proceeds sent
                    (if other than the address of record);

                  . Any certificates you have for the shares; and

                  . Any required signature guarantees.



Section 3 How You Can Buy and Sell Shares

                 We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                 Redemptions In-Kind

                 The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.


An Important
Note About
Involuntary
Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

                                       Section 3 How You Can Buy and Sell Shares

Section 4 General Information

                 To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

                 DIVIDENDS, DISTRIBUTIONS AND TAXES


                 The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                 Payment and Reinvestment Options

                 The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at
                 (800) 257-8787.



                 Taxes and Tax Reporting

                 Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT). Income exempt from federal tax may be subject to state and local income tax.


                 Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder.


                 Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                 If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

                 Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

Section 4 General Information

                 Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.


                 Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                 Buying or Selling Shares Close to a Record Date

                 Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                 Taxable Equivalent Yields

                 The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:

                 Taxable Equivalent of Tax-Free Yields



                                To Equal a Tax-Free Yield of:
                 ....................................................................
                                4.00%       4.50%       5.00%       5.50%       6.00%
               Tax Bracket:     A Taxable Investment Would Need to Yield:
                 --------------------------------------------------------------------
               27.5%            5.52%       6.21%       6.90%       7.59%       8.28%
                 ....................................................................
               30.5%            5.76%       6.47%       7.19%       7.91%       8.63%
                 ....................................................................
               35.5%            6.20%       6.98%       7.75%       8.53%       9.30%
                 ....................................................................
               39.1%            6.57%       7.39%       8.21%       9.03%       9.85%
                 ....................................................................

                 The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.

                 DISTRIBUTION AND SERVICE PLANS


                 Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)


                 Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to
                                                   Section 4 General Information
                 shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                 Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.

                 NET ASSET VALUE


                 The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.



                 In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.

                 FUND SERVICE PROVIDERS


                 The custodian of the assets of the funds is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. Chase also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4 General Information

  Section 5 Financial Highlights

                    The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the funds' financial statements, are included in the SAI and annual report, which is available upon request.

Nuveen Kansas Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  -------------------------
                                        Net
                                   Realized
                                        and
                                 Unrealized                                    Ending
            Beginning        Net Investment                Net                    Net
Year Ended  Net Asset Investment       Gain         Investment  Capital         Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (1/92)
 2001          $ 9.54       $.51      $ .62  $1.13       $(.51)    $--  $(.51) $10.16     12.02%
 2000           10.49        .50       (.96)  (.46)       (.49)     --   (.49)   9.54     (4.38)
 1999           10.60        .51       (.11)   .40        (.51)     --   (.51)  10.49      3.81
 1998           10.19        .52        .41    .93        (.52)     --   (.52)  10.60      9.32
 1997            9.83        .53        .36    .89        (.53)     --   (.53)  10.19      9.21
Class B (2/97)
 2001            9.48        .44        .61   1.05        (.44)     --   (.44)  10.09     11.17
 2000           10.43        .42       (.95)  (.53)       (.42)     --   (.42)   9.48     (5.14)
 1999           10.54        .43       (.11)   .32        (.43)     --   (.43)  10.43      3.07
 1998           10.13        .44        .41    .85        (.44)     --   (.44)  10.54      8.57
 1997(c)        10.23        .13       (.12)   .01        (.11)     --   (.11)  10.13       .13
Class C (2/97)
 2001            9.56        .46        .61   1.07        (.46)     --   (.46)  10.17     11.29
 2000           10.51        .45       (.96)  (.51)       (.44)     --   (.44)   9.56     (4.89)
 1999           10.63        .45       (.11)   .34        (.46)     --   (.46)  10.51      3.18
 1998           10.21        .47        .42    .89        (.47)     --   (.47)  10.63      8.85
 1997(c)        10.18        .15        .04    .19        (.16)     --   (.16)  10.21      1.85
Class R (2/97)
 2001            9.59        .54        .60   1.14        (.53)     --   (.53)  10.20     12.12
 2000           10.55        .52       (.96)  (.44)       (.52)     --   (.52)   9.59     (4.22)
 1999           10.66        .54       (.11)   .43        (.54)     --   (.54)  10.55      4.06
 1998           10.22        .56        .43    .99        (.55)     --   (.55)  10.66      9.84
 1997(c)        10.20        .18       (.02)   .16        (.14)     --   (.14)  10.22      1.55
------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
------------------------------------------------------------------------------------------------
Class A (1/92)
 2001         $ 91,062        .90%       5.13%        18%
 2000           86,460       1.01        5.05         54
 1999          113,140        .76        4.78         27
 1998          102,217        .71        4.98         13
 1997           95,891        .68        5.24         40
Class B (2/97)
 2001            6,851       1.65        4.38         18
 2000            5,361       1.77        4.31         54
 1999            6,497       1.51        4.03         27
 1998            3,238       1.45        4.22         13
 1997(c)           605       1.27*       4.62*        40
Class C (2/97)
 2001            6,359       1.45        4.58         18
 2000            5,633       1.56        4.51         54
 1999            6,171       1.32        4.23         27
 1998            1,716       1.24        4.41         13
 1997(c)            91       1.09*       4.85*        40
Class R (2/97)
 2001            1,967        .69        5.33         18
 2000            1,360        .85        5.32         54
 1999              679        .59        4.97         27
 1998               12        .51        5.16         13
 1997(c)            --         --        6.61*        40
------------------------------------------------------------------------------------------------


 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .89%, 1.64%, 1.44%, and .68% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.14%, 4.39%, 4.59% and 5.34% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
                                                  Section 5 Financial Highlights

Nuveen Kentucky Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                   Realized               From
                                        and             and in
                                 Unrealized             Excess                  Ending
            Beginning        Net Investment             of Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (5/87)
 2001          $10.30       $.55      $ .50  $1.05       $(.55)   $  --  $(.55) $10.80     10.40%
 2000           11.22        .55       (.92)  (.37)       (.55)      --   (.55)  10.30     (3.27)
 1999           11.39        .56       (.15)   .41        (.56)    (.02)  (.58)  11.22      3.66
 1998           11.05        .59        .38    .97        (.58)    (.05)  (.63)  11.39      9.00
 1997           10.82        .60        .24    .84        (.60)    (.01)  (.61)  11.05      7.87
Class B (2/97)
 2001           10.30        .47        .51    .98        (.48)      --   (.48)  10.80      9.60
 2000           11.22        .47       (.92)  (.45)       (.47)      --   (.47)  10.30     (3.99)
 1999           11.39        .48       (.15)   .33        (.48)    (.02)  (.50)  11.22      2.90
 1998           11.06        .50        .38    .88        (.50)    (.05)  (.55)  11.39      8.10
 1997(c)        11.07        .17       (.01)   .16        (.17)      --   (.17)  11.06      1.47
Class C (10/93)
 2001           10.29        .49        .50    .99        (.49)      --   (.49)  10.79      9.80
 2000           11.21        .50       (.93)  (.43)       (.49)      --   (.49)  10.29     (3.82)
 1999           11.38        .50       (.15)   .35        (.50)    (.02)  (.52)  11.21      3.12
 1998           11.04        .52        .39    .91        (.52)    (.05)  (.57)  11.38      8.43
 1997           10.81        .54        .24    .78        (.54)    (.01)  (.55)  11.04      7.29
Class R (2/97)
 2001           10.27        .57        .51   1.08        (.57)      --   (.57)  10.78     10.72
 2000           11.20        .57       (.93)  (.36)       (.57)      --   (.57)  10.27     (3.18)
 1999           11.37        .58       (.15)   .43        (.58)    (.02)  (.60)  11.20      3.89
 1998           11.03        .61        .39   1.00        (.61)    (.05)  (.66)  11.37      9.25
 1997(c)        11.08        .20       (.04)   .16        (.21)      --   (.21)  11.03      1.42
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (5/87)
 2001         $403,793        .87%       5.11%        14%
 2000          394,048        .96        5.23          7
 1999          467,127        .82        4.90         10
 1998          451,338        .77        5.19         12
 1997          430,803        .75        5.44         13
Class B (2/97)
 2001           12,977       1.62        4.36         14
 2000           10,148       1.72        4.48          7
 1999            9,923       1.57        4.15         10
 1998            4,273       1.54        4.38         12
 1997(c)           544       1.39*       4.76*        13
Class C (10/93)
 2001           35,770       1.42        4.56         14
 2000           31,078       1.51        4.68          7
 1999           37,246       1.37        4.36         10
 1998           28,630       1.33        4.63         12
 1997           24,468       1.29        4.89         13
Class R (2/97)
 2001              889        .67        5.31         14
 2000              842        .77        5.43          7
 1999              839        .62        5.10         10
 1998              675        .58        5.37         12
 1997(c)           455        .49*       5.77*        13
-------------------------------------------------------------------------------------------------


* Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .85%, 1.60%, 1.40%, and .65% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.13%, 4.38%, 4.58% and 5.33% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
Section 5 Financial Highlights

Nuveen Michigan Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations          Less Distributions
                      -----------------------------  --------------------------
                                         Net               From
                                    Realized             and in
                                         and             Excess                  Ending
Year        Beginning        Net  Unrealized             of Net                     Net
Ended May   Net Asset Investment  Investment         Investment  Capital          Asset     Total
31,             Value     Income Gain (Loss)  Total      Income    Gains  Total   Value Return(a)
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2001          $10.75       $.58      $  .63  $1.21       $(.57)   $  --  $(.57) $11.39     11.45%
 2000           11.83        .58       (1.03)  (.45)       (.58)    (.05)  (.63)  10.75     (3.80)
 1999           12.07        .60        (.18)   .42        (.60)    (.06)  (.66)  11.83      3.45
 1998           11.68        .61         .42   1.03        (.61)    (.03)  (.64)  12.07      8.95
 1997           11.37        .62         .31    .93        (.61)    (.01)  (.62)  11.68      8.42
Class B (2/97)
 2001           10.77        .50         .63   1.13        (.49)      --   (.49)  11.41     10.61
 2000           11.85        .50       (1.03)  (.53)       (.50)    (.05)  (.55)  10.77     (4.52)
 1999           12.09        .51        (.18)   .33        (.51)    (.06)  (.57)  11.85      2.69
 1998           11.70        .52         .42    .94        (.52)    (.03)  (.55)  12.09      8.12
 1997(c)        11.66        .17         .04    .21        (.17)      --   (.17)  11.70      1.86
Class C (6/93)
 2001           10.74        .52         .63   1.15        (.51)      --   (.51)  11.38     10.84
 2000           11.82        .52       (1.03)  (.51)       (.52)    (.05)  (.57)  10.74     (4.35)
 1999           12.06        .53        (.18)   .35        (.53)    (.06)  (.59)  11.82      2.90
 1998           11.66        .54         .43    .97        (.54)    (.03)  (.57)  12.06      8.45
 1997           11.35        .55         .32    .87        (.55)    (.01)  (.56)  11.66      7.84
Class R (2/97)
 2001           10.75        .60         .63   1.23        (.59)      --   (.59)  11.39     11.63
 2000           11.83        .60       (1.03)  (.43)       (.60)    (.05)  (.65)  10.75     (3.62)
 1999           12.07        .62        (.18)   .44        (.62)    (.06)  (.68)  11.83      3.66
 1998           11.68        .63         .42   1.05        (.63)    (.03)  (.66)  12.07      9.16
 1997(c)        11.66        .21         .02    .23        (.21)      --   (.21)  11.68      2.01
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
Year        Ending Net to Average     Average  Portfolio
Ended May       Assets        Net         Net   Turnover
31,              (000)  Assets(b)   Assets(b)       Rate
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2001         $211,992        .87%       5.15%        11%
 2000          208,290        .97        5.22         28
 1999          260,396        .84        4.94         18
 1998          263,632        .84        5.11         13
 1997          259,055        .85        5.33         34
Class B (2/97)
 2001            8,642       1.62        4.40         11
 2000            7,741       1.73        4.48         28
 1999            7,733       1.60        4.20         18
 1998            3,839       1.59        4.32         13
 1997(c)           380       1.59*       4.52*        34
Class C (6/93)
 2001           36,123       1.42        4.60         11
 2000           35,678       1.51        4.66         28
 1999           48,946       1.39        4.39         18
 1998           45,690       1.39        4.56         13
 1997           41,649       1.40        4.77         34
Class R (2/97)
 2001           22,799        .67        5.35         11
 2000           22,035        .77        5.42         28
 1999           26,310        .64        5.14         18
 1998           26,904        .64        5.31         13
 1997(c)        26,211        .65*       5.57*        34

--------------------------------------------------------------------------------

 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .86%, 1.61%, 1.41%, and .66% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.16%, 4.41%, 4.61% and 5.36% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
                                                  Section 5 Financial Highlights

Nuveen Missouri Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                   Realized
                                        and
                                 Unrealized                                     Ending
            Beginning        Net Investment                Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (8/87)
 2001          $10.18       $.56      $ .53  $1.09       $(.56)   $  --  $(.56) $10.71     10.93%
 2000           11.12        .55       (.93)  (.38)       (.55)    (.01)  (.56)  10.18     (3.47)
 1999           11.23        .55       (.11)   .44        (.55)      --   (.55)  11.12      3.95
 1998           10.80        .56        .43    .99        (.56)      --   (.56)  11.23      9.32
 1997           10.51        .56        .29    .85        (.56)      --   (.56)  10.80      8.29
Class B (2/97)
 2001           10.18        .48        .53   1.01        (.48)      --   (.48)  10.71     10.10
 2000           11.11        .47       (.93)  (.46)       (.46)    (.01)  (.47)  10.18     (4.13)
 1999           11.23        .47       (.12)   .35        (.47)      --   (.47)  11.11      3.09
 1998           10.80        .47        .44    .91        (.48)      --   (.48)  11.23      8.53
 1997(c)        10.81        .16       (.01)   .15        (.16)      --   (.16)  10.80      1.40
Class C (2/94)
 2001           10.17        .50        .53   1.03        (.50)      --   (.50)  10.70     10.31
 2000           11.11        .49       (.93)  (.44)       (.49)    (.01)  (.50)  10.17     (4.03)
 1999           11.23        .49       (.12)   .37        (.49)      --   (.49)  11.11      3.31
 1998           10.80        .50        .43    .93        (.50)      --   (.50)  11.23      8.74
 1997           10.50        .51        .29    .80        (.50)      --   (.50)  10.80      7.80
Class R (2/97)
 2001           10.18        .58        .53   1.11        (.58)      --   (.58)  10.71     11.11
 2000           11.12        .57       (.93)  (.36)       (.57)    (.01)  (.58)  10.18     (3.29)
 1999           11.23        .58       (.12)   .46        (.57)      --   (.57)  11.12      4.17
 1998           10.80        .58        .43   1.01        (.58)      --   (.58)  11.23      9.56
 1997(c)        10.90        .17       (.12)   .05        (.15)      --   (.15)  10.80       .43
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (8/87)
 2001         $202,698        .87%       5.31%        13%
 2000          194,271        .96        5.25         21
 1999          238,498        .86        4.87         12
 1998          233,456        .87        5.02         19
 1997          218,924        .86        5.27         41
Class B (2/97)
 2001            6,991       1.62        4.55         13
 2000            5,165       1.71        4.51         21
 1999            5,286       1.61        4.13         12
 1998            1,677       1.62        4.25         19
 1997(c)           454       1.45*       4.59*        41
Class C (2/94)
 2001           12,589       1.42        4.76         13
 2000           10,229       1.50        4.69         21
 1999           13,444       1.41        4.32         12
 1998           11,253       1.42        4.47         19
 1997            7,968       1.40        4.72         41
Class R (2/97)
 2001              470        .67        5.51         13
 2000              442        .77        5.47         21
 1999              393        .65        5.08         12
 1998               41        .67        5.22         19
 1997(c)            34        .55*       5.65*        41
-------------------------------------------------------------------------------------------------


 * Annualized.


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .87%, 1.61%, 1.42% and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.31%, 4.56%, 4.76% and 5.51% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
Section 5 Financial Highlights

Nuveen Ohio Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations          Less Distributions
                      -----------------------------  --------------------------
                                         Net
                                    Realized
                                         and                                     Ending
            Beginning        Net  Unrealized                Net                     Net
Year Ended  Net Asset Investment  Investment         Investment  Capital          Asset     Total
May 31,         Value     Income Gain (Loss)  Total      Income    Gains  Total   Value Return(a)
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2001          $10.62       $.57       $ .48  $1.05       $(.57)   $  --  $(.57) $11.10     10.05%
 2000           11.57        .57        (.93)  (.36)       (.57)    (.02)  (.59)  10.62     (3.18)
 1999           11.74        .58        (.13)   .45        (.58)    (.04)  (.62)  11.57      3.92
 1998           11.41        .60         .38    .98        (.60)    (.05)  (.65)  11.74      8.76
 1997           11.21        .61         .20    .81        (.61)      --   (.61)  11.41      7.38
Class B (2/97)
 2001           10.62        .48         .48    .96        (.49)      --   (.49)  11.09      9.16
 2000           11.56        .49        (.93)  (.44)       (.48)    (.02)  (.50)  10.62     (3.82)
 1999           11.73        .49        (.12)   .37        (.50)    (.04)  (.54)  11.56      3.18
 1998           11.41        .51         .38    .89        (.52)    (.05)  (.57)  11.73      7.89
 1997(c)        11.42        .17        (.01)   .16        (.17)      --   (.17)  11.41      1.45
Class C (8/93)
 2001           10.61        .51         .48    .99        (.51)      --   (.51)  11.09      9.46
 2000           11.56        .51        (.93)  (.42)       (.51)    (.02)  (.53)  10.61     (3.71)
 1999           11.73        .52        (.13)   .39        (.52)    (.04)  (.56)  11.56      3.39
 1998           11.41        .54         .37    .91        (.54)    (.05)  (.59)  11.73      8.12
 1997           11.21        .55         .20    .75        (.55)      --   (.55)  11.41      6.80
Class R (2/97)
 2001           10.62        .59         .48   1.07        (.60)      --   (.60)  11.09     10.19
 2000           11.57        .60        (.94)  (.34)       (.59)    (.02)  (.61)  10.62     (2.97)
 1999           11.73        .60        (.12)   .48        (.60)    (.04)  (.64)  11.57      4.22
 1998           11.41        .62         .37    .99        (.62)    (.05)  (.67)  11.73      8.89
 1997(c)        11.42        .21        (.01)   .20        (.21)      --   (.21)  11.41      1.77
--------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
--------------------------------------------------------------------------------------------------
Class A (6/85)
 2001         $385,226        .86%       5.13%        12%
 2000          389,898        .90        5.25         11
 1999          471,075        .85        4.94         11
 1998          472,821        .85        5.15         15
 1997          463,253        .89        5.39         17
Class B (2/97)
 2001           19,846       1.61        4.37         12
 2000           14,970       1.65        4.51         11
 1999           14,494       1.61        4.20         11
 1998            7,422       1.61        4.39         15
 1997(c)         1,649       1.60*       4.63*        17
Class C (8/93)
 2001           41,396       1.41        4.57         12
 2000           41,220       1.45        4.69         11
 1999           50,889       1.40        4.39         11
 1998           47,036       1.40        4.60         15
 1997           40,713       1.44        4.84         17
Class R (2/97)
 2001          146,678        .66        5.32         12
 2000          142,031        .70        5.45         11
 1999          161,491        .65        5.14         11
 1998          162,220        .65        5.35         15
 1997(c)       160,312        .65*       5.65*        17
--------------------------------------------------------------------------------------------------


 * Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .85%, 1.60%, 1.40% and .65% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 5.13%, 4.37%, 4.58% and 5.33% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
                                                  Section 5 Financial Highlights

Nuveen Wisconsin Municipal Bond Fund




Class
(Inception
Date)                    Investment Operations         Less Distributions
                      ----------------------------  --------------------------
                                        Net
                                   Realized
                                        and
                                 Unrealized                                     Ending
            Beginning        Net Investment                Net                     Net
Year Ended  Net Asset Investment       Gain         Investment  Capital          Asset     Total
May 31,         Value     Income     (Loss)  Total      Income    Gains  Total   Value Return(a)
-------------------------------------------------------------------------------------------------
Class A (6/94)
 2001          $ 9.24       $.45      $ .72  $1.17       $(.44)   $  --  $(.44) $ 9.97     12.84%
 2000           10.20        .44       (.95)  (.51)       (.44)    (.01)  (.45)   9.24     (5.04)
 1999           10.28        .47       (.08)   .39        (.47)      --   (.47)  10.20      3.83
 1998            9.80        .49        .49    .98        (.50)      --   (.50)  10.28     10.19
 1997            9.61        .51        .19    .70        (.51)      --   (.51)   9.80      7.40
Class B (2/97)
 2001            9.27        .38        .72   1.10        (.37)      --   (.37)  10.00     11.98
 2000           10.23        .37       (.95)  (.58)       (.37)    (.01)  (.38)   9.27     (5.75)
 1999           10.31        .39       (.08)   .31        (.39)      --   (.39)  10.23      3.05
 1998            9.82        .42        .49    .91        (.42)      --   (.42)  10.31      9.46
 1997(c)         9.87        .12       (.06)   .06        (.11)      --   (.11)   9.82       .60
Class C (2/97)
 2001            9.26        .40        .73   1.13        (.39)      --   (.39)  10.00     12.31
 2000           10.22        .39       (.95)  (.56)       (.39)    (.01)  (.40)   9.26     (5.56)
 1999           10.30        .41       (.07)   .34        (.42)      --   (.42)  10.22      3.29
 1998            9.82        .44        .49    .93        (.45)      --   (.45)  10.30      9.59
 1997(c)         9.87        .13       (.07)   .06        (.11)      --   (.11)   9.82       .65
Class R (2/97)
 2001            9.28        .47        .73   1.20        (.46)      --   (.46)  10.02     13.10
 2000           10.23        .46       (.94)  (.48)       (.46)    (.01)  (.47)   9.28     (4.73)
 1999           10.31        .49       (.08)   .41        (.49)      --   (.49)  10.23      4.04
 1998            9.82        .53        .48   1.01        (.52)      --   (.52)  10.31     10.47
 1997(c)         9.87        .15       (.07)   .08        (.13)      --   (.13)   9.82       .84
-------------------------------------------------------------------------------------------------
Class
(Inception
Date)                Ratios/Supplemental Data
            ---------------------------------------------
                                     Ratio of
                                          Net
                         Ratio of  Investment
                         Expenses   Income to
            Ending Net to Average     Average  Portfolio
Year Ended      Assets        Net         Net   Turnover
May 31,          (000)  Assets(b)   Assets(b)       Rate
-------------------------------------------------------------------------------------------------
Class A (6/94)
 2001          $30,944        .97%       4.59%        16%
 2000           30,146       1.02        4.62         26
 1999           29,217        .68        4.53          9
 1998           24,313        .55        4.87         10
 1997           14,004        .51        5.20         42
Class B (2/97)
 2001            4,401       1.72        3.84         16
 2000            3,977       1.76        3.87         26
 1999            3,795       1.43        3.78          9
 1998            1,877       1.32        4.04         10
 1997(c)            20        .94*       4.81*        42
Class C (2/97)
 2001            5,408       1.52        4.04         16
 2000            4,366       1.57        4.07         26
 1999            3,457       1.23        3.99          9
 1998            1,366       1.11        4.25         10
 1997(c)            76        .69*       4.91*        42
Class R (2/97)
 2001               51        .77        4.79         16
 2000               45        .79        4.81         26
 1999              107        .48        4.73          9
 1998               45        .32        5.08         10
 1997(c)            40         --        5.67*        42
-------------------------------------------------------------------------------------------------


* Annualized


(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2001 are .95%, 1.70%, 1.50% and .75% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2001 are 4.61%, 3.86%, 4.05% and 4.80% for classes A, B, C and R, respectively.

(c) From commencement of class operations as noted.
Section 5 Financial Highlights

Appendix Additional State Information

                 Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.

                 Kansas



                 The State's economy resembles the national profile, with aircraft manufacturing, telecommunications and agriculture as its core industries. The expanding services, transportation and trade sectors have driven the State's steady growth. The State's industrial diversity provides stability and strength during economic cycles, evidenced by the State's stable economic position in the midst of the current national downturn.


                 The State's unemployment rate was 3.7% in July 2001, down from 3.9% in July 2000 and below the national average of 4.5% in July 2001. The unemployment rate was also substantially lower than its peak of 5.5% in 1993. Per capita income grew 4.4% to $27,816 in 2000, which is approximately 94% of the national average.


                 The Kansas State Treasury does not issue general obligation debt. The State instead relies on revenue and lease financing through the Department of Transportation (KDOT) and the Development Finance Authority (KDFA). KDFA provides financing for various public purpose projects including prison construction, state offices, energy conservation and university facilities. As of August 31, 2001, the KDOT bonds were rated Aa2, AA+ and AA by Moody's, Standard & Poor's, and Fitch, respectively. KDFA ratings vary and when not insured are generally rated A or better by the major rating agencies. These agency ratings do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Kansas personal income taxes to the extent they are paid out of income earned on all Kansas municipal bonds issued after December 31, 1987, on specified Kansas municipal bonds issued before that date, or on U.S. government securities. While dividends paid out of income earned on Kansas municipal bonds are not subject to Kansas tax, if you are subject to tax in a state other than Kansas, these dividends may be included in calculating taxable income for that state. You will be subject to Kansas personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.


                 The treatment of corporate shareholders who pay Kansas corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                        Appendix

                 Kentucky



                 Kentucky's central location and low labor and energy costs helped to sustain the Commonwealth's economic growth during the 1990's. The Commonwealth continues to experience employment growth in the services and trade sectors. However, the national slowdown within the manufacturing sector has led to substantial layoffs throughout the Commonwealth in the past year.


                 Kentucky's average unemployment rate in July 2001 was 5.2%, compared to the national average of 4.5% in July 2001 and the Commonwealth's 4.1% average in July 2000. Per capita income was $24,294 in 2000, which is approximately 82% of the national average.


                 Although Kentucky has not issued general obligation debt since 1965, the Commonwealth is an active issuer of appropriation-secured debt through several agencies. Bonds secured by Commonwealth appropriations generally receive ratings of "A+" or higher from the major rating services. All of Kentucky's general obligation debt matured in 1995. Moody's upgraded the ratings on the obligations of several Kentucky agencies in June 1999, citing the Commonwealth's improved financial position and economy. Rating upgrades from Standard & Poor's followed in March 2000. As of August 31, 2001, obligations secured by appropriations of the Commonwealth were rated Aa3, AA- and AA- by Moody's, Standard & Poor's and Fitch, respectively. These ratings reflect the Commonwealth's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.


                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to the Kentucky individual income tax to the extent they are paid out of income earned on Kentucky municipal bonds or U.S. government securities. While dividends paid out of income earned on Kentucky municipal bonds are not subject to Kentucky income tax, if you are subject to tax in a state other than Kentucky, these dividends may be included in calculating taxable income for that state. You will be subject to Kentucky personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction. You will not be subject to the Kentucky intangible property tax on your fund shares.


                 The treatment of corporate shareholders who pay Kentucky corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                 Michigan



                 Although Michigan's economy has diversified at a steady pace and has sustained strong overall performance since the early 1990s, the State is still highly dependent on the manufacturing sector, particularly the automobile industry. As the national economy slows and the manufacturing sector contracts, the State has started to show clear signs of a softening economy.


                 The State's unemployment rate rose to 4.6% in July 2001 from a low of 3.6% a year ago and is slightly above the national average of 4.5% in July 2001. Per capita income has increased each year over the past decade and was $29,612 in 2000, which is approximately equal to the national average.


                 In 2000, Moody's and Standard & Poor's raised Michigan's general obligation bonds to Aaa from Aa1 and to AAA from AA+, respectively, both citing well-established trends of effective management, structural budget balance and fiscal flexibility as well as the steady pace of industrial diversification. Fitch

Appendix
                 maintains a AA+ rating. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to the Michigan individual income tax to the extent they are paid out of income earned on Michigan municipal bonds or paid out of income earned on or capital gains realized from, the sale of U.S. government securities. You will be subject to Michigan personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains (other than capital gains realized from the sale of U.S. government securities), or if you sell or exchange fund shares and realize a capital gain on the transaction. Taxpayers who are senior citizens may be eligible for special tax treatment with respect to taxable income and capital gains. If you reside in a Michigan city that imposes local income taxes, you will not be subject to these taxes on the fund's distributions of income attributable to interest earned on U.S. government securities or Michigan municipal bonds, or to gains on the sale of U.S. government securities.


                 While the dividends paid out of income earned on Michigan municipal bonds and capital gains attributable to the disposal of U.S. government securities are not subject to Michigan tax, if you are subject to tax in a state other than Michigan, these dividends and gains may be included in calculating taxable income for that state.


                 The treatment of corporate shareholders who pay Michigan corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                 Missouri



                 Missouri's economic base is diversified and its economic profile generally resembles that of the nation. However, since its manufacturing sector concentrates on old-economy and less value-added industries, the upside potential is limited and growth has been slower than the overall growth of the national economy.


                 Amid a national economic downturn, the State's economy slowed significantly last year. This slowdown was caused by contraction in the manufacturing sector and weakening in other major sectors such as trade, transportation and services. The automobile industry, which has supported the State's expansion in the past few years, has suffered from languishing vehicle sales, inventory buildup and temporary plant shutdowns.


                 The State's unemployment rate was 3.9% in July 2001, up from the 3.4% rate in July 2000 and below the July 2001 national average of 4.5%. Per capita income increased 4.8% during 2000 to $27,445, which is approximately 92% of the national average.


                 Missouri's diversified economy and the State government's sound financial management are reflected in its long-standing Aaa, AAA and AAA ratings from Moody's, Standard & Poor's, and Fitch, respectively. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to the Missouri individual income tax to the extent they are paid out of income earned on Missouri municipal bonds or U.S. government securities. While

                                                                        Appendix
                 dividends paid out of income earned on Missouri municipal bonds are subject to Missouri tax, if you are subject to tax in a state other than Missouri, these dividends may be included in calculating taxable income for that state. You will be subject to Missouri personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize a capital gain on the transaction.


                 The treatment of corporate shareholders who pay Missouri corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                 Ohio



                 The Ohio economy, just like the national economy, continues to slow. Although employment growth in recent years has been concentrated primarily among non-manufacturing industries, including services and trade, manufacturing remains a vital component of Ohio's economy. General economic activity in Ohio tends to be more cyclical than in non-industrialized states. Consequently, the national slowdown within the manufacturing sector has significantly affected the Ohio economy.


                 Ohio's unemployment rate was 4.2% in July 2001, slightly lower than the national average of 4.5% in July 2001 and slightly higher than the State's 4.1% rate in July 2000. Per capita income was $28,400 in 2000, which is approximately 96% of the national average.




                 As of August 31, 2001, Moody's rated Ohio general obligation bonds Aa1 while Standard & Poor's and Fitch each rated the State's bonds AA+. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.

                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes to the extent they are derived from interest on Ohio municipal bonds or U.S. government securities or attributable to gain made on the sale, exchange or other disposition by the fund of Ohio municipal bonds. While dividends paid out of income earned on Ohio municipal bonds are not subject to Ohio tax, if you are subject to tax in a state other than Ohio, these dividends may be included in calculating taxable income for that state.You will, however, be subject to Ohio personal income taxes, Ohio school district income taxes and Ohio municipal income taxes to the extent the fund distributes any taxable income or realized capital gains (other than capital gains on Ohio municipal bonds), or if you sell or exchange fund shares and realize a net gain on the transaction.


                 The treatment of corporate shareholders who pay Ohio corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                 Wisconsin



                 Wisconsin has a broad economic base that experienced healthy growth during the 1990s despite labor constraints. Although manufacturing is the State's dominant sector, the services and trade sectors have been the driving force in employment. As the national economic slowdown impacted manufacturing dependant states more heavily than others, Wisconsin has seen increased layoffs, declining working hours and stagnant overall employment growth. The weak economy has also resulted in reduced tax revenues and budget

Appendix
                 imbalance at the State level, which triggered ratings actions by the rating agencies.


                 The State's unemployment rate was 4.4% in July 2001, a substantial increase from the State's 3.7% unemployment rate in July 2000, but still slightly below the national average of 4.5% in July 2001. Per capita income was $28,232 in 2000, which is approximately 95% of the national average.


                 Earlier this year, the State's general obligations bonds were downgraded by Moody's and Fitch from Aa2 to Aa3 and from AA+ to AA, respectively. Standard & Poor's is maintaining its AA rating but revised the credit outlook from stable to negative. The ratings changes were due to persistent structural budget imbalances and disappointing revenue growth. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.


                 Tax Treatment

                 The fund's regular monthly dividends will generally not be subject to Wisconsin personal income tax to the extent they are paid out of income earned on certain Wisconsin municipal obligations or on U.S. government securities. While dividends paid out of income earned on certain Wisconsin municipal bonds are not subject to Wisconsin tax, if you are subject to tax in a state other than Wisconsin, these dividends may be included in calculating taxable income for that state. You will be subject to Wisconsin personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains, or if you sell or exchange fund shares and realize capital gains on the transaction. A portion of these capital gains, however, may be exempt from Wisconsin personal income tax.


                 The treatment of corporate shareholders who pay Wisconsin corporate income tax differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.

                                                                       Appendix

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth
International Growth Fund
Innovation Fund
Nuveen Rittenhouse Growth Fund

Growth and Income
European Value Fund
Large-Cap Value Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Income
Income Fund
Floating Rate Fund/1/

Tax-Free Income

National Municipal Bond Funds
High Yield
Long-term
Insured Long-term
Intermediate-term
Limited-term

State Municipal Bond Funds
Arizona
California/2/
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts/2/
Michigan
Missouri
New Jersey
New Mexico
New York/2/
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on fund policies and operation. Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial advisor for copies.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549.

The funds' Investment Company file number is 811-07751.

1. This is a continuously-offered closed-end interval fund. As such, redemptions are only available during quarterly repurchase periods. See the fund's prospectus for additional information.

2. Long-term and insured long-term portfolios.

NUVEEN Investments

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com                                                   VPR-MS6 9-01 NA

                                                         September 28, 2001


NUVEEN MULTISTATE TRUST IV

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of Nuveen Multistate Trust IV dated September 28, 2001. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-13
Investment Adviser and Investment Management Agreement..................... S-22
Portfolio Transactions..................................................... S-23
Net Asset Value............................................................ S-24
Tax Matters................................................................ S-24
Performance Information.................................................... S-33
Additional Information on the Purchase and Redemption of Fund Shares....... S-41
Distribution and Service Plan.............................................. S-49
Independent Public Accountants and Custodian............................... S-51
Financial Statements....................................................... S-51
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

    (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the Ohio Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Multistate Trust IV, formerly Nuveen Flagship Multistate Trust IV (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Kansas Municipal Bond Fund (formerly Nuveen Flagship Kansas Municipal Bond Fund and prior to that, Flagship Kansas Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Kentucky Municipal Bond Fund (formerly Nuveen Flagship Kentucky Municipal Bond Fund and prior to that, Flagship Kentucky Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Michigan Municipal Bond Fund (formerly Nuveen Flagship Michigan Municipal Bond Fund and prior to that, Flagship Michigan Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Missouri Municipal Bond Fund (formerly Nuveen Flagship Missouri Municipal Bond Fund and prior to that, Flagship Missouri Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Ohio Municipal Bond Fund (formerly Nuveen Flagship Ohio Municipal Bond Fund and prior to that, Flagship Ohio Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Wisconsin Municipal Bond Fund (formerly Nuveen Flagship Wisconsin Municipal Bond Fund and prior to that, Flagship Wisconsin Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

  As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

  The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.


Portfolio Trading and Turnover

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the 2000 and 2001 fiscal years for the Funds were:



                                                                   Fiscal Year
                                                                   ------------
                                                                   2000   2001
                                                                   -----  -----
Nuveen Kansas Municipal Bond Fund.................................   54%    18%
Nuveen Kentucky Municipal Bond Fund...............................    7%    14%
Nuveen Michigan Municipal Bond Fund...............................   28%    11%
Nuveen Missouri Municipal Bond Fund...............................   21%    13%
Nuveen Ohio Municipal Bond Fund...................................   11%    12%
Nuveen Wisconsin Municipal Bond Fund..............................   26%    16%


When-Issued Securities or Delayed-Delivery Securities

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage operations more effectively.

  Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds


  The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.


Special Considerations Relating to Municipal Obligations of Designated States

  As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

Factors Pertaining to Kansas



  The State's economy resembles the profile of the national economy, with aircraft manufacturing, telecommunications and agriculture as its core industries. Through the State's aggressive development of its highway transportation network, which has led to significant industrial and commercial development, the State has been successfully diversifying its economy away from its historic reliance on agribusiness, although the overall dependence on farming is still greater than average. The State's growing industrial diversity provides stability and strength during economic cycles, evidenced by the State's stable economic position in the midst of the current national downturn.


  The State's growth is geographically concentrated and several large employers play critical roles in the economic development of some major metropolitan areas. These employers include Sprint, Boeing and Raytheon Aircraft as well as others, whose corporate decisions might have significant influence on the economy of the area in which they are located. The volatility in the aircraft manufacturing industry and the current restructuring in the telecommunications industry also presents risks. As a result of these factors, as well as the current national economic downturn, the pace of growth is expected to moderate in the State.


  The State's unemployment rate dropped to 3.7% in July 2001 from its peak of 5.5% in 1993 and continues to be substantially lower than the national average of 4.5% in July 2001. Per capita income grew 4.4% to $27,816 in 2000, which is approximately 94% of the national average.


  The Kansas State Treasury does not issue general obligation debt because of constitutional prohibitions. The State instead relies on revenue and lease financing through the Department of Transportation (KDOT) and the Development Finance Authority (KDFA). KDFA is the conduit for most State debt and provides financing for various public purpose projects including prison construction, State offices, energy conservation and university facilities. As of August 31, 2001, KDOT bonds were rated Aa2, AA+, and AA by Moody's, Standard & Poor's, and Fitch, respectively. KDFA ratings vary according to the underlying purpose and when not insured are generally rated A or better by the major rating agencies. These ratings reflect the creditworthiness of the KDOT and KDFA only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Kentucky



  Kentucky's central location and low labor and energy costs helped sustain the Commonwealth's economic growth during the 1990's, especially in Kentucky's "Golden Triangle" bounded by Cincinnati, Lexington and Louisville. While the Commonwealth continues to experience employment growth in the services and trade sectors, the national slowdown in the manufacturing sector has led to substantial layoffs. The air transportation sector, which has been one of the anchors of recent economic expansion in Northern Kentucky during the past few years, has been particularly affected by the national slowdown.


  Kentucky's average unemployment rate in July 2001 was 5.2%, compared to the national average of 4.5% in July 2001 and the Commonwealth's 4.1% average in July 2000. Per capita income was $24,294 in 2000, which is approximately 82% of the national average.


  In July 1998, the Kentucky Court of Appeals upheld a previous court ruling that enabled Kentucky cities and counties to issue general obligation bonds. However, at the State level, Kentucky has not issued general obligation debt since 1965, although it remains an active issuer of appropriation-secured debt through several agencies, including the Kentucky Turnpike Authority, the Kentucky Infrastructure Authority, and the Kentucky Schools Facilities Construction Commission. Bonds secured by Commonwealth appropriations generally receive ratings of A+ or higher from the major rating services. All of Kentucky's general obligation debt matured in 1995. Moody's upgraded the ratings on the obligations of several Kentucky Agencies in June 1999 citing the Commonwealth's improved financial position and economy. Rating upgrades from Standard & Poor's followed in March 2000. As of August 31, 2001, obligations secured by appropriations of the Commonwealth were rated Aa3, AA- and AA- by Moody's, Standard & Poor's and Fitch, respectively. These ratings reflect the Commonwealth's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


Factors Pertaining to Michigan



  Although Michigan's economy has sustained overall strong performance since the early 1990s and diversified at a steady pace, the State is still highly dependent on the manufacturing sector, particularly the automobile industry. According to Moody's, the manufacturing sector accounts for over 33% of total State personal income and over 21% of employment, while the automobile segment alone provides for approximately 30% of manufacturing employment. As a result of this reliance on automobile manufacturing, the State's economy is susceptible to any economic slowdown that significantly reduces the demand for automobiles. In the midst of the current national economic downturn, Michigan's manufacturing sector has started to contract and shows clear signs of deterioration.


  The State's unemployment rate was 4.6% in July 2001, which is slightly above the national average of 4.5% in July 2001 and substantially higher than the State's July 2000 level of 3.6%. Michigan's per capita income grew 6.3% to $29,612 in 2000, which is approximately equal to the national average.


  The State adopted a major tax restructuring program in 1994 as part of its initiatives to support public elementary and secondary education. To promote equality among school districts of varying wealth levels, the State enacted Proposal A, which shifted funding for Michigan school districts from local property taxes to State sales taxes. The credit impact of this change has been neutral.



  Michigan's economic and financial improvements are reflected in the State's ratings of Aaa, AAA and AA+ by Moody's, Standard & Poor's and Fitch, respectively. Moody's and Standard & Poor's both upgraded the State's credit rating in 2000, citing well-established trends of effective management, structural budget balances, and fiscal flexibility as well as the steady pace of industrial diversification. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Missouri



  Missouri's economy, like the national economy, is diverse. The State has benefited from its central location, low cost of living and highly skilled workforce. Although recent economic growth in the State is centered around the services and tourism industries, defense and manufacturing remain important elements of the State economy. However, since its manufacturing sector concentrates on old-economy and less value-added industries, the upside potential is limited and growth has been slower than the overall growth of the national economy. Amid a national economic downturn, the State's economy slowed significantly last year, caused by contraction in the manufacturing sector and weakening in other major sectors, such as trade, transportation and services. The automobile industry, which has supported the State's expansion in the past few years, has suffered from languishing vehicle sales, inventory buildup and temporary plant shutdowns.


  The State's unemployment rate was 3.9% in July 2001, up from the 3.4% rate in July 2000 and below the July 2001 national average of 4.5%. Per capita income increased 4.8% during 2000 to $27,445, which is approximately 92% of the national average.


  Missouri retains substantial governmental balances through strategic budget management. Missouri's overall creditworthiness is reflected in its long-standing Aaa, AAA, and AAA ratings by Moody's, Standard & Poor's, and Fitch, respectively. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

Factors Pertaining to Ohio



  The Ohio economy has historically relied on durable goods manufacturing, but growth in the trade and services sectors in recent years has brought healthy diversification. While employment growth in recent years has been concentrated among non-manufacturing industries, manufacturing remains an important component of the State's economy, providing approximately 20% of total employment in Ohio compared with 15% of national employment. General economic activity in Ohio tends to be more cyclical than in non-industrialized states. Consequently, the national slowdown in the manufacturing sector has significantly affected the Ohio economy.


  From 1990 to 1999, the State's unemployment rate ranked at or below the national average. Ohio's unemployment rate was 4.2% in July 2001, compared to the national average of 4.5% in July 2001. Per capita income was $28,000 in 2000, which is approximately 96% of the national average.


  The State is currently working on revamping its school funding formula, which has been at the center of litigation for nearly a decade. The State Supreme Court recently overturned its prior ruling that Ohio's school district funding formula was unconstitutional. However, the Supreme Court has insisted that State officials make immediate changes to the school funding formula which will require the State to increase its aid to local public schools, and could affect the State's financial position.


  As of August 31, 2001, Moody's rated Ohio general obligation bonds Aa1, while Standard & Poor's and Fitch each rated the State AA+. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


Factors Pertaining to Wisconsin



  Wisconsin has a broad economic base that experienced healthy growth during the 1990s despite labor constraints. Although manufacturing is the State's dominant sector, the services and trade sectors have been the driving force in employment. According to Standard & Poor's, these two sectors provided for 49% of total jobs in 2000, up from 45% in 1987. The State's agricultural sector also remains a vital part of the overall economy.


  As the national economic slowdown impacted manufacturing dependant states more heavily than others, Wisconsin has seen increased layoffs, declining working hours and stagnant overall employment growth. The weak economy has also resulted in reduced tax revenues and budget imbalance at the State level, which triggered ratings sections by the rating agencies.


  The State's unemployment rate was 4.4% in July 2001, a substantial increase form the State's 3.7% unemployment rate in July 2000, but still slightly below the national average of 4.5% in July 2001. Per capita income was $28,232 in 2000, which is approximately 95% of the national average.


  The State's general obligations bonds were downgraded by Moody's and Fitch from Aa2 to Aa3 and from AA+ to AA, respectively. Standard & Poor's is maintaining its AA rating but revised the credit outlook from stable to negative. The ratings changes were due to persistent structural budget imbalances and disappointing revenue growth caused by the weakened State economy. Historically maintaining a very low reserve level, which provides a small cushion in the event of revenue shortfalls, the State has to use nonrecurring resources, such as the securitization of Wisconsin's share of the national tobacco settlement to balance its budget. The Governor has proposed and the State Legislature has enacted a new Budget Stabilization Fund aimed at building up some financial flexibility in the future. However, given the State's current financial position, no funds are expected to be allocated in the current biennium. These ratings reflect the State's credit quality only, and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


Hedging and Other Defensive Actions

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.


  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

Short-Term Investments

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities ("temporary investments"). Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under their investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.


MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has seven trustees, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.


------------------------------------------------------------------------------------
                              Date of Positions and         Principal Occupations
 Name and Address             Birth   Offices with Fund     During Past Five Years
------------------------------------------------------------------------------------
 Timothy R. Schwertfeger*     3/28/49 Chairman of the Board Chairman since July 1,
 333 West Wacker Drive                and President         1996 of The John Nuveen
 Chicago, IL 60606                    Trustee               Company, Nuveen
                                                            Investments, Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp., prior
                                                            thereto Executive Vice
                                                            President and Director
                                                            of The John Nuveen
                                                            Company and Nuveen
                                                            Investments; Director of
                                                            Nuveen Advisory Corp.
                                                            (since 1992) and Nuveen
                                                            Institutional Advisory
                                                            Corp.; Chairman and
                                                            Director (since January
                                                            1997) of Nuveen Asset
                                                            Management, Inc.;
                                                            Director (since 1996) of
                                                            Institutional Capital
                                                            Corporation; Chairman
                                                            and Director of
                                                            Rittenhouse Financial
                                                            Services Inc. (since
                                                            1999); Chief Executive
                                                            Officer (since September
                                                            1999) of Nuveen Senior
                                                            Loan Asset Management
                                                            Inc.

------------------------------------------------------------------------------------
 Robert P. Bremner            8/22/40 Trustee               Private Investor and
 3725 Huntington Street, N.W.                               Management Consultant.
 Washington, D.C. 20015

------------------------------------------------------------------------------------
 Lawrence H. Brown            7/29/34 Trustee               Retired (August 1989) as
 201 Michigan Avenue                                        Senior Vice President of
 Highwood, IL 60040                                         The Northern Trust
                                                            Company

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Date of  Positions and       Principal Occupations
 Name and Address          Birth    Offices with Fund   During Past Five Years
--------------------------------------------------------------------------------
 Anne E. Impellizzeri      1/26/33  Trustee             President and Chief
 15 High Street                                         Executive Officer of
 Cold Spring, NY 10516                                  Blanton-Peale Institutes
                                                        of Religion and Health
                                                        (since December 1990).
--------------------------------------------------------------------------------
 Peter R. Sawers            4/3/33  Trustee             Adjunct Professor of
 22 The Landmark                                        Business and Economics,
 Northfield, IL 60093                                   University of Dubuque,
                                                        Iowa; formerly, (1991-
                                                        2000) Adjunct Professor,
                                                        Lake Forest Graduate
                                                        School of Management,
                                                        Lake Forest, Illinois;
                                                        Chartered Financial
                                                        Analyst.

--------------------------------------------------------------------------------
 William J. Schneider      9/24/44  Trustee             Senior Partner and Chief
 4000 Miller-Valentine Ct.                              Operating Officer,
 P.O. Box 744                                           Miller-Valentine
 Dayton, OH 45401                                       Partners; Vice
                                                        President, Miller-
                                                        Valentine Group, a
                                                        development and contract
                                                        company; Chair, Miami
                                                        Valley Hospital; Vice
                                                        Chair Miami Valley
                                                        Economic Development
                                                        Coalition; formerly,
                                                        Member Community
                                                        Advisory Board, National
                                                        City Bank, Dayton, Ohio
                                                        and Business Advisory
                                                        Council, Cleveland
                                                        Federal Reserve Bank.

--------------------------------------------------------------------------------
 Judith M. Stockdale       12/29/47 Trustee             Executive Director,
 35 E. Wacker Drive                                     Gaylord and Dorothy
 Suite 2600                                             Donnelley Foundation
 Chicago, IL 60601                                      (since 1994); prior
                                                        thereto, Executive
                                                        Director, Great Lakes
                                                        Protection Fund (from
                                                        1990 to 1994).

--------------------------------------------------------------------------------
 Alan G. Berkshire         12/28/60 Vice President and  Senior Vice President
 333 West Wacker Drive              Assistant Secretary and General Counsel
 Chicago, IL 60606                                      (since September 1997)
                                                        and Secretary (since May
                                                        1998) of The John Nuveen
                                                        Company, Nuveen
                                                        Investments, Nuveen
                                                        Advisory Corp. and
                                                        Nuveen Institutional
                                                        Advisory Corp., Senior
                                                        Vice President and
                                                        Secretary (since
                                                        September 1999) of
                                                        Nuveen Senior Loan Asset
                                                        Management Inc.; prior
                                                        thereto, Partner in the
                                                        law firm of Kirkland &
                                                        Ellis.

--------------------------------------------------------------------------------
 Peter H. D'Arrigo         11/28/67 Vice President and  Vice President of Nuveen
 333 West Wacker Drive              Treasurer           Investments (since
 Chicago, IL 60606                                      January 1999), prior
                                                        thereto, Assistant Vice
                                                        President (from January
                                                        1997); formerly,
                                                        Associate of Nuveen
                                                        Investments; Vice
                                                        President and Treasurer
                                                        (since September 1999)
                                                        of Nuveen Senior Loan
                                                        Asset Management Inc.;
                                                        Chartered Financial
                                                        Analyst.

--------------------------------------------------------------------------------
 Michael S. Davern         6/26/57  Vice President      Vice President of Nuveen
 333 West Wacker Drive                                  Advisory Corp. (since
 Chicago, IL 60606                                      January 1997); prior
                                                        thereto, Vice President
                                                        and Portfolio Manager of
                                                        Flagship Financial.

--------------------------------------------------------------------------------
 Lorna C. Ferguson         10/24/45 Vice President      Vice President of Nuveen
 333 West Wacker Drive                                  Investments; Vice
 Chicago, IL 60606                                      President (since January
                                                        1998) of Nuveen Advisory
                                                        Corp. and Nuveen
                                                        Institutional Advisory
                                                        Corp.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                       Date of Positions and                 Principal Occupations
 Name and Address      Birth   Offices with Fund             During Past Five Years
-------------------------------------------------------------------------------------
 William M. Fitzgerald 3/2/64  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                       Advisory Corp. (since
 Chicago, IL 60606                                           December 1995);
                                                             Assistant Vice President
                                                             of Nuveen Advisory Corp.
                                                             (from September 1992 to
                                                             December 1995), prior
                                                             thereto, Assistant
                                                             Portfolio Manager of
                                                             Nuveen Advisory Corp.;
                                                             Chartered Financial
                                                             Analyst.

-------------------------------------------------------------------------------------
 Stephen D. Foy        5/31/54 Vice President and Controller Vice President of Nuveen
 333 West Wacker Drive                                       Investments and (since
 Chicago, IL 60606                                           May 1998) The John
                                                             Nuveen Company, Vice
                                                             President (since
                                                             September 1999) of
                                                             Nuveen Senior Loan Asset
                                                             Management Inc.;
                                                             Certified Public
                                                             Accountant.

-------------------------------------------------------------------------------------
 J. Thomas Futrell     7/5/55  Vice President                Vice President of Nuveen
 333 West Wacker Drive                                       Advisory Corp.;
 Chicago, IL 60606                                           Chartered Financial
                                                             Analyst.

-------------------------------------------------------------------------------------
 Richard A. Huber      3/26/63 Vice President                Vice President of Nuveen
 333 West Wacker Drive                                       Institutional Advisory
 Chicago, IL 60606                                           Corp. (since March 1998)
                                                             and Nuveen Advisory
                                                             Corp. (since January
                                                             1997); prior thereto,
                                                             Vice President and
                                                             Portfolio Manager of
                                                             Flagship Financial, Inc.

-------------------------------------------------------------------------------------
 Steven J. Krupa       8/21/57 Vice President                Vice President of Nuveen
 333 West Wacker Drive                                       Advisory Corp.
 Chicago, IL 60606

-------------------------------------------------------------------------------------
 Larry W. Martin       7/27/51 Vice President and            Vice President,
 333 West Wacker Drive         Assistant Secretary           Assistant Secretary and
 Chicago, IL 60606                                           Assistant General
                                                             Counsel of Nuveen
                                                             Investments; Vice
                                                             President and Assistant
                                                             Secretary of Nuveen
                                                             Advisory Corp.; Vice
                                                             President and Assistant
                                                             Secretary of Nuveen
                                                             Institutional Advisory
                                                             Corp.; Assistant
                                                             Secretary of The John
                                                             Nuveen Company and
                                                             (since January 1997)
                                                             Nuveen Asset Management
                                                             Inc.; Vice President and
                                                             Assistant Secretary
                                                             (since September 1999)
                                                             of Nuveen Senior Loan
                                                             Asset Management Inc.

-------------------------------------------------------------------------------------
 Edward F. Neild, IV   7/7/65  Vice President                Vice President (since
 333 West Wacker Drive                                       July 2000) of Nuveen
 Chicago, IL 60606                                           Investments; formerly
                                                             Vice President of Nuveen
                                                             Advisory Corp. and
                                                             Nuveen Institutional
                                                             Advisory Corp.;
                                                             Chartered Financial
                                                             Analyst.

-------------------------------------------------------------------------------------
 Stephen S. Peterson   9/20/57 Vice President                Vice President (since
 333 West Wacker Drive                                       September 1997),
 Chicago, IL 60606                                           previously Assistant
                                                             Vice President (since
                                                             September 1996),
                                                             Portfolio Manager prior
                                                             thereto of Nuveen
                                                             Advisory Corp.;
                                                             Chartered Financial
                                                             Analyst.


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                         Date of Positions and      Principal Occupations
 Name and Address        Birth   Offices with Fund  During Past Five Years
-------------------------------------------------------------------------------
 Thomas C. Spalding, Jr. 7/31/51 Vice President     Vice President of Nuveen
 333 West Wacker Drive                              Advisory Corp. and Nuveen
 Chicago, IL 60606                                  Institutional Advisory
                                                    Corp.; Chartered Financial
                                                    Analyst.
-------------------------------------------------------------------------------
 Gifford R. Zimmerman    9/9/56  Vice President and Vice President, Assistant
 333 West Wacker Drive           Secretary          Secretary and Associate
 Chicago, IL 60606                                  General Counsel formerly
                                                    Assistant General Counsel
                                                    of Nuveen Investments; Vice
                                                    President and Assistant
                                                    Secretary of Nuveen
                                                    Advisory Corp. and Nuveen
                                                    Institutional Advisory
                                                    Corp.; Vice President and
                                                    Assistant Secretary of The
                                                    John Nuveen Company (since
                                                    May 1994); Vice President
                                                    and Assistant Secretary
                                                    (since September 1999) of
                                                    Nuveen Senior Loan Asset
                                                    Management Inc.; Chartered
                                                    Financial Analyst.

--------------------------------------------------------------------------------

  Timothy R. Schwertfeger and Peter R. Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are directors or trustees, as the case may be, of 30 Nuveen open-end funds and 72 Nuveen closed-end funds advised by Nuveen Advisory Corp. Mr. Schwertfeger is a director or trustee, as the case may be, of 14 Nuveen open-end funds and closed-end funds advised by Nuveen Institutional Advisory Corp. and two funds advised by Nuveen Senior Loan Asset Management. None of the independent trustees has ever been a director, officer, or employee of, or a consultant to, Nuveen Advisory, Nuveen or their affiliates.


  The following table sets forth compensation paid by the Trust to each of the trustees of the Trust and the total compensation paid to each trustee during the fiscal year ended May 31, 2001. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.



                                                 Deferred   Total Compensation
                                 Aggregate     Compensation   from Trust and
                               Compensation    Payable from    Fund Complex
      Name of Trustee        from the Trust(1) the Trust(2) Paid to Trustees(3)
      ---------------        ----------------- ------------ -------------------
      Robert P. Bremner.....      $5,158          $  673          $71,000
      Lawrence H. Brown.....      $6,147          $  --           $74,500
      Anne E. Impellizzeri..      $1,246          $4,490          $71,000
      Peter R. Sawers.......      $1,246          $4,492          $71,000
      William J. Schneider..      $1,246          $4,225          $71,000
      Judith M. Stockdale...      $4,698          $1,074          $71,000


--------

(1) The compensation paid (but not including amounts deferred) to the independent trustees for the fiscal year ended May 31, 2001 for services to the Trust.

(2) Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

(3) Based on the compensation paid (including any amounts deferred) to the independent trustees for the fiscal year ended May 31, 2001 for services to the open-end and closed-end funds advised by NAC.

  Each trustee who is not affiliated with NAC receives a $60,000 annual retainer for serving as a director or trustee of all funds for which NAC serves as investment adviser or manager and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for attendance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day which no regular Board meeting is held and a $500 fee per day plus expenses for attendance in person or $250 per day if by telephone at a meeting of the Executive Committee or Dividend Committee. The annual retainer, fees and expenses are allocated among the funds for which NAC serves as investment adviser or manager on the basis of relative net asset sizes. The Trust requires no employees other than its officers, all of whom are compensated by NAC or Nuveen.


  The John Nuveen Company (JNC) maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by NAC are eligible to participate in the charitable contributions program of JNC. Under the matching program, JNC will match the personal contributions of a trustee to Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, JNC makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of JNC. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by JNC under the direct program is made solely at the discretion of the Corporate Contributions Committee.

  The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of September 4, 2001, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.



                                                                     Percentage
Name of Fund and Class        Name and Address of Owner             of Ownership
----------------------        -------------------------             ------------
Nuveen Kansas Municipal Bond
 Fund                         Merrill Lynch, Pierce, Fenner & Smith    12.10%
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Admin. / 979D0
                              4800 Deer  Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

Nuveen Kansas Municipal Bond
 Fund                         Merrill Lynch, Pierce, Fenner & Smith    17.80
 Class B Shares.............  for the sole benefit of its customers
                              Attn: Fund Admin. / 97NC3
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Kansas Municipal Bond
 Fund                         Merrill Lynch, Pierce, Fenner & Smith    33.13
 Class C Shares.............  for the sole benefit of its customers
                              Attn: Fund Admin. / 97NE0
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                                                                     Percentage
Name of Fund and Class        Name and Address of Owner             of Ownership
----------------------        -------------------------             ------------
Nuveen Kansas Municipal Bond
 Fund                         Trukan & Co.                             79.07%
 Class R Shares.............  P.O. Box 3699
                              Wichita, KS 67201
                              Fahnestock Co. Inc. FBO                  12.80
                              A430025807
                              125 Broad Street
                              New York, NY 10004
Nuveen Kentucky Municipal
 Bond Fund                    Merrill Lynch, Pierce, Fenner & Smith     8.64
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Admin. / 971X8
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Kentucky Municipal
 Bond Fund                    Merrill Lynch, Pierce, Fenner & Smith    17.14
 Class B Shares.............  for the sole benefit of its customers
                              Attn: Fund Admin. / 97NC4
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Kentucky Municipal
 Bond Fund                    Merrill Lynch, Pierce, Fenner & Smith    25.45
 Class C Shares.............  for the sole benefit of its customers
                              Attn: Fund Admin. / 97CM9
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Kentucky Municipal
 Bond Fund                    Hugh M. Cohen                            25.34
 Class R Shares.............  3005 Aubert Ave
                              Louisville, KY 40206-2601
                              Edward D. Jones & Co. FAO                 9.70
                              Joseph E. Knight
                              EDJ 421-04756-1-4
                              P.O. Box 2500
                              Maryland Heights, MO 63043-8500
                              Bank of Benton                           50.39
                              Attn: Gary E. Clark
                              1012 Main St.
                              Benton, KY 42025
Nuveen Michigan Municipal
 Bond Fund                    Merrill Lynch, Pierce, Fenner & Smith    44.97
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Admin. / 97E75
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Michigan Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    32.43%
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97ND4
                            4800 Deer Lake Dr E. Fl 3
                            Jacksonville, FL 32246-6484

                            Ruth A. Weglarz                           7.67
                            David A. & Michael J. Hagen TRS
                            Elaine M. Hagen Irrevocable Trust
                            47991 Ben Franklin Drive
                            Shelby Township, MI 48315
Nuveen Michigan Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    51.23
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97GW2
                            4800 Deer Lake Dr E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen  Missouri Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    17.95
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 973G2
                            4800 Deer Lake Dr E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen  Missouri Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    24.58
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97NC6
                            4800 Deer Lake Dr E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen  Missouri Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith    45.59
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97DD3
                            4800 Deer Lake Dr E. Fl 3
                            Jacksonville, FL 32246-6484

                            Glennon O. Biffignani                     5.53
                            and Patricia A. Biffignani
                            8941 Raleigh Dr.
                            St. Louis, MO 63123-3847

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
Nuveen Missouri Municipal
 Bond Fund                  Susan Williams TTEE                      38.30%
 Class R Shares............ Neil M. Bischoff Martha
                            Trust U.A. DTD 09-21-93
                            2830 Hilly Haven Court
                            St. Louis, MO 63129
                            Donaldson Lufkin Jenrette                39.30
                            Securities Corporation, Inc.
                            P.O. Box 2052
                            Jersey City, NJ 07303-9998
                            Terry M. Moser TTEE                      17.72
                            Terry M. Moser Rev. Trust
                            5414 Village Courtway Ln.
                            St. Louis, MO 63128-3847
Nuveen Ohio Municipal Bond
 Fund                       Merrill Lynch, Pierce, Fenner & Smith    33.18
 Class A Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97E84
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Ohio Municipal Bond
 Fund                       Merrill Lynch, Pierce, Fenner & Smith    40.71
 Class B Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97ND5
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Ohio Municipal Bond
 Fund                       Merrill Lynch, Pierce, Fenner & Smith    47.26
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97GY8
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Wisconsin Municipal
 Bond Fund                  Salomon Smith Barney Inc.                12.46
 Class A Shares............ 00127113901
                            333 West 34th St.--3rd Floor
                            New York, NY 10001
                            Merrill Lynch, Pierce, Fenner & Smith     6.91
                            for the sole benefit of its customers
                            Attn: Fund Admin. / 97D51
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484
Nuveen Wisconsin Municipal
 Bond Fund                  PaineWebber for the benefit of           12.96
 Class B Shares............ Mr. William J. Hurkman
                            2304 South Arch Street
                            Janesville, WI 53546-6126

                                                                   Percentage
Name of Fund and Class      Name and Address of Owner             of Ownership
----------------------      -------------------------             ------------
                            National Investors Services FBO           9.92%
                            506-76669-16
                            55 Water Street-32nd Floor
                            New York, NY 10001

                            Gustave M. Bruch TTEE                     6.24
                            Rhoda M. Bruch TTEE
                            5030 Desoto Court
                            New Berlin, WI 53151

                            First Clearing Corporation                5.23
                            A.C. 1552-7391
                            6669 W. Mill Rd.
                            Milwaukee, WI 53218-1238
Nuveen Wisconsin Municipal
 Bond Fund                  Merrill Lynch, Pierce, Fenner & Smith     7.12
 Class C Shares............ for the sole benefit of its customers
                            Attn: Fund Admin. / 97NE3
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484

                            Dean Witter for the benefit of           20.73
                            Mabel M. Dufek TTEE
                            P.O. Box 250
                            Church Street Station
                            New York, NY 10008-0250

                            First Clearing Corporation                8.72
                            A.C. 3973-8110
                            1244 Dartmouth Rd.
                            Madison, WI 53705-2214

                            First Clearing Corporation               11.40
                            A.C. 7804-2234
                            13 Veblen Pl.
                            Madison, WI 53705-1057
Nuveen Wisconsin Municipal
 Bond Fund                  Edward D. Jones & Co. FAO                62.99
 Class R Shares............ Elizabeth H. Sohn TTEE
                            EDJ 227-05112-1-1
                            P.O. Box 2500
                            Maryland Heights, MO 63043-8500
                            John J. Churillo                         37.01
                            John J. Churillo Trust
                            W. 164 S. 8001 Sobek Lane
                            Muskego, WI 53150

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:


Average Daily Net Assets                                          Management Fee
------------------------                                          --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For the next $3 billion..........................................  .4750 of 1%
On net assets of $5 billion and over.............................  .4500 of 1%


  Nuveen Advisory has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Ohio Fund in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of average daily net asset value of any class of shares of the Fund.


  For the last three fiscal years, the Funds paid net management fees as follows:


                              Management Fees Net of     Fee Waivers and Expense
                           Expense Reimbursement Paid to   Reimbursements from
                           Nuveen Advisory for the Year      Nuveen Advisory
                                       Ended               for the Year Ended
                           ----------------------------- -----------------------
                            5/31/99   5/31/00   5/31/01  5/31/99 5/31/00 5/31/01
                           --------- --------- --------- ------- ------- -------
Nuveen Kansas Municipal
 Bond Fund...............    479,476   626,198   561,330 173,046  6,917    --
Nuveen Kentucky Municipal
 Bond Fund...............  2,577,305 2,520,259 2,391,794 102,078    --     --
Nuveen Michigan Municipal
 Bond Fund...............  1,870,026 1,638,183 1,519,129     --     --     --
Nuveen Missouri Municipal
 Bond Fund...............  1,380,379 1,258,134 1,185,751   4,300    --     --
Nuveen Ohio Municipal
 Bond Fund...............  3,702,803 3,385,573 3,166,097     --   1,288    --
Nuveen Wisconsin
 Municipal Bond Fund.....     22,260   160,981   215,395 156,046 47,420    110


  In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1.3 million individuals have invested to date in Nuveen's funds and trusts. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $77 billion in assets in a variety of products. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul

Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.


TAX MATTERS

Federal Income Tax Matters

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.


  Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. If for a tax year a Fund retains any investment company gain it will pay tax on the gain at regular corporate rates. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest, any investment company taxable income, and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.


  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.


  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.


  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations.


  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.


  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one year and other ordinary income will generally be taxed at ordinary income rates.


  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.


  If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


  Because the Funds may invest in private activity bonds (within the meaning of Section 141 of the Code), the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.


  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, which meet the definition of private activity bond under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.


  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable deductions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


  The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate, of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or (2) who are otherwise subject to backup withholding under the Code.



State Tax Matters

  The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. The tax discussion summarizes general state and local tax laws which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.


Kansas

  The following is a general, abbreviated summary of certain provisions of the applicable Kansas tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kansas Fund. The foregoing summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Kansas Fund transactions.


  The following is based on the assumptions that the Kansas Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Kansas Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kansas Fund's shareholders.

  The Kansas Fund will be subject to the Kansas corporate franchise tax and the Kansas corporate income tax only if it has a sufficient nexus with Kansas. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Kansas Fund that are attributable to interest on any obligation of Kansas and its political subdivisions issued after December 31, 1987, and interest on certain such obligations issued before January 1, 1988, or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Kansas personal income tax or the Kansas corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kansas personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Kansas Fund will be subject to the Kansas personal and corporate income taxes.

  Shares of the Kansas Fund may be subject to the Kansas estate tax if owned by a Kansas decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Kansas and local tax matters.

Kentucky

  The following is a general, abbreviated summary of certain provisions of the applicable Kentucky tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Kentucky Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Kentucky Fund transactions.


  The following is based on the assumptions that the Kentucky Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause the Kentucky Fund's distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Kentucky Fund's shareholders.

  The Kentucky Fund will be subject to the Kentucky corporate income tax, the Kentucky intangible property tax, and the Kentucky corporation license tax only if it has a sufficient nexus with Kentucky. If it is subject to such taxes, it does not expect to pay a material amount of any such tax.

  Distributions from the Kentucky Fund that are attributable to interest on any obligation of Kentucky and its political subdivisions ("Kentucky Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Kentucky personal income tax or the Kentucky corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Kentucky personal and corporate income tax.

  Resident shareholders will not be subject to the Kentucky intangible property tax on their Kentucky Fund shares.

  Gain on the sale, exchange, or other disposition of shares of the Kentucky Fund will be subject to the Kentucky personal and corporate income taxes.

  Shares of the Kentucky Fund may be subject to the Kentucky inheritance tax and the Kentucky estate tax if owned by a Kentucky decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Kentucky and local tax matters.

Michigan

  The following is a general, abbreviated summary of certain provisions of the applicable Michigan state tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Michigan Fund. This summary does not address the taxation of other shareholders. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Michigan Fund transactions.


  The following is based on the assumptions that the Michigan Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Michigan Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Michigan Fund's shareholders.

  The Michigan Fund will be subject to the Michigan single business tax only if it has a sufficient nexus with Michigan. If it is subject to the single business tax, it does not expect to pay a material amount of such tax.

  Distributions by the Michigan Fund attributable to interest on any obligation of Michigan and its political subdivisions ("Michigan Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Michigan personal income tax. In addition, under current administrative practice of the Michigan Department of Revenue, dividends attributable to gains realized from the sale or exchange of Federal Obligations will not be subject to the Michigan personal income tax. All other distributions, including distributions attributable to capital gains (other than capital gains realized from the sale of Federal Obligations), will be subject to the Michigan income tax.

  Residents of Michigan cities imposing local income taxes will not be subject to such taxes on the Michigan Fund's distributions of income attributable either (1) to interest earned on Federal Obligations or of state or local governments or (2) to gains on the sale of Federal Obligations.

  Gain on the sale, exchange, or other disposition of shares of the Michigan Fund will be subject to the Michigan personal income tax.

  Taxpayers who are senior citizens may, subject to certain limitations, be able to deduct otherwise taxable interest, dividends, or capital gains from their Michigan taxable income.


  Shares of the Michigan Fund may be subject to the Michigan inheritance and estate taxes if owned by a Michigan decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Michigan and local tax matters, particularly with regard to the Michigan single business tax.

Missouri

  The following is a general, abbreviated summary of certain provisions of the applicable Missouri tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Missouri Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Missouri Fund transactions.


  The following is based on the assumptions that the Missouri Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Missouri Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Missouri Fund's shareholders.

  The Missouri Fund will be subject to the Missouri corporate franchise tax and the Missouri corporate income tax only if it has a sufficient nexus with Missouri. If it is subject to such taxes, it does not expect to pay a material amount with respect to either tax.

  Distributions by the Missouri Fund that are attributable to interest on obligations of Missouri and its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Missouri personal income tax or the Missouri corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Missouri personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Missouri Fund will be subject to the Missouri personal income tax and the Missouri corporate income tax.

  Shares of the Missouri Fund may be subject to the Missouri estate tax if owned by a Missouri decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Missouri and local tax matters.

Ohio

  The following is a general, abbreviated summary of certain provisions of the applicable Ohio tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Ohio Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Ohio Fund transactions.


  The following is based on the assumptions that the Ohio Fund will qualify under Subchapter M of the Code as a regulated investment company and under Ohio law as a qualified investment trust, that it will file any report that may be required of it under the Ohio Revised Code, that it will satisfy the conditions which will cause Ohio Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Ohio Fund's shareholders.

  The Ohio Fund is not subject to Ohio taxes.

  Distributions by the Ohio Fund attributable to interest on or gain from the sale of any interest-bearing obligation of Ohio and its political subdivisions ("Ohio Obligations") or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes. All other distributions, including distributions attributable to capital gains (other than capital gains on Ohio Obligations), will be subject to the Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes.

  In computing their Ohio corporation franchise tax on the net income basis, shareholders will not be subject to tax on the portion of distributions by the Ohio Fund that is attributable to interest on or gain from the sale of Ohio Obligations, interest on similar obligations of other states or their political subdivisions, or interest on Federal Obligations. In computing their corporate franchise tax on the net worth basis, shareholders must include in their tax base their shares of the Ohio Fund.

  Gain on the sale, exchange or other disposition of shares of the Ohio Fund will be subject to the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax.

  Shares of the Ohio Fund may be subject to the Ohio estate tax if owned by an Ohio decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for more detailed information concerning Ohio and local tax matters.

Wisconsin

  The following is a general, abbreviated summary of certain provisions of the applicable Wisconsin tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Wisconsin Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Wisconsin Fund transactions.

  The following is based on the assumptions that the Wisconsin Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Wisconsin Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Wisconsin Fund's shareholders.

  The Wisconsin Fund will be subject to the Wisconsin corporate franchise tax or the corporate income tax only if it has a sufficient nexus with Wisconsin. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the Wisconsin Fund that are attributable to interest earned on certain obligations of Wisconsin and its political subdivisions that are specifically exempt from the Wisconsin personal income tax under Wisconsin law ("Wisconsin Obligations") or to interest or dividends earned on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations") will not be subject to the Wisconsin personal income tax and corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Wisconsin personal income tax and corporate income tax. A certain portion of such capital gains distributions, however, may be exempt from Wisconsin personal income tax.


  All Wisconsin Fund distributions to corporate shareholders, regardless of source, will be subject to the Wisconsin corporate franchise tax.


  Gain on the sale, exchange, or other disposition of shares of the Wisconsin Fund will be subject to the Wisconsin personal income and corporate franchise taxes. In the case of individuals, however, a certain portion of such gain may be exempt from Wisconsin personal income tax.


  Shares of the Wisconsin Fund may be subject to the Wisconsin estate tax if owned by a Wisconsin decedent at the time of death.

  Shareholders are advised to consult with their own tax advisors for detailed information concerning Wisconsin state and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                     cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.


                                                 As of May 31, 2001
                                     ------------------------------------------
                                      30-
                                      day   Combined Federal       Taxable
                                     Yield and State Tax Rate* Equivalent Yield
                                     ----- ------------------- ----------------
     Nuveen Kansas Municipal Bond
     Fund
       Class A Shares..............  4.73%        43.0%             8.30%
       Class B Shares..............  4.20%        43.0%             7.37%
       Class C Shares..............  4.40%        43.0%             7.72%
       Class R Shares..............  5.15%        43.0%             9.04%
     Nuveen Kentucky Municipal Bond
     Fund
       Class A Shares..............  4.35%        43.0%             7.63%
       Class B Shares..............  3.80%        43.0%             6.67%
       Class C Shares..............  4.00%        43.0%             7.02%
       Class R Shares..............  4.74%        43.0%             8.32%
     Nuveen Michigan Municipal Bond
     Fund
       Class A Shares..............  4.52%        41.5%             7.73%
       Class B Shares..............  3.98%        41.5%             6.80%
       Class C Shares..............  4.17%        41.5%             7.13%
       Class R Shares..............  4.92%        41.5%             8.41%
     Nuveen Missouri Municipal Bond
     Fund
       Class A Shares..............  4.71%        43.0%             8.26%
       Class B Shares..............  4.17%        43.0%             7.32%
       Class C Shares..............  4.37%        43.0%             7.67%
       Class R Shares..............  5.12%        43.0%             8.98%
     Nuveen Ohio Municipal Bond
     Fund
       Class A Shares..............  4.05%        43.5%             7.17%
       Class B Shares..............  3.48%        43.5%             6.16%
       Class C Shares..............  3.68%        43.5%             6.51%
       Class R Shares..............  4.43%        43.5%             7.84%
     Nuveen Wisconsin Municipal
     Bond Fund
       Class A Shares..............  4.79%        43.0%             8.40%
       Class B Shares..............  4.25%        43.0%             7.46%
       Class C Shares..............  4.45%        43.0%             7.81%
       Class R Shares..............  5.20%        43.0%             9.12%

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the date quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% were as follows:


                                                          May 31, 2001
                                                 -------------------------------
                                                       Distribution Rates
                                                 -------------------------------
                                                 Class A Class B Class C Class R
                                                 ------- ------- ------- -------
      Nuveen Kansas Municipal Bond Fund.........  4.86%   4.34%   4.54%   5.29%
      Nuveen Kentucky Municipal Bond Fund.......  4.84%   4.33%   4.50%   5.23%
      Nuveen Michigan Municipal Bond Fund ......  4.84%   4.31%   4.48%   5.22%
      Nuveen Missouri Municipal Bond Fund.......  5.04%   4.48%   4.71%   5.43%
      Nuveen Ohio Municipal Bond Fund...........  4.81%   4.27%   4.49%   5.25%
      Nuveen Wisconsin Municipal Bond Fund......  4.27%   3.72%   3.90%   4.61%


  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for Class A Shares of each fund reflect actual performance for all periods. For Classes B, C and R, total returns reflect actual performance for periods since class inception, and Class A performance for periods prior to inception, adjusted for the differences in sales charges (and for Classes B and C, fees) between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                                Inception Dates
                                                                ----------------
   Kansas Municipal Bond Fund
     Class A Shares............................................ January 9, 1992
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ February 1, 1997
     Class R Shares............................................ February 1, 1997
   Kentucky Municipal Bond Fund
     Class A Shares............................................ May 4, 1987
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ October 4, 1993
     Class R Shares............................................ February 1, 1997
   Michigan Municipal Bond Fund
     Class A Shares............................................ June 27, 1985
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ June 22, 1993
     Class R Shares............................................ February 1, 1997
   Missouri Municipal Bond Fund
     Class A Shares............................................ August 3, 1987
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ February 2, 1994
     Class R Shares............................................ February 1, 1997
   Ohio Municipal Bond Fund
     Class A Shares............................................ June 27, 1985
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ August 3, 1993
     Class R Shares............................................ February 1, 1997
   Wisconsin Municipal Bond Fund
     Class A Shares............................................ June 1, 1994
     Class B Shares............................................ February 1, 1997
     Class C Shares............................................ February 1, 1997
     Class R Shares............................................ February 1, 1997

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 2001 and for the period from inception through May 31, 2001, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                            Annual Total Returns
                            -----------------------------------------------------
                              One Year    Five Years   Ten Years   From Inception
                               Ended        Ended        Ended        through
                            May 31, 2001 May 31, 2001 May 31, 2001  May 31, 2001
                            ------------ ------------ ------------ --------------
   Nuveen Kansas Municipal
    Bond Fund
     Class A Shares........     7.30%       4.93%        N/A           5.61%
     Class B Shares........     7.17%       4.79%        N/A           5.47%
     Class C Shares........    11.29%       5.32%        N/A           5.65%
     Class R Shares........    12.12%       6.11%        N/A           6.24%
   Nuveen Kentucky
    Municipal Bond Fund
     Class A Shares........     5.78%       4.52%        5.93%         6.81%
     Class B Shares........     5.60%       4.50%        5.88%         6.80%
     Class C Shares........     9.80%       4.85%        5.80%         6.55%
     Class R Shares........    10.72%       5.56%        6.47%         7.19%
   Nuveen Michigan
    Municipal Bond Fund
     Class A Shares........     6.78%       4.65%        5.89%         7.20%
     Class B Shares........     6.61%       4.66%        5.84%         7.20%
     Class C Shares........    10.84%       4.99%        5.72%         6.88%
     Class R Shares........    11.63%       5.72%        6.43%         7.55%
   Nuveen Missouri
    Municipal Bond Fund
     Class A Shares........     6.23%       4.77%        5.98%         6.61%
     Class B Shares........     6.10%       4.75%        5.91%         6.60%
     Class C Shares........    10.31%       5.10%        5.84%         6.35%
     Class R Shares........    11.11%       5.85%        6.52%         7.01%
   Nuveen Ohio Municipal
    Bond Fund
     Class A Shares........     5.38%       4.38%        5.63%         7.01%
     Class B Shares........     5.16%       4.36%        5.57%         7.00%
     Class C Shares........     9.46%       4.70%        5.50%         6.71%
     Class R Shares........    10.19%       5.45%        6.17%         7.35%
   Nuveen Wisconsin
    Municipal Bond Fund
     Class A Shares........     8.05%       4.76%        N/A           4.92%
     Class B Shares........     7.98%       4.79%        N/A           4.90%
     Class C Shares........    12.31%       5.17%        N/A           5.11%
     Class R Shares........    13.10%       5.92%        N/A           5.75%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, and applicable CDSC for Class B Shares, for the one-year, five-year, and ten-year periods (as applicable) ended May 31, 2001, and for the period since inception through May 31, 2001, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                          Cumulative Total Returns
                            -----------------------------------------------------
                              One Year    Five Years   Ten Years   From Inception
                               Ended        Ended        Ended        through
                            May 31, 2001 May 31, 2001 May 31, 2001  May 31, 2001
                            ------------ ------------ ------------ --------------
   Nuveen Kansas Municipal
    Bond Fund
     Class A Shares........     7.30%       27.20%       N/A           66.98%
     Class B Shares........     7.17%       26.36%       N/A           64.95%
     Class C Shares........    11.29%       29.56%       N/A           67.52%
     Class R Shares........    12.12%       34.51%       N/A           76.58%
   Nuveen Kentucky
    Municipal Bond Fund
     Class A Shares........     5.78%       24.74%       77.95%       151.54%
     Class B Shares........     5.60%       24.60%       77.05%       151.33%
     Class C Shares........     9.80%       26.69%       75.81%       142.96%
     Class R Shares........    10.72%       31.09%       87.14%       164.44%
   Nuveen Michigan
    Municipal Bond Fund
     Class A Shares........     6.78%       25.49%       77.24%       202.81%
     Class B Shares........     6.61%       25.56%       76.48%       202.64%
     Class C Shares........    10.84%       27.58%       74.47%       188.62%
     Class R Shares........    11.63%       32.07%       86.45%       218.65%
   Nuveen Missouri
    Municipal Bond Fund
     Class A Shares .......     6.23%       26.24%       78.72%       142.26%
     Class B Shares........     6.10%       26.10%       77.64%       142.07%
     Class C Shares........    10.31%       28.21%       76.45%       134.22%
     Class R Shares........    11.11%       32.88%       88.12%       155.00%

                                          Cumulative Total Returns
                            -----------------------------------------------------
                              One Year    Five Years   Ten Years   From Inception
                               Ended        Ended        Ended        through
                            May 31, 2001 May 31, 2001 May 31, 2001  May 31, 2001
                            ------------ ------------ ------------ --------------
   Nuveen Ohio Municipal
    Bond Fund
     Class A Shares .......     5.38%       23.89%       72.88%       194.04%
     Class B Shares........     5.16%       23.76%       71.92%       193.80%
     Class C Shares........     9.46%       25.83%       70.89%       181.27%
     Class R Shares........    10.19%       30.38%       81.96%       209.47%
   Nuveen Wisconsin
    Municipal Bond Fund
     Class A Shares .......     8.05%       26.16%       N/A           39.93%
     Class B Shares........     7.98%       26.35%       N/A           39.73%
     Class C Shares........    12.31%       28.69%       N/A           41.74%
     Class R Shares........    13.10%       33.34%       N/A           47.91%


  Calculation of taxable equivalent total return is also not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using a 43.0% combined marginal federal and state tax rate for 2001, the annual taxable equivalent total return for the Nuveen Kansas Municipal Bond Fund, Class A Shares on net asset value, for the five-year period ended May 31, 2001 was 9.74%.


  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE
AND REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

  Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of
 .20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 2001 of Class A shares from the Nuveen Kansas Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



      Net Asset Value per share......................................... $10.16
      Per Share Sales Charge--4.20% of public offering price (4.43% of
       net asset value per share).......................................    .45
                                                                         ------
      Per Share Offering Price to the Public............................ $10.61


  The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Share Purchase Availability

  Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed or is normally imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, a Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum initial investment in Class A shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, by the following categories of investors:

  . investors purchasing $1,000,000 or more, Nuveen may pay Authorized
    Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

  . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
    (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

  Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and former Flagship
    Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

  In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time.

  If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or Nuveen Money Market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay. If shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.


  The CDSC may be waived or reduced under the following seven special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions by operation of law; 7) redemption in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; and 9) redemptions of Class A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advance service and distribution fees to Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

Shareholder Programs

Exchange Privilege

  You may exchange shares of a class of the Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 660086, Dallas, Texas 75266-0086. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge. Exchanges of shares from any Nuveen money market fund will be made into Class A Shares, Class B Shares, Class C Shares or Class R Shares (if eligible) of the Fund at the public offering price. If, however, a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), the exchange of shares from a Nuveen money market fund will be made into shares of the Fund at net asset value.

  If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

  The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

  The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

  If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns, Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

  Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

  To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.



  The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.


  In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

  Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

  A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust IV, dated February 1, 1997 and last renewed on July 31, 2001 ("Distribution Agreement"). Pursuant to the Distribution

Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                                Year Ended               Year Ended               Year Ended
                               May 31, 1999             May 31, 2000             May 31, 2001
                         ------------------------ ------------------------ ------------------------
                          Amount of     Amount     Amount of     Amount     Amount of     Amount
                         Underwriting Retained By Underwriting Retained By Underwriting Retained By
                         Commissions    Nuveen    Commissions    Nuveen    Commissions    Nuveen
Fund                     ------------ ----------- ------------ ----------- ------------ -----------
Nuveen Kansas Municipal
 Bond Fund..............      287           6          88          --           69          --
Nuveen Kentucky
 Municipal Bond Fund....    1,082         137         358           33         422          --
Nuveen Michigan
 Municipal Bond Fund....      579          46         181          --          121            6
Nuveen Missouri
 Municipal Bond Fund....      606          30         197            6         225           13
Nuveen Ohio Municipal
 Bond Fund..............    1,028          77         309            6         314          --
Nuveen Wisconsin
 Municipal Bond Fund....      134          16          70          --           36          --


DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 2001, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. The service fee for Class A, Class B and Class C Shares was .20% and the distribution fee for the Class B Shares was 0.75% and for Class C Shares was .55%.




                                                        Compensation Paid to
                                                      Authorized Dealers During
                                                     the Year Ended May 31, 2001
                                                     ---------------------------
Nuveen Kansas Municipal Bond Fund
  Class A...........................................          $177,204
  Class B...........................................          $ 57,144
  Class C...........................................          $ 44,562
Nuveen Kentucky Municipal Bond Fund
  Class A...........................................          $802,622
  Class B...........................................          $106,135
  Class C...........................................          $249,631
Nuveen Michigan Municipal Bond Fund
  Class A...........................................          $427,157
  Class B...........................................          $ 77,815
  Class C...........................................          $268,859
Nuveen Missouri Municipal Bond Fund
  Class A...........................................          $400,768
  Class B...........................................          $ 55,670
  Class C...........................................          $ 82,418
Nuveen Ohio Municipal Bond Fund
  Class A...........................................          $781,526
  Class B...........................................          $167,363
  Class C...........................................          $308,244
Nuveen Wisconsin Municipal Bond Fund
  Class A...........................................          $ 59,627
  Class B...........................................          $ 40,736
  Class C...........................................          $ 37,741


  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the

Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago, Illinois 60603 has been selected as auditors for all the Funds. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those auditors in giving their reports.

  The custodian of the Funds' assets is The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086. The custodian performs custodial, fund accounting, and portfolio accounting services.


  The Funds' transfer, shareholder services, and dividend paying agent is Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086.


FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

                                                               VAI-MS4 9-01

APPENDIX A

Ratings of Investments

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                                                                  NUVEEN
                                                                     Investments

Nuveen Municipal Bond Funds

                              Annual Report dated May 31, 2001

Dependable, tax-free income
                 to help you keep more of what you earn.

                         [PHOTO APPEARS HERE]


                     Nuveen Kansas Municipal Bond Fund
                   Nuveen Kentucky Municipal Bond Fund
                   Nuveen Michigan Municipal Bond Fund
                   Nuveen Missouri Municipal Bond Fund
                       Nuveen Ohio Municipal Bond Fund
                  Nuveen Wisconsin Municipal Bond Fund

Table of Contents

 1  Dear Shareholder
 3  Nuveen Kansas Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
 7  Nuveen Kentucky Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
12  Nuveen Michigan Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
16  Nuveen Missouri Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
20  Nuveen Ohio Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
25  Nuveen Wisconsin Municipal Bond Fund
      From the Portfolio Manager
      Fund Spotlight
30  Portfolio of Investments
64  Statement of Net Assets
65  Statement of Operations
66  Statement of Changes in Net Assets
69  Notes to Financial Statements
77  Financial Highlights
83  Report of Independent Public Accountants
85  Fund Information





                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger
Chairman of the Board


At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Over the past year, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, after the technology bubble burst. As a result, many missed the attractive values compounding for investors continuing to hold core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended. These kinds of experiences dramatically reinforce the importance of maintaining a consistent, long-term investment discipline and staying the course with a well-constructed, diversified portfolio.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. Building on our heritage of leadership in municipal bond investing, we have broadened our expertise across an expanding array of equity and fixed-income investment disciplines. We will continue seeking ways to help advisors and investors participate in the many exciting investment opportunities available today. But no matter how much the investment environment might evolve, our core commitment remains providing you and your advisor with the means for building a balanced portfolio designed to systematically compound your wealth over time.

This report covers our fixed income investment style.

Fixed Income Investing
Consistently balancing core equity investments with fixed-income securities can substantially reduce risk with only a small sacrifice in returns. This strategy not only seeks to provide a dependable base of income with a more comfortable balance of risk, but may also help investors build the confidence to remain fully invested through varied market cycles.

Nuveen's time-tested credit research and surveillance discipline uncovers income securities that combine exceptional relative value with above-average potential return and consistent dividends. Relative to municipal bond index yields - which have declined 25 percent over a 10-year period - Nuveen's dividends have continued to provide a steady flow of income to investors. We have also made a priority of helping to preserve the investor's accumulated wealth in a tax-efficient manner.


Annual Report     page 1

Our fixed-income team of portfolio managers and dedicated research analysts leverages 200 years of combined experience to manage $40 billion in fixed-income investments comprised of more than 100 national and single-state funds, individually managed accounts and defined portfolios.

In addition to the fixed-income investment style, Nuveen offers core growth and enhanced growth, core value and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor, call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Before investing or sending money, please read the prospectus carefully.

Thank you for your continued confidence.

Sincerely,



/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
July 16, 2001


Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios portfolios designed to help systematically compound your wealth over time.

Annual Report     page 2

From the Portfolio Manager

Nuveen Kansas Municipal Bond Fund


Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets--approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months--a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Demand for Kansas municipal bonds continued to be high, especially when compared to the relatively modest supply of new issues available in the state during the past year. In the first quarter of 2001, for example, Kansas municipal issuance accounted for just 1 percent of the nationwide total.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 12.02 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the average performance of its peers as measured by the Lipper Kansas Municipal Debt Funds category average, which returned 10.80 percent for the same period. As an additional point of comparison, the performance slightly trailed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Your Investment Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.


                                                        Annual Report     page 3

The fund's strong performance compared to its peers can be attributed to the fund's weighting in investments in both the tax-backed and education sectors, which outperformed during the reporting period.

Annualized Total Returns as of 5/31/01 /1/

                              One-Year        Five-Year
Kansas                          12.02%            5.83%
Class A Shares at NAV

Lipper Kansas Municipal         10.80%            5.29%
Debt Funds Category/2/

Lehman Brothers Municipal       12.14%
Bond Index/3/

Tax-Free/4/ Yields as of 5/31/01
Class A Shares at NAV

SEC 30-Day Yield                 4.94%
Taxable-Equivalent Yield/5/      7.66%


Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria--which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

--------------------------------------------------------------------------------
1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

2 For the Nuveen Kansas Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 13 funds in the Lipper Kansas Municipal Debt Funds category for the one-year period ended May 31, 2001, and 9 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

Your Fund's Investment Objective
--------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

Annual Report    page 4

     Despite the relatively limited supply of municipal bonds available in Kansas, we had little problem identifying bond issues that met our requirements, making 14 separate purchases for a total of nearly $19 million during the reporting period. One of the fund's purchases helped finance a convention and hotel project sponsored by the Overland Park Development Corporation. These bonds, bought in the fourth quarter of 2000 at a relatively high yield, rose in price during the period as credit spreads between higher- and lower-rated securities tightened.

Q.   What is your outlook for the municipal market and the fund?

A. We believe the fund is well positioned for the future. Because of our past efforts to moderate call risk, only a modest portion of the fund's portfolio is subject to call in the next three years-5.9 percent for the remainder of 2001, 6.5 percent for 2002, and 3.7 percent in 2003.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market-and the fund-should continue to benefit.

     In the meantime, we will look to reap the rewards of market out performance know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                    Kansas
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]


    -------   Nuveen Kansas Municipal Bond Fund (NAV) $17,547

    -------   Nuveen Kansas Municipal Bond Fund (Offer) $16,810

    -------   Lehman Brothers Municipal Bond Index $18,435

--------------------------------------------------------------------------------
5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

How Your Fund Pursues Its Objective
--------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.


Annual Report     page 5

Fund Spotlight as of 5-31-01

NUVEEN KANSAS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Quick Facts

                    A Shares         B Shares       C Shares        R Shares
--------------------------------------------------------------------------------
NAV                 $10.16           $10.09         $10.17          $10.20
--------------------------------------------------------------------------------
CUSIP               67065R101        67065R200      67065R309       67065R408
--------------------------------------------------------------------------------
Latest Dividend/1/  $0.0430          $0.0365        $0.0385         $0.0450
--------------------------------------------------------------------------------
Inception Date      1/92             2/97           2/97            2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                            as of May 31, 2001              as of March 31, 2001
A Shares                  NAV            Offer         NAV                 Offer
--------------------------------------------------------------------------------
1 - Year               12.02%            7.30%         10.25%              5.61%
--------------------------------------------------------------------------------
5 - Year                5.83%            4.93%         5.86%               4.96%
--------------------------------------------------------------------------------
Since Inception         6.09%            5.61%         6.21%               5.72%
--------------------------------------------------------------------------------

B Shares             w/o CDSC           w/CDSC         w/o CDSC           w/CDSC
1 - Year               11.17%            7.17%            9.52%            5.52%
--------------------------------------------------------------------------------
5 - Year                4.96%            4.79%            4.99%            4.82%
--------------------------------------------------------------------------------
Since Inception         5.47%            5.47%            5.58%            5.58%
--------------------------------------------------------------------------------

C Shares                                   NAV                               NAV
1 - Year                                11.29%                             9.75%
--------------------------------------------------------------------------------
5 - Year                                 5.32%                             5.37%
--------------------------------------------------------------------------------
Since Inception                          5.65%                             5.78%
--------------------------------------------------------------------------------

R Shares                                   NAV                               NAV
1 - Year                                12.12%                            10.46%
--------------------------------------------------------------------------------
5 - Year                                 6.11%                             6.15%
--------------------------------------------------------------------------------
Since Inception                          6.24%                             6.37%
--------------------------------------------------------------------------------

Tax-Free Yields

        as of May 31, 2001

A Shares                         NAV     Offer
SEC 30-Day Yield               4.94%     4.73%
----------------------------------------------
Taxable-Equivalent Yield/3/    7.66%     7.33%
----------------------------------------------

B Shares                                   NAV
SEC 30-Day Yield                         4.20%
----------------------------------------------
Taxable-Equivalent Yield/3/              6.51%
----------------------------------------------

C Shares                                   NAV
SEC 30-Day Yield                         4.40%
----------------------------------------------
Taxable-Equivalent Yield/3/              6.82%
----------------------------------------------

R Shares                                   NAV
SEC 30-Day Yield                         5.15%
----------------------------------------------
Taxable-Equivalent Yield/3/              7.98%
----------------------------------------------


Bond Credit Quality/4/

[Pie Chart appears here]

AAA/U.S. Guaranteed     33%
---------------------------
AA                      19%
---------------------------
A                       16%
---------------------------
BBB                     12%
---------------------------
NR                      20%
---------------------------

--------------------------------------------------------------------------------

1 Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

4 As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
---------------------------

Healthcare
19%

Housing (Multifamily)
15%

Tax Obligation (Limited)
15%

U.S. Guaranteed
11%

Housing (Single Family)
9%

Portfolio Stats
---------------------------

Total Net Assets
$106.2 million

Average Duration
7.79

Average Effective Maturity
19.67 years

--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.



Annual Report        page 6

From the Portfolio Manager

          Nuveen Kentucky Municipal Bond Fund


Q. What market environment did the fund experience during the last 12 months?

A. Overall market conditions were affected by developments in a couple of key areas:

     Interest rates. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices again declined.

     Supply. In 2000, lack of supply was particularly acute, especially in the lower investment grade segment where we employed our extensive research capabilities to seek issues offering discount prices and highly attractive yields. The situation improved in early 2001 as new-issue supply increased significantly. Compared with the national municipal market, however, new issues remained limited; Kentucky ranked 15th in issuance volume and represented less than 2 percent of total municipal new issues.

     Despite the lackluster supply overall, we were able to capitalize on our extensive resources and strong dealer network to dig a little deeper and identify what we felt were attractive albeit lesser-known deals that other investors may have missed.

--------------------------------------------------------------------------------
The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Your Investment Management Team
--------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research
 .  An active, value-oriented investment style
 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for Nuveen Funds.

                                                          Annual Report   page 7

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. Though the fund lagged the Lehman Brothers Municipal Bond Index during the last 12 months, it outperformed the Lipper peer group average for both one-year and five-year total returns. We credit this strong performance to a persistent focus on overall bond structure.

     Compared with the equity market, returns for the last 12 months significantly outpaced major stock indices. The Nasdaq plummeted -37.80 percent, the S&P 500 was down -10.55 percent, and the Dow was up just 5.43 percent.

         Annualized Total Returns as of 5/31/01 /1/

                                                 One-Year       Five-Year
         Kentucky Municipal Bond Fund             10.40%           5.41%
         Class A Shares at NAV

         Lipper Kentucky Municipal Debt            9.63%           5.19%
         Funds Category Average/2/

         Lehman Brothers Municipal                12.14%
         Bond Index/3/

         Tax-Free/4/ Yields as of 5/31/01
         Class A Shares at NAV
         SEC 3-Day Yield                           4.54%
         Taxable-Equivalent Yield/5/               6.98%

Q.   What themes were underlying your management of the fund during the year?

A.   We focused on two key areas:

     Building on our strengths. We have persistently emphasized overall portfolio structure and continually comb the market for issues that may offer attractive yields. We seek strong call protection to reduce sensitivity to fluctuating interest rates. And our extensive resources allow us to analyze a complete range of credit opportunities, which can reveal unique offerings that might be missed or not available to other investors.

     For example, the majority of issues available to individuals at the retail level during the last 12 months featured lengthy effective maturities averaging approximately 30 years and low durations of about 5. The Kentucky Municipal Bond Fund, on the other hand, ended the period with an average effective maturity of 18.07 years and 6.43 duration, characteristics that may offer potentially higher returns and dividend yield.

     Seeking new opportunities. Though investors at-large expressed concern about the economy during the last 12 months, we recognize that attractive

--------------------------------------------------------------------------------
  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Fund's Investment Objective
--------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

Annual Report     page 8
        offerings can be found in nearly all market conditions. By capitalizing on the size and resources of Nuveen Research, we were able to sell some high-grade holdings at relatively high prices and take advantage of values in lower rated investment grade bonds. We identified some especially attractive opportunities in the healthcare and multi-family housing sectors.

        Some notable transactions include:

        . Norton Healthcare Inc. buyback program. This Kentucky issuer sought to restructure its debt by repurchasing $29 million in outstanding bonds at a premium. The fund owned $13 million of these issues and all participated in the buyback, capturing the full premium and value of the buyback program.

        . City of Ashland pollution control revenue bonds. We purchased this attractive offering issued by the City of Ashland on behalf of Ashland Oil Inc.

        . Kentucky Turnpike Authority revenue bonds purchase.

        Surveillance activities on the Fund's holdings also remained active. Nuveen's team of 17 full-time analysts continually monitors credit quality of the fund's holdings. Their analysis, coupled with information about overall portfolio structure, individual bond structure and market price, is used by the investment management team in deciding to increase, decrease or maintain the fund's exposure to a given issuer.

Q. What is your outlook for the Kentucky municipal market and plans for the Kentucky Municipal Bond Fund?

A. We have a favorable outlook for the coming year. Although we expect that supply in the state will continue to be low, we anticipate retail demand will remain strong, which may provide opportunities to sell some holdings at attractive prices and purchase issues that might have greater yield potential. At this time, our primary goal is to continue seeking opportunities that we believe can help to enhance return and yield in the fund.

        For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market - and the fund - should continue to benefit.

        In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

--------------------------------------------------------------------------------
2 For the Nuveen Kentucky Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 16 funds in the Lipper Kentucky Municipal Debt Funds category for the one-year period ended May 31, 2001, and 9 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax. Capital gains, if any, will be subject to tax.

5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

How Your Fund Pursues Its Objective
--------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                                          Annual Report   page 9

                                   KENTUCKY
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]


     -----------   Nuveen Kentucky Municipal Bond Fund (NAV) $18,587

     -----------   Nuveen Kentucky Municipal Bond Fund (Offer) $17,806

     -----------   Lehman Brothers Municipal Bond Index $19,821

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Annual Report     page 10

Fund Spotlight as of 5-31-01
       NUVEEN KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts

                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $10.80          $10.80          $10.79          $10.78
--------------------------------------------------------------------------------
CUSIP                  67065R507       67065R606       67065R705       67065R804
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0455         $0.0390         $0.0405         $0.0470
--------------------------------------------------------------------------------
Inception Date         5/87            2/97            10/93           2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                         as of May 31, 2001                 as of March 31, 2001

A Shares                     NAV       Offer                 NAV       Offer

1 - Year                  10.40%       5.78%               9.14%       4.57%
--------------------------------------------------------------------------------
5 - Year                   5.41%       4.52%               5.41%       4.51%
--------------------------------------------------------------------------------
10 - Year                  6.39%       5.93%               6.70%       6.24%
--------------------------------------------------------------------------------

B Shares                w/o CDSC      w/CDSC            w/o CDSC      w/CDSC

1 - Year                   9.60%       5.60%               8.35%       4.35%
--------------------------------------------------------------------------------
5 - Year                   4.66%       4.50%               4.67%       4.50%
--------------------------------------------------------------------------------
10 - Year                  5.88%       5.88%               6.19%       6.19%
--------------------------------------------------------------------------------

C Shares                                 NAV                             NAV

1 - Year                               9.80%                           8.54%
--------------------------------------------------------------------------------
5 - Year                               4.85%                           4.82%
--------------------------------------------------------------------------------
10 - Year                              5.80%                           6.11%
--------------------------------------------------------------------------------

R Shares                                 NAV                             NAV

1 - Year                              10.72%                           9.45%
--------------------------------------------------------------------------------
5 - Year                               5.56%                           5.55%
--------------------------------------------------------------------------------
10 - Year                              6.47%                           6.77%
--------------------------------------------------------------------------------

Tax-Free Yields
                          as of May 31, 2001

A Shares                         NAV   Offer
SEC 30-Day Yield               4.54%   4.35%
--------------------------------------------
Taxable-Equivalent Yield/3/    6.98%   6.69%
--------------------------------------------

B Shares                                 NAV
SEC 30-Day Yield                       3.80%
--------------------------------------------
Taxable-Equivalent Yield/3/            5.85%
--------------------------------------------

C Shares                                 NAV

SEC 30-Day Yield                       4.00%
--------------------------------------------
Taxable-Equivalent Yield/3/            6.15%
--------------------------------------------

R Shares                                NAV
SEC 30-Day Yield                       4.74%
--------------------------------------------
Taxable-Equivalent Yield/3/            7.29%
--------------------------------------------

Bond Credit Quality/4/

[Pie chart appears here]

AAA/U.S. Guaranteed                      51%
--------------------------------------------
AA                                       11%
--------------------------------------------
A                                        16%
--------------------------------------------
BBB                                      18%
--------------------------------------------
NR                                        4%
--------------------------------------------

--------------------------------------------------------------------------------

1 Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

4 As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/

------------------------

Tax Obligation (Limited)
23%

Healthcare
13%

U.S. Guaranteed
11%

Utilities
9%

Housing (Single Family)
8%

Portfolio Stats
------------------------

Total Net Assets
$453.4 million

Average Duration
6.43

Average Effective Maturity
18.07 years

--------------------------------------------------------------------------------

  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                       Annual Report     page 11

                          From the Portfolio Manager

                      NUVEEN MICHIGAN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Michigan is traditionally a state with a large supply of new municipal issues, especially in the education sector. During the reporting period, however, supply was relatively muted. The state's municipal bond issuance in calendar year 2000, for example, was 21 percent below the level achieved in 1999.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 11.45 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the performance of its peers as measured by the Lipper Michigan Municipal Debt Funds category average, which returned 11.14 percent for the same period. As an additional point of comparison, the performance trailed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

     The fund's better than average performance compared to its peers can be attributed to the fund's relatively long duration - which measures sensitivity

--------------------------------------------------------------------------------

  The views expressed in this report reflect those of Nuveen Investment Management (NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Investment Management Team

-------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .    A commitment to exhaustive research

 .    An active, value-oriented investment style

 .    The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Annual Report     page 12
     to changes in interest rates - going into the municipal market's rally in late 2000 and early 2001.

          Annualized Total Returns as of 5/31/01/1/

                                             One-Year     Five-Year
          Michigan                            11.45%        5.55%
          Class A Shares at NAV

          Lipper Michigan Municipal           11.14%        5.47%
          Debt Funds Category/2/

          Lehman Brothers Municipal           12.14%
          Bond Index/3/

          Tax-Free/4/ Yields as of 5/31/01
          Class A Shares at NAV

          SEC 30-Day Yield                     4.72%

          Taxable-Equivalent Yield/5/          7.15%

Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria - which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     The fund's performance benefited greatly from some lower-rated investments in the health care sector as credit spreads tightened during the reporting period. One of our strongest-performing credits was an investment in the Detroit Medical Center, a bond issue that had previously been downgraded

--------------------------------------------------------------------------------
2 For the Nuveen Michigan Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 45 funds in the Lipper Michigan Municipal Debt Funds category for the one-year period ended May 31, 2001, and 37 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax.
  Capital gains, if any, will be subject to tax.

5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal thestated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

Your Fund's Investment Objective

--------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

                                                       Annual Report     page 13
     because of credit concerns. However, after a thorough review by Nuveen Research and close conversations with hospital management and outside consultants, we had confidence that the situation would work itself out and decided to hold onto our position even as the bonds underperformed.

     Our patience was rewarded when, late in the reporting period, credit-rating agency Standard & Poor's removed Detroit Medical Center from its watch list, indicating that the hospital's financial position was stabilizing. In response, the bonds' performance picked up dramatically in a short amount of time. Other hospital and long-term care bonds - such as Hurley Medical Center in Flint, the Clark Retirement Community, Inc., and the Porter Hills Presbyterian Village - also helped boost the fund's total return during the past year.

Q.   What is your outlook for the municipal market and the fund?

A. During the past few years, we have worked hard to moderate the fund's call risk. With only a small percentage of the fund's portfolio vulnerable to being called in the near future, we believe the fund is now well positioned going forward.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market-and the fund-should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                   Michigan
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]

======= Nuveen Michigan Municipal Bond Fund (NAV) $18,496

======= Nuveen Michigan Municipal Bond Fund (Offer) $17,719

======= Lehman Brothers Municipal Bond Index $19,821

--------------------------------------------------------------------------------

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

How Your Fund Pursues Its Objective

-----------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

Annual Report     page 14

Fund Spotlight as of 5-31-01
     NUVEEN MICHIGAN MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

Quick Facts


                      A Shares        B Shares        C Shares        R Shares
-------------------------------------------------------------------------------
NAV                   $11.39          $11.41          $11.38          $11.39
-------------------------------------------------------------------------------
CUSIP                 67065R853       67065R846       67065R838       67065R820
-------------------------------------------------------------------------------
Latest Dividend/1/    $0.0480         $0.0410         $0.0425         $0.0495
-------------------------------------------------------------------------------
Inception Date        6/85            2/97            6/93            2/97
-------------------------------------------------------------------------------


Annualized Total Returns/2/
                         as of May 31, 2001            as of March 31, 2001

A Shares                 NAV          Offer             NAV           Offer

1 - Year              11.45%          6.78%           9.71%           5.13%
-------------------------------------------------------------------------------
5 - Year               5.55%          4.65%           5.47%           4.58%
-------------------------------------------------------------------------------
10 - Year              6.34%          5.89%           6.60%           6.14%
-------------------------------------------------------------------------------


B Shares            w/o CDSC         w/CDSC        w/o CDSC          w/CDSC

1 - Year              10.61%          6.61%           8.98%           4.98%
-------------------------------------------------------------------------------
5 - Year               4.82%          4.66%           4.75%           4.58%
-------------------------------------------------------------------------------
10 - Year              5.84%          5.84%           6.10%           6.10%
-------------------------------------------------------------------------------


C Shares                                NAV                             NAV

1 - Year                             10.84%                           9.22%
-------------------------------------------------------------------------------
5 - Year                              4.99%                           4.91%
-------------------------------------------------------------------------------
10 - Year                             5.72%                           5.98%
-------------------------------------------------------------------------------


R Shares                                NAV                             NAV

1 - Year                             11.63%                           9.99%
-------------------------------------------------------------------------------
5 - Year                              5.72%                           5.64%
-------------------------------------------------------------------------------
10 - Year                             6.43%                           6.68%
-------------------------------------------------------------------------------


Tax-Free Yields
                         as of May 31, 2001

A Shares                      NAV     Offer

SEC 30-Day Yield            4.72%     4.52%
-------------------------------------------
Taxable-Equivalent Yield/3/ 7.15%     6.85%
-------------------------------------------

B Shares                                NAV

SEC 30-Day Yield                      3.98%
-------------------------------------------
Taxable-Equivalent Yield/3/           6.03%
-------------------------------------------

C Shares                                NAV

SEC 30-Day Yield                      4.17%
-------------------------------------------
Taxable-Equivalent Yield/3/           6.32%
-------------------------------------------

R Shares                                NAV

SEC 30-Day Yield                      4.92%
-------------------------------------------
Taxable-Equivalent Yield/3/           7.45%
-------------------------------------------

Bond Credit Quality/4/

[Pie Chart Appears Here]

AAA/U.S. Guaranteed     66%
---------------------------
AA                      11%
---------------------------
A                        5%
---------------------------
BBB                     15%
---------------------------
NR                       3%
---------------------------

-------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
---------------------------
Tax Obligation (General)
26%

Tax Obligation (Limited)
18%

Healthcare
14%

Water and Sewer
9%

U.S. Guaranteed
8%


Portfolio Stats
---------------------------
Total Net Assets
$279.6 million

Average Duration
7.95

Average Effective Maturity
18.84 years

------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                       Annual Report     page 15

                          From the Portfolio Manager
                      NUVEEN MISSOURI MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 10.93 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This lagged the performance of its peers as measured by the Lipper Missouri Municipal Debt Funds category average, which returned 11.21 percent for the same period. As an additional point of comparison, the performance trailed that of the national Lehman Brothers Municipal Bond Index, which rose 12.14 percent.

     The fund's weaker-than-average performance can be attributed to the fund's slightly shorter duration - which measures sensitivity to changes in interest rates - as well as a somewhat more conservative portfolio structure.

--------------------------------------------------------------------------------

  The views expressed in this report reflect those of Nuveen Investment Management (NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Investment Management Team

-------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research

 .  An active, value-oriented investment style

 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Annual Report     page 16

Annualized Total Returns as of 5/31/01 /1/
                                 One-Year        Five-Year

Missouri                          10.93%           5.67%
Class A Shares at NAV

Lipper Missouri Municipal         11.21%           5.48%
Debt Funds Category/2/

Lehman Brothers Municipal         12.14%
Bond Index/3/

Tax-Free/4/ Yields as of 5/31/01

Class A Shares at NAV

SEC 30-Day Yield                  4.91%

Taxable-Equivalent Yield/5/       7.55%

Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria - which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us further reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     Despite the relatively limited supply of municipal bonds available in Missouri, we had little problem identifying bond issues that met our structural requirements. The fund was active in making purchases during the year,

--------------------------------------------------------------------------------

2 For the Nuveen Missouri Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 21 funds in the Lipper Missouri Municipal Bond Debt Funds category for the one-year period ended May 31, 2001, and 18 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax.
  Capital gains, if any, will be subject to tax.

5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

Your Fund's Investment Objective

--------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

Annual Report     page 17
     amounting to a total of 22 in both the primary and secondary markets, for a combined amount of $40 million.

     The fund's performance benefited from selective investments in the healthcare sector - especially among hospitals, as credit spreads in this area tightened during the period. One of the fund's hospital purchases during the period involved the Texas County Memorial Hospital, a bond issue that appealed to us because of its relatively high yield. As the reporting period progressed, these bonds rose in price.

Q.   What is your outlook for the municipal market and the fund?

A. While the fund is well positioned for the future, we will continue to take advantage of all available opportunities to reduce the portfolio's call risk. While just 3 percent of the fund's portfolio is callable for the remainder of this year, 14 percent is vulnerable in 2002. While we do not believe this is an enormous amount, we are still mindful that excessive bond calls could have an impact on the fund's future income stream.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market - and the fund - should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                   Missouri
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]

===== Nuveen Missouri Municipal Bond Fund (NAV) $18,652

===== Nuveen Missouri Municipal Bond Fund (Offer) $17,869

===== Lehman Brothers Municipal Bond Index $19,821

--------------------------------------------------------------------------------

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

How Your Fund Pursues Its Objective

-----------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

Annual Report     page 18

Fund Spotlight as of 5-31-01
     NUVEEN MISSOURI MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts

                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $10.71          $10.71          $10.70          $10.71
--------------------------------------------------------------------------------
CUSIP                  67065R812       67065R796       67065R788       67065R770
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0470         $0.0400         $0.0420         $0.0485
--------------------------------------------------------------------------------
Inception Date         8/87            2/97            2/94            2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                        as of May 31, 2001               as of March 31, 2001

A Shares                   NAV       Offer                        NAV   Offer

1 - Year                10.93%       6.23%                      9.71%   5.15%
-----------------------------------------------------------------------------
5 - Year                 5.67%       4.77%                      5.63%   4.72%
-----------------------------------------------------------------------------
10 - Year                6.43%       5.98%                      6.70%   6.24%
-----------------------------------------------------------------------------

B Shares              w/o CDSC      w/CDSC                   w/o CDSC  w/CDSC

1 - Year                10.10%       6.10%                      8.90%   4.90%
-----------------------------------------------------------------------------
5 - Year                 4.91%       4.75%                      4.88%   4.72%
-----------------------------------------------------------------------------
10 - Year                5.91%       5.91%                      6.18%   6.18%
-----------------------------------------------------------------------------

C Shares                               NAV                                NAV

1 - Year                            10.31%                              9.10%
-----------------------------------------------------------------------------
5 - Year                             5.10%                              5.08%
-----------------------------------------------------------------------------
10 - Year                            5.84%                              6.11%
-----------------------------------------------------------------------------

R Shares                               NAV                                NAV

1 - Year                            11.11%                              9.90%
-----------------------------------------------------------------------------
5 - Year                             5.85%                              5.80%
-----------------------------------------------------------------------------
10 - Year                            6.52%                              6.78%
-----------------------------------------------------------------------------


Tax-Free Yields

                        as of May 31, 2001

A Shares                       NAV   Offer

SEC 30-Day Yield             4.91%   4.71%
------------------------------------------
Taxable-Equivalent Yield/3/  7.55%   7.25%
------------------------------------------

B Shares                               NAV

SEC 30-Day Yield                     4.17%
------------------------------------------
Taxable-Equivalent Yield/3/          6.42%
------------------------------------------

C Shares                               NAV

SEC 30-Day Yield                     4.37%
------------------------------------------
Taxable-Equivalent Yield/3/          6.72%
------------------------------------------

R Shares                               NAV

SEC 30-Day Yield                     5.12%
------------------------------------------
Taxable-Equivalent Yield/3/          7.88%
------------------------------------------


Bond Credit Quality/4/

[Pie chart appears here]

AAA/U.S. Guaranteed                    48%
------------------------------------------
AA                                      8%
------------------------------------------
A                                      10%
------------------------------------------
BBB                                    10%
------------------------------------------
NR                                     24%
------------------------------------------

-------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/
------------------------------------------

Tax Obligation (Limited)
16%

Healthcare
15%

Education and Civic Organizations
12%

Long-Term Care
11%

Housing (Multifamily)
11%


Portfolio Stats
------------------------------------------
Total Net Assets
$222.7 million

Average Duration
7.28

Average Effective Maturity
19.27 years

-------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                       Annual Report     page 19

From the Portfolio Manager
     NUVEEN OHIO MUNICIPAL BOND FUND

-------------------------------------------------------------------------------

Q. What market environment did the fund experience during the last 12 months?

A. Overall market conditions were affected by developments in a couple of key areas:

     . Interest rates. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

        The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market because a bond's investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. In an attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

        With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices again declined.

     . Supply. In 2000, reduced supply was particularly acute. New issues were down 25 percent for the year vs. a 13 percent decline nationally. The situation improved in the first quarter of 2001 as new-issue supply increased 127 percent over the same period a year earlier. Secondary market activity also became fairly strong as investors sold existing holdings to purchase bonds in the primary market.

--------------------------------------------------------------------------------

The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

/1/ Performance figures are quoted for Class A shares at net asset value.
    Comments cover the period ended May 31, 2001.

Your Investment Management Team
-------------------------------------------------------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:

 .  A commitment to exhaustive research

 .  An active, value-oriented investment style

 .  The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

Annual Report     page 20

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. As shown below, total returns lagged the Lipper peer group averages and Lehman Brothers Municipal Bond Index, due largely to our defensive focus on highly rated issues in 2000 when interest rates were rising. This strategy can help returns to outperform in an environment of increasing interest rates. When rates began declining in early 2001, these assets contributed more to the fund's capacity for producing dividends than total return.

     Compared with the equity market, returns for the last 12 months significantly outpaced major stock indices. The Nasdaq plummeted -37.80 percent, the S&P 500 was down -10.55 percent, and the Dow was up just 5.43 percent.


       Annualized Total Returns as of 5/31/01/1/

                                       One-Year        Five-Year

       Ohio Municipal Bond Fund         10.05%           5.27%
       Class A Shares at NAV

       Lipper Ohio Municipal            10.59%           5.38%
       Debt Funds Category Average/2/

       Lehman Brothers Average          12.14%
       Bond Index/3/


       Tax-Free/4/ Yields as of 5/31/01
       Class A Shares at NAV

       SEC 30-Day Yield                  4.23%
       Taxable-Equivalent Yield/5/       6.56%

Q.   What themes were underlying your management of the fund during the year?

A. Enhancing portfolio fundamentals was our primary focus. Finding high buyer demand at the retail level, we were able to sell some holdings that had become less attractive, which also increased the fund's liquidity. We then focused on finding bonds with maturities of 15 to 20 years to lower the fund's weighted average duration and potentially reduce sensitivity to interest rate changes and price volatility. These efforts should also help to safeguard the fund's long-term dividend paying capabilities, which otherwise could come under pressure in periods of declining interest rates.

     We continually comb the market for issues that we believe offer attractive yields, and our extensive resources allow us to analyze a complete range of credit opportunities, which can reveal unique offerings that might be missed or not available to other investors.

-------------------------------------------------------------------------------

/2/ For the Nuveen Ohio Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized return of the 49 funds in the Lipper Ohio Municipal Debt Funds category for the one-year period ended May 31, 2001 and 42 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

/3/ The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

/4/ Certain investors may be subject to the federal alternative minimum tax.
    Capital gains, if any, will be subject to tax.

/5/ Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

Your Fund's Investment Objective
-------------------------------------------------------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

                                                        Annual Report    page 21

     For example, the majority of issues available to individuals at the retail level during the last 12 months featured lengthy effective maturities averaging approximately 30 years and durations of about 5. The Ohio Municipal Bond Fund, on the other hand, ended the period with an average effective maturity of 17.62 years and 6.69 duration, characteristics that may offer potentially higher returns and dividend yield.

     Some notable purchases made during the period include:

     . Richland County Hospital Facilities revenue bonds issued for the MedCentral Health System Obligated group. This 375-bed hospital is located north of Columbus in Mansfield, Ohio, has 70 percent market share, a solid operating performance and light debt burden. The issue is rated A- by Standard & Poor's, matures in 2022 and came at a yield of
        6.54 percent; this represented a pickup of 90 to 95 basis points over insured Ohio-exempt paper at the time of issuance, a spread that we feel more than makes up for any risk assumed.

     .  Cuyahoga County general obligation bonds rated Aa1/AA+ maturing in 2016.

     . City of Columbus general obligation bonds rated Aaa/AAA without insurance, maturing in 2017.

     . Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority. Because of limited supply, we looked beyond the state's borders to find attractive bonds. One particularly attractive opportunity was this Baa2/NR/BBB-rated bond to finance a coal-fired power plant for AES, the world's largest global independent power producer. Based on their lower rating at the time of purchase, these bonds offered 65 to 70 basis points of additional yield relative to insured Ohio bonds.

Q. What is your outlook for the Ohio municipal market and plans for the Ohio Municipal Bond Fund?

A. We have a favorable outlook for the coming year. Although we expect that supply in the state will decline from the increased levels seen earlier in 2001, we anticipate retail demand will remain strong. At this time, our primary goal is to maintain the favorable duration we have achieved in an effort to seek enhanced return and yield potential.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market - and the fund - should continue to benefit.


How Your Fund Pursues Its Objective
-------------------------------------------------------------------------------

The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.



Annual Report    page 22

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

                                     Ohio
                  Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]

====== Nuveen Ohio Municipal Bond Fund (NAV) $18,052

====== Nuveen Ohio Municipal Bond Fund (Offer) $17,294

====== Lehman Brothers Municipal Bond Index $19,821

--------------------------------------------------------------------------------

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

                                                       Annual Report     page 23

Fund Spotlight as of 5-31-01
          NUVEEN OHIO MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
Quick Facts

                       A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                    $11.10          $11.09          $11.09          $11.09
--------------------------------------------------------------------------------
CUSIP                  67065R762       67065R754       67065R747       67065R739
--------------------------------------------------------------------------------
Latest Dividend/1/     $0.0465         $0.0395         $0.0415         $0.0485
--------------------------------------------------------------------------------
Inception Date         6/85            2/97            8/93            2/97
--------------------------------------------------------------------------------

Annualized Total Returns/2/

                              as of May 31, 2001            as of March 31, 2001

A Shares                         NAV       Offer                 NAV       Offer

1 - Year                      10.05%       5.38%               9.20%       4.57%
--------------------------------------------------------------------------------
5 - Year                       5.27%       4.38%               5.33%       4.42%
--------------------------------------------------------------------------------
10 - Year                      6.08%       5.63%               6.39%       5.94%
--------------------------------------------------------------------------------

B Shares                    w/o CDSC      w/CDSC            w/o CDSC      w/CDSC

1 - Year                       9.16%       5.16%               8.43%       4.43%
--------------------------------------------------------------------------------
5 - Year                       4.52%       4.36%               4.58%       4.41%
--------------------------------------------------------------------------------
10 - Year                      5.57%       5.57%               5.88%       5.88%
--------------------------------------------------------------------------------

C Shares                                     NAV                             NAV

1 - Year                                   9.46%                           8.62%
--------------------------------------------------------------------------------
5 - Year                                   4.70%                           4.75%
--------------------------------------------------------------------------------
10 - Year                                  5.50%                           5.81%
--------------------------------------------------------------------------------

R Shares                                     NAV                             NAV

1 - Year                                  10.19%                           9.44%
--------------------------------------------------------------------------------
5 - Year                                   5.45%                           5.51%
--------------------------------------------------------------------------------
10 - Year                                  6.17%                           6.48%
--------------------------------------------------------------------------------

Tax-Free Yields
                              as of May 31, 2001

A Shares                         NAV       Offer

SEC 30-Day Yield               4.23%       4.05%
------------------------------------------------
Taxable-Equivalent Yield/3/    6.56%       6.28%
------------------------------------------------

B Shares                                     NAV

SEC 30-Day Yield                           3.48%
------------------------------------------------
Taxable-Equivalent Yield/3/                5.40%
------------------------------------------------

C Shares                                     NAV

SEC 30-Day Yield                           3.68%
------------------------------------------------
Taxable-Equivalent Yield/3/                5.71%
------------------------------------------------

R Shares                                     NAV

SEC 30-Day Yield/3/                        4.43%
------------------------------------------------
Taxable-Equivalent Yield/3/                6.87%

Bond Credit Quality/4/

[Pie chart appears here]

AAA/U.S. Guaranteed                          63%
------------------------------------------------
AA                                           11%
------------------------------------------------
A                                            12%
------------------------------------------------
BBB                                           8%
------------------------------------------------
NR                                            6%
------------------------------------------------

-------------------------------------------------------------------------------
1 Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

2 Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

3 Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

4 As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.

Top Five Sectors/4/

------------------------

U.S. Guaranteed
20%

Tax Obligation (General)
19%

Healthcare
15%

Utilities
11%

Tax Obligation (Limited)
9%

Portfolio Stats

------------------------

Total Net Assets
$593.1 million

Average Duration
6.69

Average Effective Maturity
17.62 years

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Annual Report     page 24

From the Portfolio Manager
   NUVEEN WISCONSIN MUNICIPAL BOND FUND

--------------------------------------------------------------------------------

Q.   What market environment did the fund experience in the last 12 months?

A. For fixed-income investments, the past year was essentially the story of two different markets - approximately seven months of relatively high interest rates, followed by about five months of declining rates.

     The first period actually reached its peak several weeks before the reporting period began, when the Federal Reserve Board raised interest rates for the sixth time in 12 months. The rate increases were designed to control inflation by slowing the fast-growing U.S. economy. Inflation is always of great concern to the bond market, whose investment value is tied to the anticipated real worth of future income payments. While the Fed's rate hikes succeeded in reducing the threat of inflation, they also slowed economic growth more than expected. To attempt to revive the flagging economy, the Fed rang in the new year by aggressively cutting interest rates by 250 basis points (2.5 percentage points) in just five months - a pace that hasn't been matched in nearly 20 years.

     With interest rates high, inflation contained, and a rapidly falling stock market that led investors to reconsider their asset allocations, the bond market enjoyed extremely strong performance. During the reporting period, bond prices, which move inversely to bond yields, hit their highest levels since 1999. As the Fed rate cuts intensified, however, prices declined again, the result of fears that further rate reductions could spark inflation.

     Demand for Wisconsin municipal bonds continued to be high, especially when compared to the relatively modest supply of new issues available during the past year. For example, in the first quarter of 2001, Wisconsin municipal issuance accounted for just 1 percent of the nationwide total. During that quarter, issuance in the state actually fell 24 percent versus the same period in 2000, even as the figure rose 44 percent nationwide.

Q. How did the fund perform during the fiscal year ended May 31, 2001, and what factors influenced its returns?

A. The fund's total return was 12.84 percent for the fiscal year ended May 31, 2001 (Class A shares at net asset value). This topped the performance of its peers as measured by the Lipper Other States Municipal Debt Funds category average, which returned 10.14 percent for the same period. As an additional point of comparison, the performance surpassed that of the national Lehman

--------------------------------------------------------------------------------

The views expressed in this report reflect those of Nuveen Investment Management
(NIM) only through the end of the reporting period indicated on the cover. NIM's views are subject to change at any time, based on market and other conditions.

Your Investment Management Team
-------------------------------

Nuveen's advisor for income investing is Nuveen Investment Management (NIM). NIM follows a disciplined, research-driven investment approach to uncover income securities that combine exceptional relative value with above-average return potential. Drawing on 300 combined years of investment experience, the Nuveen team of portfolio managers and research analysts offers:
 . A commitment to exhaustive research
 . An active, value-oriented investment style
 . The unmatched presence of trading leverage of a market leader.

This disciplined, research-oriented approach has been important for investors, and is a key investment strategy for the Nuveen Funds.

                                                       Annual Report     page 25

Brothers Municipal Bond Index, which rose 12.14 percent.

The fund's strong performance compared to its peers can be attributed to the fund's relatively long duration - which measures sensitivity to changes in interest rates - going into the municipal market's rally in late 2000 and early 2001. The fund also benefited from unusually high demand for Wisconsin municipal securities, as well as the solid performance of the fund's holdings in tax-exempt U.S. territorial bonds.

Annualized Total Returns as of 5/31/01/1/

                                        One-Year        Five-Year
Wisconsin                                12.84%           5.66%
Class A Shares at NAV

Lipper Other States                      10.14%           5.15%
Municipal Debt Funds Category/2/

Lehman Brothers Municipal                12.14%
Bond Index/3/

Tax-Free/4/ Yields as of 5/31/01
Class A Shares at NAV

SEC 30-Day Yield                          5.00%

Taxable-Equivalent Yield/5/               7.75%

Q.   What themes were underlying your management of the fund during the year?

A. We adapted our management strategy to changing market conditions. In the first part of the period, when interest rates were relatively high, we took advantage whenever appropriate by adding high-yielding municipal bonds to the portfolio to try to secure the fund's income stream. As we added new securities, we sold some others at a loss, enabling us to realize capital losses that can be used to offset any realized gains in future years. As always, we invested only in those bond issues that met our stringent investment criteria - which include structure and credit requirements. Bonds must also survive rigorous analysis by Nuveen Research before we will consider them for the fund.

--------------------------------------------------------------------------------
  Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

1 Performance figures are quoted for Class A shares at net asset value. Comments cover the period ended May 31, 2001.

Your Fund's Investment Objective
--------------------------------

The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.

Annual Report     page 26

     As interest rates declined and municipal bonds recorded some of their best gains of the period, our management strategy became somewhat more defensive. Even as we remained optimistic about the fund's performance potential, we recognized that a change in bond-market sentiment could happen quickly and without warning. In the past, the fund's relative success during down markets resulted from our willingness to prepare for the next market cycle. Toward that end, we kept on the lookout for more defensive securities that would allow us to lock in some of the gains obtained during the market rally. For example, we looked for bonds that would help us reduce the fund's duration. We also looked to add investments that would help protect the fund from "call risk," or the risk that an issuer will take advantage of lower interest rates by redeeming their bonds before their maturity dates.

     Because of the limited supply of available Wisconsin bonds as well as our belief that the fund was well positioned, we limited our trading during the reporting period and took advantage of strong performance in the midst of the rally for municipal bonds. One purchase we did make involved the Green Bay/Brown County professional football stadium project, a deal that was in high demand and from which we expect the fund to benefit going forward.

     We also made judicious use of the fund's ability to invest in municipal securities issued by U.S. territories, such as Puerto Rico, Guam, and the Virgin Islands. These bonds, which carry the same tax advantages as in-state paper, are often attractive because of their liquidity and generally high credit ratings. Territorial bonds can often provide the fund with excellent value, especially during times when suitable Wisconsin securities are hard to come by.

Q.   What is your outlook for the municipal market and the fund?

A. During the past few years, we have worked hard to moderate the fund's call risk. With only a small percentage of the fund's portfolio vulnerable to being called in the near future, we believe the fund is well positioned going forward.

     For the municipal bond market as a whole, we are currently experiencing the best of times. The economy has been growing slowly, and inflation has been contained, despite rising energy prices. As long as the Fed can keep inflation in check while attempting to stimulate the economy, the fixed-income market - and the fund - should continue to benefit.

     In the meantime, we will look to reap the rewards of market outperformance while continuing to prepare for the market's eventual downturn. Though we do not know when this situation will occur or even expect it soon, we believe that being prepared is the best strategy for strengthening long-term performance.

--------------------------------------------------------------------------------

2 For the Nuveen Wisconsin Municipal Bond Fund, the Lipper Peer Group returns represent the average annualized total return of the 81 funds in the Lipper Other States Municipal Debt Funds category for the one-year period ended May 31, 2001, and 62 funds for the five-year period. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.

3 The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

4 Certain investors may be subject to the federal alternative minimum tax.
  Capital gains, if any, will be subject to tax.

5 Taxable-equivalent yield is the yield an investor would have to realize on a fully taxable investment to equal the stated yield on a tax-exempt investment. Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

How Your Fund Pursues Its Objective
----------------------------------------
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by independent rating agencies. The fund may buy non-rated municipal bonds if the fund's investment advisor judges them to be investment grade.

The fund's investment advisor uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                                       Annual Report     page 27

Wisconsin
Growth of an Assumed $10,000 Investment/6/

                         [Mountain chart appears here]

===== Nuveen Wisconsin Municipal Bond Fund (NAV) $14,610

===== Nuveen Wisconsin Municipal Bond Fund (Offer) $13,996

===== Lehman Brothers Municipal Bond Index $15,731

--------------------------------------------------------------------------------

6 The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing fund expenses.

Annual Report     page 28

Fund Spotlight as of 5-31-01
     NUVEEN WISCONSIN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Quick Facts
                          A Shares       B Shares       C Shares       R Shares
--------------------------------------------------------------------------------
NAV                       $9.97          $10.00         $10.00         $10.02
--------------------------------------------------------------------------------
CUSIP                     67065R721      67065R713      67065R697      67065R689
--------------------------------------------------------------------------------
Latest Dividend/1/        $0.0370        $0.0310        $0.0325        $0.0385
--------------------------------------------------------------------------------
Inception Date            6/94           2/97           2/97           2/97
--------------------------------------------------------------------------------


Annualized Total Returns/2/
                             as of May 31, 2001             as of March 31, 2001
A Shares                        NAV       Offer                  NAV       Offer
1 - Year                     12.84%       8.05%               11.12%       6.41%
--------------------------------------------------------------------------------
5 - Year                      5.66%       4.76%                5.72%       4.81%
--------------------------------------------------------------------------------
Since Inception               5.56%       4.92%                5.76%       5.10%
--------------------------------------------------------------------------------

B Shares                   w/o CDSC      w/CDSC             w/o CDSC      w/CDSC
1 - Year                     11.98%       7.98%               10.38%       6.38%
--------------------------------------------------------------------------------
5 - Year                      4.95%       4.79%                5.04%       4.88%
--------------------------------------------------------------------------------
Since Inception               4.90%       4.90%                5.11%       5.11%
--------------------------------------------------------------------------------

C Shares                                    NAV                              NAV
1 - Year                                 12.31%                           10.60%
--------------------------------------------------------------------------------
5 - Year                                  5.17%                            5.24%
--------------------------------------------------------------------------------
Since Inception                           5.11%                            5.31%
--------------------------------------------------------------------------------

R Shares                                    NAV                              NAV
1 - Year                                 13.10%                           11.39%
--------------------------------------------------------------------------------
5 - Year                                  5.92%                            5.98%
--------------------------------------------------------------------------------
Since Inception                           5.75%                            5.95%
--------------------------------------------------------------------------------


Tax-Free Yields
                             as of May 31, 2001
A Shares                        NAV       Offer
SEC 30-Day Yield              5.00%       4.79%
-----------------------------------------------
Taxable-Equivalent Yield/3/   7.75%       7.43%
-----------------------------------------------

B Shares                                    NAV
SEC 30-Day Yield                          4.25%
-----------------------------------------------
Taxable-Equivalent Yield/3/               6.59%
-----------------------------------------------

C Shares                                    NAV
SEC 30-Day Yield                          4.45%
-----------------------------------------------
Taxable-Equivalent Yield/3/               6.90%
-----------------------------------------------

R Shares                                    NAV
SEC 30-Day Yield                          5.20%
-----------------------------------------------
Taxable-Equivalent Yield/3/               8.06%
-----------------------------------------------


Bond Credit Quality/4/

[Pie Chart Appears Here]

AAA/U.S. Guaranteed   33%
-------------------------
AA                    24%
-------------------------
A                     17%
-------------------------
BBB                    8%
-------------------------
NR                    18%
-------------------------

--------------------------------------------------------------------------------

/1/ Paid June 1, 2001. This is the latest monthly tax-exempt dividend paid during the period ended May 31, 2001.

/2/ Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the one-year total return.

/3/ Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 35.5%.

/4/ As a percentage of long-term bond holdings as of May 31, 2001. Holdings are subject to change.


Top Five Sectors/4/
------------------------

Tax Obligation (Limited)
51%

Housing (Multifamily)
10%

U.S. Guaranteed
9%

Healthcare
5%

Utilities
5%


Portfolio Stats
------------------------

Total Net Assets
$40.8 million

Average Duration
8.17

Average Effective Maturity
20.47 years


Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.


                                                       Annual Report     page 29

                 Portfolio of Investments
                 Nuveen Kansas Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 4.4%

   $    1,000 Dodge City, Kansas,            5/02 at 102       Aa3 $  1,048,120
               Pollution Control Revenue
               Refunding Bonds (Excel
               Corporation
               Project/Cargill, Inc.),
               Series 1992, 6.625%,
               5/01/05

        3,700 Ford County, Kansas,           6/08 at 102        A+    3,618,267
               Sewage and Solid Waste
               Disposal Revenue Bonds
               (Excel Corporation
               Project/Cargill, Inc.),
               Series 1998, 5.400%,
               6/01/28 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Capital Goods - 5.4%

        4,550 City of Clearwater,            2/02 at 101        A+    4,658,154
               Kansas, Pollution Control
               Refunding Revenue Bonds
               (Vulcan Materials
               Company), Series 1992,
               6.375%, 2/01/12

        1,000 City of Wichita, Kansas,       8/07 at 100       AA-    1,027,310
               Industrial Revenue Bonds
               (NMF America, Inc.) 2000
               Series II, 5.800%,
               8/01/15 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.5%

          500 Airport Authority of the       3/02 at 102        AA      520,470
               City of Wichita, Kansas,
               Airport Facilities
               Refunding Revenue Bonds
               (Wichita Airport Hotel
               Associates, L.P.
               Project), Series 1992,
               7.000%, 3/01/05

-------------------------------------------------------------------------------
              Consumer Staples - 2.3%

          500 The Children's Trust Fund,     7/10 at 100       Aa3      519,135
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

        2,000 City of Garden, Kansas,        9/07 at 102      BBB+    1,915,340
               Sewage Disposal Revenue
               Bonds (Monfort, Inc.
               Project (ConAgra, Inc. -
                Guarantor)), Series
               1997, 5.750%, 9/01/17
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 4.7%

        2,465 Neosho County Community        6/09 at 100       N/R    2,549,476
               College, Kansas, Student
               Union and Dormitory
               System Refunding and
               Improvement Revenue
               Bonds, Series 1999,
               7.000%, 6/01/30

        1,000 City of Olathe, Kansas,        4/08 at 100       N/R      988,910
               Educational Facilities
               Refunding and Improvement
               Revenue Bonds (MidAmerica
               Nazarene University
               Project), Series 1998,
               5.550%, 4/01/13

        1,500 Puerto Rico Industrial,        2/09 at 101       BBB    1,422,840
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Higher Education Revenue
               Bonds (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/19

-------------------------------------------------------------------------------
              Healthcare - 19.1%

        5,630 Colby, Kansas, Health          8/08 at 100       N/R    4,654,546
               Facilities Refunding
               Revenue Bonds (Citizens
               Medical Center, Inc.),
               Series 1998, 5.625%,
               8/15/16

        4,580 Kansas Development Finance     6/10 at 101        AA    5,058,564
               Authority, Health
               Facilities Revenue Bonds
               (Sisters of Charity of
               Leavenworth Health
               Services Corporation),
               2000 Series K, 6.500%,
               12/01/16

              City of Lawrence, Kansas,
               Hospital Revenue Bonds
               (The Lawrence Memorial
               Hospital), Series 1994:
          575  6.200%, 7/01/14               7/04 at 100      Baa1      584,660
          400  6.200%, 7/01/19               7/04 at 100      Baa1      403,592

        1,110 City of Lawrence, Kansas,      7/09 at 100        AA    1,118,136
               Hospital Revenue Bonds
               (The Lawrence Memorial
               Hospital), Series 1999,
               5.750%, 7/01/24

              City of Newton, Kansas,
              Hospital Refunding Revenue
              Bonds (Newton Healthcare
              Corporation),
              Series 1998A:
        1,000  5.700%, 11/15/18             11/08 at 100      BBB-      878,350
        1,750  5.750%, 11/15/24             11/08 at 100      BBB-    1,497,878

          100 Puerto Rico Industrial,        1/05 at 102       AAA      106,115
               Tourist, Educational,
               Medical and Environmental
               Control Facilities
               Financing Authority,
               Hospital Revenue Bonds
               (Hospital Auxilio Mutuo
               Obligated Group Project),
               1995 Series A, 6.250%,
               7/01/24

        5,780 City of Wichita, Kansas,      11/09 at 101        A+    6,040,562
               Hospital Facilities
               Improvement and Refunding
               Revenue Bonds (Via
               Christi Health System,
               Inc.), 1999 Series XI,
               6.250%, 11/15/24

-------------------------------------------------------------------------------
              Housing/Multifamily -
               15.7%

          930 Kansas City, Kansas,           7/01 at 100       AAA      930,818
               Multifamily Housing
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loan -  Rainbow Towers
               Project), Series 1994,
               6.700%, 7/01/23

        5,000 Kansas Development Finance    12/08 at 101       N/R    4,491,550
               Authority, Multifamily
               Housing Refunding Revenue
               Bonds (First Kansas State
               Partnership, L.P.
               Project), Series 1998Y,
               6.125%, 12/01/28
               (Alternative Minimum Tax)

--------------------------------------------------------------------------------
30

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

   $    1,715 Kansas Development Finance    12/10 at 100       AAA $  1,759,367
               Authority, Multifamily
               Housing Senior Revenue
               Bonds (Chimney Hills
               Apartments Project),
               Series 2000U-1, 5.900%,
               12/01/20 (Alternative
               Minimum Tax)

              Lenexa, Kansas,
              Multifamily Housing
              Revenue Refunding Bonds
              (Barrington Park
              Apartments Project),
              Series 1993A:
          445  6.300%, 2/01/09               2/03 at 102        AA      457,972
          475  6.400%, 2/01/10               2/03 at 102        AA      488,818
        2,000  6.450%, 2/01/18               2/03 at 102        AA    2,058,120
        1,000  6.500%, 2/01/23               2/03 at 102        AA    1,024,050

        1,000 City of Olathe, Kansas,        6/04 at 102       AAA    1,038,120
               Multifamily Housing
               Refunding Revenue Bonds
               (Federal National
               Mortgage Association
               Program - Deerfield
               Apartments Project),
               Series 1994A, 6.450%,
               6/01/19

              City of Wichita, Kansas,
              Multifamily Housing
              Revenue Refunding Bonds
              (The Shores Apartments
              Project), 1994 Series XI-
              A:
        1,500  6.700%, 4/01/19               4/09 at 102        AA    1,589,565
        2,000  6.800%, 4/01/24               4/09 at 102        AA    2,134,180

          700 City of Wichita, Kansas,      11/05 at 102       BBB      691,033
               Multifamily Housing
               Revenue Bonds (Brentwood
               Apartments Project),
               Senior Lien 1995 Series
               IX-A, 5.850%, 12/01/25

-------------------------------------------------------------------------------
              Housing/Single Family -
               9.6%

          185 City of Olathe, Labette        2/05 at 105       Aaa      200,364
               County, Kansas,
               Collateralized Single
               Family Mortgage Refunding
               Revenue Bonds, Series
               1994C-I, 7.800%, 2/01/25

        1,360 Sedgwick County, Kansas       No Opt. Call       Aaa    1,521,010
               and Shawnee County,
               Kansas, Single Family
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program), 1997
               Series A-1, 6.950%,
               6/01/29 (Alternative
               Minimum Tax)

        3,450 Sedgwick County, Kansas        6/08 at 105       Aaa    3,778,785
               and Shawnee County,
               Kansas, Single Family
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program), 1998
               Series A-1, 6.500%,
               12/01/22 (Alternative
               Minimum Tax)

        3,000 Sedgwick County, Kansas       12/09 at 105       Aaa    3,419,820
               and Shawnee County,
               Kansas, Single Family
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program), 2000
               Series A-2, 6.000%,
               12/01/31 (Alternative
               Minimum Tax)

          500 Sedgwick County, Kansas       12/10 at 105       Aaa      537,995
               and Shawnee County,
               Kansas, Single Family
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program),
               Series 2001A, 5.250%,
               12/01/32 (Alternative
               Minimum Tax)

          640 Sedgwick County, Kansas       11/04 at 105       Aaa      690,464
               and Shawnee County,
               Kansas, Collateralized
               Single Family Mortgage
               Refunding Revenue Bonds,
               Series 1994A-III, 8.125%,
               5/01/24 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 0.5%

          500 Sedgwick County, Kansas,      11/09 at 100         A      493,470
               Health Care Facilities
               Revenue Bonds (Catholic
               Care Center, Inc.),
               Series 2001,
               5.750%, 11/15/23

-------------------------------------------------------------------------------
              Tax Obligation/General -
               4.4%

          750 City of Derby, Kansas,        12/11 at 100       AAA      752,708
               General Obligation Bonds,
               Series 2001A, 5.250%,
               12/01/21 (WI, settling
               6/01/01)

        1,250 Sedgwick County, Kansas,       9/10 at 100        AA    1,041,475
               Unified School District
               No. 259 (Wichita),
               General Obligation Bonds,
               Series 2000, 3.500%,
               9/01/16

          350 Shawnee County, Kansas,        3/02 at 100       AAA      359,412
               Unified School District
               No. 437 (Auburn-
               Washburn), General
               Obligation Refunding
               Bonds, Series 1992,
               6.600%, 9/01/09

        3,050 Wyandotte County, Kansas,      9/11 at 100       AAA    2,550,624
               Unified School District
               No. 500, General
               Obligation School Bonds,
               Series 2001, 4.000%,
               9/01/20 (WI, settling
               6/14/01)

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               15.5%

        1,050 Kansas Development Finance     6/01 at 102       N/R    1,069,383
               Authority, Revenue Bonds
               (Kansas Highway Patrol
               Central Training
               Facility), 1992 Series T,
               6.600%, 12/01/07

        5,000 Overland Park Development      1/11 at 101       N/R    5,220,150
               Corporation, Kansas,
               First Tier Revenue Bonds
               (Overland Park Convention
               Center Project), Series
               2000A, 7.375%, 1/01/32

          525 Puerto Rico Highway and        7/16 at 100         A      499,842
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.000%, 7/01/36

        2,000 Puerto Rico Highway and        7/10 at 101         A    2,249,820
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B,
               6.500%, 7/01/27

--------------------------------------------------------------------------------
31

                 Portfolio of Investments
                 Nuveen Kansas Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
---------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $       20 Puerto Rico                     7/01 at 100      BBB+ $     20,294
               Infrastructure Finance
               Authority, Special Tax
               Revenue Bonds, Series
               1988A,
               7.750%, 7/01/08

          250 Shawnee County, Kansas,         7/09 at 100       N/R      209,208
               Certificates of
               Participation (Shawnee
               Community Mental Health
               Center, Inc. Project),
               Series 1999A, 5.350%,
               7/01/19

        2,000 Virgin Islands Public          10/08 at 101      BBB-    1,978,920
               Finance Authority,
               Revenue and Refunding
               Bonds (Virgin Islands
               Matching Fund Loan
               Notes), Series 1998A
               (Senior
               Lien/Refunding),
               5.625%, 10/01/25

        2,000 Virgin Islands Public          10/10 at 101      BBB-    2,142,060
               Finance Authority,
               Revenue Bonds (Virgin
               Islands Gross Receipts
               Tax Loan Note), Series
               1999A, 6.375%, 10/01/19

       14,025 The Unified Government         No Opt. Call       AAA    3,119,160
               of Wyandotte County,
               Kansas City, Kansas,
               Sales Tax Special
               Obligation Revenue
               Bonds (Kansas
               International Speedway
               Corporation Project),
               Series 1999, 0.000%,
               12/01/27

---------------------------------------------------------------------------------
              Transportation - 1.4%

        1,500 Puerto Rico Ports               6/06 at 102      BBB-    1,535,355
               Authority, Special
               Facilities Revenue
               Bonds (American
               Airlines, Inc.
               Project),
               1996 Series A, 6.250%,
               6/01/26 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              U.S. Guaranteed - 11.3%

          440 Jefferson County,               9/04 at 100       AAA      478,672
               Kansas, Unified School
               District No. 340,
               General Obligation
               Bonds, Series 1994,
               6.350%, 9/01/14 (Pre-
               refunded to 9/01/04)

       12,175 Johnson County, Kansas,        No Opt. Call       Aaa    7,154,395
               Residual Revenue and
               Refunding Bonds, Series
               1992, 0.000%, 5/01/12

        1,350 Commonwealth of Puerto          7/04 at 102       AAA    1,493,856
               Rico, Public
               Improvement Bonds of
               1994 (General
               Obligation),
               6.450%, 7/01/17 (Pre-
               refunded to 7/01/04)

           80 Puerto Rico Highway and     7/02 at 101 1/2       AAA       84,445
               Transportation
               Authority, Highway
               Revenue Bonds, Series
               T, 6.625%, 7/01/18
               (Pre-refunded to
               7/01/02)

        2,250 City of Wichita, Kansas,       11/01 at 102     A+***    2,339,483
               Revenue Bonds (CSJ
               Health System of
               Wichita, Inc.), Series
               1985 XXV (Remarketed),
               7.200%, 10/01/15

          450 City of Wichita, Kansas,       11/01 at 102     A+***      467,361
               Revenue Bonds (CSJ
               Health System of
               Wichita, Inc.), Series
               1991X, 7.000%, 11/15/18
               (Pre-refunded to
               11/15/01)

---------------------------------------------------------------------------------
              Utilities - 4.2%

        1,500 City of Gardner, Kansas,       11/01 at 101       N/R    1,529,430
               Electric Utility System
               Revenue Bonds, Series
               1992 Refunding,
               7.000%, 11/01/09

        1,010 City of Kansas, Kansas,         9/04 at 102       AAA    1,090,921
               Utility System
               Refunding and
               Improvement Revenue
               Bonds, Series 1994,
               6.375%, 9/01/23

          750 Puerto Rico Electric            7/10 at 101       AAA      755,513
               Power Authority, Power
               Revenue Bonds, Series
               HH, 5.250%, 7/01/29

          150 Puerto Rico Electric            7/04 at 102        A-      157,754
               Power Authority, Power
               Revenue Bonds, Series
               T, 6.000%, 7/01/16

        1,000 Unified Government of           5/11 at 100       AAA      968,700
               Wynadotte County,
               Kansas City, Kansas,
               Industrial Revenue
               Bonds
               (Board of Public
               Utilities Office
               Building Complex
               Project), Series 2001,
               5.000%, 5/01/21
               (WI, settling 6/07/01)

---------------------------------------------------------------------------------
              Water and Sewer - 2.3%

        2,000 City of Augusta, Kansas,   10/08 at 101 1/2        AA    2,108,600
               Waterworks System
               Revenue Bonds, Series
               2000-A, 6.150%,
               10/01/20

          350 City of Newton, Kansas,         3/02 at 102       N/R      367,811
               Wastewater Treatment
               System Refunding
               Revenue Bonds, Series
               1998, 7.125%, 3/01/12

---------------------------------------------------------------------------------
   $  122,815 Total Investments (cost                                107,661,278
               $105,737,041) - 101.3%
---------------------------------------------------------------------------------
------------
              Other Assets Less                                       (1,423,617)
               Liabilities - (1.3)%
         ------------------------------------------------------------------------
              Net Assets - 100%                                     $106,237,661
         ------------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating.
         *** Securities are backed by an escrow or trust containing sufficient
             U.S. Government or U.S. Government agency securities which en-
             sures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.
                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
32

                 Portfolio of Investments
                 Nuveen Kentucky Municipal Bond Fund
                 May 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings**  Market Value
---------------------------------------------------------------------------------
              Basic Materials - 5.9%

   $    2,370 Hancock County, Kentucky,       5/06 at 102        A- $   2,423,846
               Solid Waste Disposal
               Facilities Revenue Bonds
               (Willamette Industries,
               Inc. Project), Series
               1996, 6.600%, 5/01/26

        9,750 County of Henderson,            3/05 at 102        A3    10,080,818
               Kentucky, Solid Waste
               Disposal Revenue Bonds
               (MacMillan Bloedel
               Project),
               Series 1995, 7.000%,
               3/01/25 (Alternative
               Minimum Tax)

        1,000 Jefferson County,               7/03 at 103       AA-     1,069,050
               Kentucky, Pollution
               Control Revenue Bonds
               (E.I. du Pont de Nemours
               and Company Project),
               1982 Series A, 6.300%,
               7/01/12

        3,750 County of Perry,                6/04 at 102        A3     3,920,625
               Kentucky, Solid Waste
               Disposal Revenue Bonds
               (TJ International
               Project),
               Series 1994, 7.000%,
               6/01/24 (Alternative
               Minimum Tax)

              County of Perry,
              Kentucky, Solid Waste
              Disposal Revenue Bonds
              (TJ International Project),
              Series 1996:
        4,240  6.800%, 5/01/26                5/06 at 102       N/R     4,413,628
               (Alternative Minimum
               Tax)
        2,000  6.550%, 4/15/27                4/07 at 102        A3     2,059,820
               (Alternative Minimum
               Tax)

        2,820 City of Wickliffe,              4/06 at 102      BBB+     2,843,885
               Kentucky, Solid Waste
               Disposal Facility
               Revenue Bonds (Westvaco
               Corporation Project),
               Series 1996, 6.375%,
               4/01/26 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              Education and Civic
              Organizations - 5.8%

        5,085 City of Campbellsville,         3/09 at 102      BBB-     4,713,846
               Kentucky, Industrial
               Building Revenue Bonds
               (Campbellsville
               University Project),
               Series 1999, 5.500%,
               3/01/29

        9,295 Columbia, Kentucky,             4/11 at 101      BBB-     9,313,311
               Educational Development
               Revenue Bonds (Lindsey
               Wislon College Project),
               Series 2001, 6.250%,
               4/01/21

        5,930 County of Jefferson,            5/09 at 101      Baa2     5,275,862
               Kentucky, College
               Revenue Bonds
               (Bellarmine College
               Project),
               Series 1999, 5.250%,
               5/01/29

        4,000 County of Jefferson,            9/09 at 102       N/R     4,098,680
               Kentucky, Student
               Housing Industrial
               Building Revenue Bonds
               (Collegiate Housing
               Foundation - University
               of Louisville Project),
               Series 1999A, 7.125%,
               9/01/29

          500 Kentucky Higher Education      No Opt. Call       Aaa       526,455
               Student Loan
               Corporation, Insured
               Student Loan Revenue
               Bonds, 1991 Series B,
               6.800%, 6/01/03
               (Alternative Minimum
               Tax)

        2,500 Puerto Rico Industrial,         2/09 at 101       BBB     2,301,150
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Higher
               Education Revenue Bonds
               (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/29

---------------------------------------------------------------------------------
              Energy - 5.9%

        5,000 City of Ashland,                8/02 at 102      Baa1     5,158,650
               Kentucky, Pollution
               Control Revenue
               Refunding Bonds (Ashland
               Oil, Inc. Project),
               Series 1992, 6.650%,
               8/01/09

        7,500 City of Ashland,               No Opt. Call      Baa2     7,799,250
               Kentucky, Pollution
               Control Revenue
               Refunding Bonds (Ashland
               Oil, Inc. Project),
               Series 1999, 5.700%,
               11/01/09

        9,000 City of Ashland,                2/05 at 102      Baa1     9,527,940
               Kentucky, Sewage and
               Solid Waste Revenue
               Bonds (Ashland Oil, Inc.
               Project),
               Series 1995, 7.125%,
               2/01/22 (Alternative
               Minimum Tax)

        4,360 City of Ashland,               10/01 at 102      Baa1     4,467,169
               Kentucky, Solid Waste
               Revenue Bonds (Ashland
               Oil, Inc. Project),
               Series 1991, 7.200%,
               10/01/20 (Alternative
               Minimum Tax)

---------------------------------------------------------------------------------
              Healthcare - 12.9%

        1,310 County of Christian,            7/06 at 102        A-     1,293,311
               Kentucky, Hospital
               Revenue Bonds (Jennie
               Stuart Medical Center),
               Series 1996A, 6.000%,
               7/01/17

        3,500 County of Christian,            7/06 at 102        A-     3,536,960
               Kentucky, Hospital
               Revenue and Refunding
               Bonds (Jennie Stuart
               Medical Center),
               Series 1997A, 6.000%,
               7/01/13

        5,270 County of Clark,                3/07 at 102      BBB-     4,838,651
               Kentucky, Hospital
               Refunding and
               Improvement Revenue
               Bonds (Clark Regional
               Medical Center Project),
               Series 1997, 6.200%,
               4/01/13

        3,300 County of Daviess,              8/02 at 102       AAA     3,409,164
               Kentucky, Insured
               Hospital Revenue Bonds
               (ODCH, Inc. Project),
               1992 Series A, 6.250%,
               8/01/22

        4,000 County of Hopkins,             11/01 at 102       AAA     4,142,000
               Kentucky, Hospital
               Revenue Bonds (The
               Trover Clinic
               Foundation, Inc.),
               Series 1991, 6.625%,
               11/15/11


--------------------------------------------------------------------------------
33

                 Portfolio of Investments
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              County of Jefferson,
              Kentucky, Health
              Facilities Revenue Bonds
              (Jewish Hospital
              Healthcare Services, Inc.
              Project), Series 1992:
   $    1,190 6.500%, 5/01/15                5/02 at 102       AAA $  1,245,109
       12,785 6.550%, 5/01/22                5/02 at 102       AAA   13,181,846

        2,900 County of Jefferson,          10/02 at 102       AAA    3,024,903
               Kentucky, Insured
               Hospital Revenue Bonds
               (Alliant Health System,
               Inc. Project),
               Series 1992, 6.436%,
               10/01/14

        1,000 Kentucky Development          11/01 at 100       AAA    1,011,840
               Finance Authority,
               Hospital Refunding and
               Improvement Revenue Bonds
               (St. Elizabeth Medical
               Center), Series 1991A,
               6.000%, 11/01/10

        1,500 Kentucky Economic              2/08 at 102       AAA    1,462,965
               Development Finance
               Authority, Medical Center
               Refunding and Improvement
               Revenue Bonds (Ashland
               Hospital Corporation),
               Series 1998, 5.000%,
               2/01/18

        5,000 Kentucky Economic             12/03 at 102       AAA    5,200,350
               Development Finance
               Authority, Hospital
               Facilities Revenue Bonds
               (St. Elizabeth Medical
               Center, Inc. Project),
               Series 1993A, 6.000%,
               12/01/22

        9,500 Kentucky Economic              2/07 at 102       AAA    9,660,740
               Development Finance
               Authority, Hospital
               Revenue and Refunding
               Revenue Bonds (Pikeville
               United Methodist Hospital
               of Kentucky, Inc.
               Project), Series 1997,
               5.700%, 2/01/28

              Kentucky Economic
              Development Finance
              Authority, Hospital System
              Refunding and Improvement
              Revenue Bonds (Appalachian
              Regional Healthcare, Inc.
              Project), Series 1997:
          500 5.500%, 10/01/07              No Opt. Call       N/R      435,610
          500 5.600%, 10/01/08               4/08 at 102       N/R      428,350
        3,500 5.850%, 10/01/17               4/08 at 102       N/R    2,628,395
        1,500 5.875%, 10/01/22               4/08 at 102       N/R    1,076,145

        1,665 McCracken County,             11/04 at 102       AAA    1,816,349
               Kentucky, Hospital
               Facilities Revenue
               Refunding Bonds (Mercy
               Health System), Series
               1994A, 6.300%, 11/01/06

-------------------------------------------------------------------------------
              Housing/Multifamily - 1.2%

        2,500 Greater Kentucky Housing       1/03 at 100       AAA    2,527,550
               Assistance Corporation,
               Mortgage Revenue
               Refunding Bonds (FHA-
               Insured Mortgage Loans -
                Section 8 Assisted
               Projects), Series 1993A,
               6.250%, 7/01/24

        3,510 City of Henderson,             5/09 at 102       N/R    2,973,672
               Kentucky, Residential
               Facilities Revenue Bonds
               (Pleasant Pointe
               Project), Senior
               Tax-Exempt Series 1999A,
               6.125%, 5/01/29

-------------------------------------------------------------------------------
              Housing/Single Family -
               7.7%

        2,000 Kentucky Housing              11/10 at 100       AAA    2,056,140
               Corporation, Housing
               Revenue Bonds, 2000
               Series F, 5.850%, 7/01/20
               (Alternative Minimum Tax)

        7,250 Kentucky Housing               7/06 at 102       AAA    7,511,290
               Corporation, Housing
               Revenue Bonds, 1996
               Series E, 6.300%, 1/01/28
               (Alternative Minimum Tax)

        3,000 Kentucky Housing               6/07 at 102       AAA    3,134,190
               Corporation, Housing
               Revenue Bonds, 1997
               Series B, 6.250%, 7/01/28
               (Alternative Minimum Tax)

          250 Kentucky Housing               7/01 at 101       AAA      255,478
               Corporation, Housing
               Revenue Bonds (FHA-
               Insured VA Guaranteed
               Mortgage Loans), 1988
               Series C, 7.900%, 1/01/21
               (Alternative Minimum Tax)

        1,000 Kentucky Housing               7/02 at 102       AAA    1,031,010
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), Series
               1992B, 6.625%, 7/01/14

           45 Kentucky Housing               1/03 at 102       AAA       46,220
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), Series
               1991C-1, 6.600%, 1/01/11

        2,560 Kentucky Housing               1/09 at 101       AAA    2,449,306
               Corporation, Housing
               Revenue Bonds, 1998
               Series F, 5.000%, 7/01/18
               (Alternative Minimum Tax)

          630 Kentucky Housing               1/04 at 102       AAA      648,509
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1994
               Series A, 6.500%, 7/01/17

        1,650 Kentucky Housing               7/04 at 102       AAA    1,698,791
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1994
               Series C, 6.400%, 1/01/17

        1,690 Kentucky Housing               1/05 at 102       AAA    1,772,793
               Corporation, Housing
               Revenue Bonds (Federally
               Insured or Guaranteed
               Mortgage Loans), 1995
               Series B, 6.625%, 7/01/26
               (Alternative Minimum Tax)

        5,335 Kentucky Housing               4/09 at 101       AAA    5,142,353
               Corporation, Housing
               Revenue Bonds, 1999
               Series B, 5.250%, 1/01/28
               (Alternative Minimum Tax)

        9,480 Kentucky Housing               4/09 at 101       AAA    9,239,303
               Corporation, Housing
               Revenue Bonds, 1999
               Series A, 5.200%, 1/01/31

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care - 4.5%

   $    4,840 City of Florence,              8/09 at 101         A $  4,899,145
               Kentucky, Housing
               Facilities Revenue
               Bonds (Bluegrass RHF
               Housing, Inc. Project),
               Series 1999, 6.375%,
               8/15/29

              County of Jefferson,
              Kentucky, First Mortgage
              Revenue Bonds (The First
              Christian Church Homes
              of Kentucky Project),
              Series 1994:
        1,240 6.000%, 11/15/09              11/04 at 102       BBB    1,223,744
          715 6.125%, 11/15/13              11/04 at 102       BBB      674,853
        3,210 6.125%, 11/15/18              11/04 at 102       BBB    2,962,702

              Kentucky Economic
              Development Finance
              Authority, Healthcare
              Facilities Revenue Bonds
              (The Christian Church
              Homes of Kentucky, Inc.
              Obligated Group), Series
              1998:
        1,800  5.375%, 11/15/23              5/08 at 102       BBB    1,461,654
        4,250  5.500%, 11/15/30              5/08 at 102       BBB    3,432,385

              Kentucky Economic
              Development Finance
              Authority, Tax-Exempt
              Mortgage Revenue Bonds
              (South Central Nursing
              Homes, Inc. Project),
              Series 1997A:
        2,000  6.000%, 1/01/27               1/08 at 105       AAA    2,069,980
        3,700  6.000%, 1/01/27               1/08 at 105       AAA    3,800,862

-------------------------------------------------------------------------------
              Tax Obligation/General -
               4.8%

        2,500 County of Jefferson,           5/09 at 100        AA    2,652,550
               Kentucky, General
               Obligation Refunding
               Bonds, Series 1999C,
               6.150%, 5/15/16
               (Alternative Minimum
               Tax)

        1,310 Commonwealth of Puerto     7/06 at 101 1/2         A    1,321,816
               Rico, General
               Obligation Public
               Improvement Bonds,
               Series 1996, 5.400%,
               7/01/25

        2,000 Commonwealth of Puerto         7/07 at 100         A    2,013,300
               Rico, General
               Obligation Public
               Improvement Refunding
               Bonds, Series 1997,
               5.375%, 7/01/25

        2,600 Commonwealth of Puerto         7/10 at 100       AAA    2,743,754
               Rico, General
               Obligation Public
               Improvement Bonds,
               Series 2000, 5.750%,
               7/01/26

              Commonwealth of Puerto
               Rico, General
               Obligation Public
               Improvement Bonds,
               Series 2001:
          840  5.500%, 7/01/14 (WI,         No Opt. Call       AAA      910,652
               settling 6/07/01)
        2,550  5.500%, 7/01/16 (WI,         No Opt. Call       AAA    2,735,666
               settling 6/07/01)
        3,000  5.500%, 7/01/17 (WI,         No Opt. Call       AAA    3,207,210
               settling 6/07/01)
        3,440  5.500%, 7/01/18 (WI,         No Opt. Call       AAA    3,670,652
               settling 6/07/01)
        2,250  5.500%, 7/01/19 (WI,         No Opt. Call       AAA    2,395,238
               settling 6/07/01)

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               22.9%

        1,875 Bell County, Kentucky,         3/11 at 102       AAA    1,971,206
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (Judicial Center
               Project), Series 2000,
               5.850%, 9/01/28

        1,465 Boone County, Kentucky,        9/12 at 101       Aa3    1,440,666
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (AOC Judicial
               Facility), Series 2001,
               5.125%, 9/01/22

          615 Boone County School            2/03 at 102       Aa3      636,347
               District Finance
               Corporation, Kentucky,
               School Building
               Refunding and
               Improvement Revenue
               Bonds, Series 1993,
               6.000%, 2/01/18

        1,595 City of Bowling Green         12/04 at 102        A2    1,738,933
               Municipal Projects
               Corporation, Kentucky,
               Lease Revenue Bonds,
               Series 1994, 6.500%,
               12/01/14

        1,005 Casey County School            3/05 at 102       Aa3    1,047,270
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1995,
               5.750%, 3/01/15

              Daviess County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds, Series 1994:
          505  5.800%, 5/01/11               5/04 at 102       Aa3      532,386
          535  5.800%, 5/01/12               5/04 at 102       Aa3      562,718
          570  5.800%, 5/01/13               5/04 at 102       Aa3      598,380
          600  5.800%, 5/01/14               5/04 at 102       Aa3      628,362

              Fayette County School
              District Finance
              Corporation, Kentucky,
              School Building Revenue
              Bonds,
              Series 2000:
        1,665  5.500%, 6/01/18               6/10 at 101       AA-    1,719,828
        2,795  5.500%, 6/01/20               6/10 at 101       AA-    2,865,741


--------------------------------------------------------------------------------
35

                 Portfolio of Investments
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $    1,070 Fleming County School          3/05 at 102        A+ $  1,115,785
               District Finance
               Corporation, School
               Building Revenue Bonds,
               Series 1995, 5.875%,
               3/01/15

        3,155 City of Florence,              6/07 at 102       AAA    3,187,717
               Kentucky, Public
               Properties Corporation,
               First Mortgage Revenue
               Bonds (Administrative
               Office Complex Project),
               Series 1997, 5.500%,
               6/01/27

        1,260 Floyd County, Kentucky,        3/06 at 102        A+    1,251,130
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (Floyd County Justice
               Center Project), Series
               1995A, 5.550%, 9/01/23

        3,550 Floyd County, Kentucky,        3/06 at 102        A+    3,700,627
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (Floyd County Justice
               Center Project), Series
               1996B, 6.200%, 9/01/26

        1,200 Floyd County School            5/05 at 102       Aa3    1,239,744
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1995,
               5.500%, 5/01/15

              Hardin County, Kentucky,
               Building Commission
               Revenue Bonds (Detention
               Facility Project), Series
               1994:
          525  6.200%, 12/01/11             12/04 at 102       AAA      563,210
        1,775  6.250%, 12/01/14             12/04 at 102       AAA    1,892,718

          300 Hardin County School           6/01 at 103       Aa3      314,409
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1991,
               6.800%, 6/01/10

        3,195 Jefferson County School        2/06 at 102       AAA    3,212,700
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1996A,
               5.125%, 2/01/16

          648 County of Jefferson,           6/01 at 101       N/R      664,907
               Kentucky, Equipment Lease
               Purchase Revenue Bonds
               (Energy System Project),
               Series 1987, 9.000%,
               6/01/03

          120 County of Jefferson,           6/01 at 102       N/R      124,748
               Kentucky, Equipment Lease
               Purchase Revenue Bonds
               (Energy System Project),
               Series 1988, 9.500%,
               6/01/03

        2,500 Jessamine County School        6/04 at 102       Aa3    2,731,550
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.125%, 6/01/19

        4,500 Kenton County, Kentucky,       3/09 at 101       Aa3    4,220,775
               Public Properties
               Corporation, First
               Mortgage Revenue Bonds
               (Courthouse Facilities
               Project), 1998 Series A,
               5.000%, 3/01/29

              City of Ewing, Kentucky,
              Lease Acquisition Program
              Revenue Bonds (Kentucky
              Area Development Districts
              Financing Trust), Fixed
              Rate Series 2000C:
          750 5.850%, 6/01/20                6/10 at 102        AA      775,770
        1,000 6.000%, 6/01/30                6/10 at 102        AA    1,034,600

          400 Commonwealth of Kentucky,      5/10 at 100       AAA      419,444
               State Property and
               Buildings Commission,
               Agency Fund Revenue Bonds
               (Project No. 66A), Series
               A, 5.750%, 5/01/20

          400 Commonwealth of Kentucky,     11/01 at 102        A+      413,812
               State Property and
               Buildings Commission,
               Revenue and Revenue
               Refunding Bonds (Project
               No. 40), 2nd Series,
               6.875%, 11/01/07

          250 Commonwealth of Kentucky,     10/01 at 102       Aa3      258,125
               State Property and
               Buildings Commission,
               Revenue and Revenue
               Refunding Bonds (Project
               No. 53), 6.625%, 10/01/07

        4,000 Turnpike Authority of          7/11 at 100       AAA    3,978,880
               Kentucky, Economic
               Development Road Revenue
               and Refunding Bonds
               (Revitalization Project),
               Series 2001B, 5.150%,
               7/01/19

        5,000 Urban County Government of     7/08 at 102       AAA    4,814,350
               Lexington and Fayette
               County, Kentucky, Public
               Facilities Corporation,
               Mortgage Revenue Bonds,
               Series 1998, 5.125%,
               10/01/31

              Lexington, Kentucky,
              Center Corporation
              Mortgage Revenue Refunding
              and Improvement Bonds,
              Series 1993A:
        2,600 0.000%, 10/01/11              No Opt. Call        A1    1,576,614
        2,550 0.000%, 10/01/12              No Opt. Call        A1    1,450,593

          435 Lincoln County School          5/02 at 102       Aa3      456,646
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1992,
               6.200%, 5/01/12

          650 Magoffin County School         6/10 at 101       Aa3      683,124
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 2000,
               5.750%, 6/01/20

        1,525 McCracken County,              9/06 at 102       AAA    1,595,714
               Kentucky, Public
               Properties Corporation,
               Public Project Revenue
               Bonds (Court Facilities
               Project), Series 1995,
               5.900%, 9/01/26

        1,365 McCreary County School         8/05 at 102       Aa3    1,411,997
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Second Series of
               1995, 5.600%, 8/01/16


--------------------------------------------------------------------------------
36

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $    1,410 Morgan County School           9/04 at 102       Aa3 $  1,469,220
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.000%, 9/01/14

       13,000 Mount Sterling, Kentucky,      3/03 at 102        Aa   13,351,520
               Lease Revenue Bonds
               (Kentucky League of
               Cities Funding Program),
               Series 1993A, 6.200%,
               3/01/18

        5,100 Oldham County School           4/11 at 101       Aa3    5,043,339
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 2001A,
               5.125%, 4/01/21
        1,360 Owen County School             4/11 at 101       Aa3    1,314,250
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 2001,
               5.000%, 4/01/21

              Pendleton County,
              Kentucky, County Lease
              Revenue Bonds (Kentucky
              Associated Counties
              Leasing Trust Program),
              Series 1993-A:
       12,960 6.500%, 3/01/19                3/03 at 102         A   13,479,437
          500 6.400%, 3/01/19               No Opt. Call         A      554,450

        4,250 Puerto Rico Highway and        7/16 at 100         A    4,336,403
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996, 5.500%,
               7/01/36

          115 Puerto Rico Infrastructure     7/01 at 100      BBB+      116,691
               Finance Authority,
               Special Tax Revenue
               Bonds, Series 1988A,
               7.750%, 7/01/08

        7,000 Warren County, Kentucky,       9/07 at 102       AAA    6,976,130
               Justice Center Expansion
               Corporation, First
               Mortgage Revenue Bonds
               (AOC Judicial Facility),
               Series 1997A, 5.250%,
               9/01/24

-------------------------------------------------------------------------------
              Transportation - 4.8%

       10,640 Kenton County Airport          2/02 at 100      BBB-   10,353,465
               Board, Commonwealth of
               Kentucky, Special
               Facilities Revenue Bonds,
               1992 Series A (Delta
               Airlines, Inc. Project),
               6.125%, 2/01/22
               (Alternative Minimum Tax)

        1,250 Kenton County Airport          3/06 at 102       AAA    1,307,775
               Board,
               Cincinnati/Northern
               Kentucky International
               Airport Revenue Bonds,
               Series 1996B, 5.750%,
               3/01/13

        5,000 Regional Airport Authority     7/05 at 102       AAA    5,050,950
               of Louisville and
               Jefferson County,
               Kentucky, Airport System
               Revenue Bonds, 1995
               Series A, 5.625%, 7/01/25
               (Alternative Minimum Tax)

        6,000 Regional Airport Authority     3/09 at 101      Baa3    5,272,440
               of Louisville and
               Jefferson County,
               Kentucky, Special
               Facilities Revenue Bonds
               (Airis Louisville - LLC
               Project), 1999 Series A,
               5.500%, 3/01/19
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 11.5%

          430 Bardstown Independent         11/02 at 102    Aa3***      457,735
               School District Finance
               Corporation, School
               Building Refunding and
               Improvement Revenue
               Bonds, Series of 1992,
               6.375%, 5/01/17 (Pre-
               refunded to 11/01/02)

          725 Bell County School             9/01 at 102     A+***      746,576
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1991,
               6.875%, 9/01/11 (Pre-
               refunded to 9/01/01)

        1,000 Boone County School            9/01 at 103    Aa3***    1,039,380
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, 1991 Series C,
               6.750%, 9/01/11 (Pre-
               refunded to 9/01/01)

        1,215 Boone County School           12/02 at 102    Aa3***    1,291,193
               District Finance
               Corporation, Kentucky,
               School Building Refunding
               and Improvement Revenue
               Bonds, Series 1992,
               6.125%, 12/01/17 (Pre-
               refunded to 12/01/02)

        1,645 City of Edgewood,             12/01 at 102     A2***    1,709,797
               Kentucky, Public
               Properties Corporation,
               First Mortgage Revenue
               Bonds (Public Facilities
               Project), Series 1991,
               6.700%, 12/01/21 (Pre-
               refunded to 12/01/01)

        3,465 Hopkins County School          6/04 at 102    Aa3***    3,793,274
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.200%, 6/01/19 (Pre-
               refunded to 6/01/04)

        4,900 County of Jefferson,          10/02 at 102       AAA    5,188,120
               Kentucky, Insured
               Hospital Revenue Bonds
               (Alliant Health System,
               Inc. Project), Series
               1992, 6.436%, 10/01/14
               (Pre-refunded to
               10/29/02)

          815 Kenton County School          12/01 at 102    Aa3***      847,127
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1991,
               6.800%, 12/01/11 (Pre-
               refunded to 12/01/01)

              Kentucky Development
              Finance Authority,
              Hospital Facilities
              Revenue Bonds (St. Luke
              Hospital, Inc.), Series
              1991A:
        2,000 7.000%, 10/01/11 (Pre-        10/01 at 102       AAA    2,067,600
               refunded to 10/01/01)
        9,070 7.000%, 10/01/21 (Pre-        10/01 at 102       AAA    9,376,566
               refunded to 10/01/01)

          600 Kentucky Infrastructure        6/05 at 102    AA-***      670,128
               Authority, Infrastructure
               Revolving Fund Program
               Revenue Bonds, 1995
               Series J, 6.375%, 6/01/14
               (Pre-refunded to 6/01/05)


--------------------------------------------------------------------------------
37

                 Portfolio of Investments
                 Nuveen Kentucky Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings** Market Value
-----------------------------------------------------------------------------
              U.S. Guaranteed
              (continued)

   $    2,075 Commonwealth of              9/04 at 102    Aa3*** $  2,269,656
               Kentucky, State
               Property and Buildings
               Commission Revenue
               Bonds (Project No. 56),
               6.000%, 9/01/14 (Pre-
               refunded to 9/01/04)

        1,000 Lawrence County School      11/04 at 102    Aa3***    1,121,360
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1994,
               6.750%, 11/01/14 (Pre-
               refunded to 11/01/04)

              Lexington-Fayette Urban
              County Government,
              Kentucky, Governmental
              Project Revenue Bonds
              (University of Kentucky
              Alumni Association,
              Inc. - Commonwealth
              Library Project), Series
              1994:
        3,195 6.750%, 11/01/17 (Pre-      11/04 at 102       AAA    3,587,154
               refunded to 11/01/04)
        4,320 6.750%, 11/01/24 (Pre-      11/04 at 102       AAA    4,850,237
               refunded to 11/01/04)

              Louisville and Jefferson
              County Metropolitan
              Sewer District
              (Commonwealth of
              Kentucky), Sewer and
              Drainage System Revenue
              Bonds, Series 1994A:
        2,720 6.750%, 5/15/19 (Pre-       11/04 at 102       AAA    3,056,899
               refunded to 11/15/04)
        2,070 6.500%, 5/15/24 (Pre-       11/04 at 102       AAA    2,309,665
               refunded to 11/15/04)
        2,500 6.750%, 5/15/25 (Pre-       11/04 at 102       AAA    2,809,650
               refunded to 11/15/04)

          500 Paducah ,Kentucky,           7/01 at 102       AAA      511,550
               Waterworks Revenue
               Refunding Bonds, Series
               1991, 6.700%,
               7/01/09 (Pre-refunded
               to 7/01/01)

        1,230 Perry County School          7/02 at 102    Aa3***    1,297,785
               District Finance
               Corporation, Kentucky,
               School Building Revenue
               Bonds, Series 1992,
               6.250%, 7/01/11 (Pre-
               refunded to 7/01/02)

        2,800 City of Russell,             1/10 at 100   Baa2***    2,992,276
               Kentucky, Franciscan
               Health Partnership,
               Inc., Health System
               Refunding Revenue Bonds
               (Our Lady of Bellefonte
               Hospital Issue), Series
               1997, 5.500%, 7/01/15
               (Pre-refunded to
               1/01/10)

-----------------------------------------------------------------------------
              Utilities - 8.5%

        6,000 County of Boone,             1/04 at 102       AAA    6,039,480
               Kentucky,
               Collateralized
               Pollution Control
               Revenue Refunding Bonds
               (The Cincinnati Gas and
               Electric Company
               Project), 1994 Series
               A, 5.500%, 1/01/24

        5,030 County of Carroll,           2/02 at 102        A1    5,105,148
               Kentucky,
               Collateralized
               Pollution Control
               Revenue Bonds (Kentucky
               Utilities Company
               Project), 1992 Series
               B, 6.250%, 2/01/18

        1,750 County of Jefferson,         4/05 at 102        A1    1,779,243
               Kentucky, Pollution
               Control Revenue Bonds
               (Louisville Gas and
               Electric Company
               Project), 1995 Series
               A, 5.900%, 4/15/23

        1,250 Mercer County, Kentucky,     2/02 at 102        A1    1,282,750
               Collateralized
               Pollution Control
               Revenue Bonds (Kentucky
               Utilities Company
               Project), Series 1992A,
               6.250%, 2/01/18

              Owensboro, Kentucky,
               Electric Light and
               Power System Revenue
               Bonds, Series 1991B:
        7,100 0.000%, 1/01/11             No Opt. Call       AAA    4,502,323
        6,475 0.000%, 1/01/12             No Opt. Call       AAA    3,855,215
        7,900 0.000%, 1/01/17             No Opt. Call       AAA    3,443,610
       13,300 0.000%, 1/01/18             No Opt. Call       AAA    5,452,468
        5,100 0.000%, 1/01/19             No Opt. Call       AAA    1,971,201
        4,725 0.000%, 1/01/20             No Opt. Call       AAA    1,717,679

          400 City of Owensboro,          No Opt. Call       AAA      363,392
               Kentucky, Electric
               Light and Power System
               Revenue Bonds, Series
               1993A, 0.000%, 1/01/04
               (Alternative Minimum
               Tax)

        3,000 Puerto Rico Electric         7/04 at 102        A-    3,155,070
               Power Authority, Power
               Revenue Bonds, Series
               T, 6.000%, 7/01/16

-----------------------------------------------------------------------------
              Water and Sewer - 3.7%

        1,405 Christian County Water      10/09 at 101       Aaa    1,490,747
               District, Kentucky,
               Waterworks Revenue
               Bonds, Series 1999,
               6.000%, 1/01/30

          625 City of Danville,           12/01 at 103       AAA      654,444
               Kentucky, Multi-City
               Lease Revenue Bonds
               (City of Radcliff Sewer
               System Project),
               Series 1989B, 6.875%,
               3/01/19 (Optional put
               12/01/10)

        1,750 City of Henderson,          11/04 at 103       AAA    1,871,275
               Kentucky, Water and
               Sewer Revenue and
               Refunding Bonds, Series
               1994A, 6.100%, 11/01/14

              Kentucky Infrastructure
              Authority,
              Infrastructure Revolving
              Fund Program Revenue
              Bonds, 1995 Series J:
          440  6.300%, 6/01/10             6/05 at 102       AA-      490,208
          360  6.350%, 6/01/11             6/05 at 102       AA-      401,746

              Kentucky Infrastructure
              Authority, Governmental
              Agencies Program Revenue
              Bonds, 1995 Series G:
          420  6.300%, 8/01/10             8/05 at 102         A      455,797
          445  6.350%, 8/01/11             8/05 at 102         A      482,932
          825  6.375%, 8/01/14             8/05 at 102         A      905,924


--------------------------------------------------------------------------------
38

    Principal                            Optional Call
 Amount (000) Description                  Provisions* Ratings** Market Value
------------------------------------------------------------------------------
              Water and Sewer
              (continued)

   $    3,865 Louisville and Jefferson     2/05 at 102       Aaa $  3,885,403
               County Metropolitan
               Sewer District
               (Commonwealth of
               Kentucky), Sewer and
               Drainage System Revenue
               Bonds, Series 1996A,
               5.400%, 5/15/22

        6,000 Louisville and Jefferson    11/07 at 101       AAA    6,046,500
               County Metropolitan
               Sewer District
               (Commonwealth of
               Kentucky), Sewer and
               Drainage System Revenue
               Bonds, Series 1997B,
               5.350%, 5/15/22

------------------------------------------------------------------------------
   $  474,138 Total Investments (cost                             453,853,320
               $441,044,076) - 100.1%
------------------------------------------------------------------------------
------------
              Other Assets Less                                      (424,148)
               Liabilities - (0.1)%
         ---------------------------------------------------------------------
              Net Assets - 100%                                  $453,429,172
         ---------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (WI) Security purchased on a when-issued basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
39

                 Portfolio of Investments
                 Nuveen Michigan Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 2.7%

   $    7,500 The Economic Development      10/03 at 102      BBB+ $  7,509,150
               Corporation of Dickinson
               County, Michigan,
               Pollution Control
               Refunding Revenue Bonds
               (Champion International
               Corporation Project),
               Series 1993, 5.850%,
               10/01/18

-------------------------------------------------------------------------------
              Capital Goods - 0.4%

        1,055 Michigan Strategic Fund,      12/03 at 102       BBB    1,046,317
               Limited Obligation
               Revenue Bonds (WMX
               Technologies, Inc.
               Project), Series 1993,
               6.000%, 12/01/13
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.7%

        2,500 Michigan Strategic Fund,      No Opt. Call         A    2,805,850
               Limited Obligation
               Refunding Revenue Bonds,
               Series 1991A, 7.100%,
               2/01/06

        2,000 Michigan Strategic Fund,       9/05 at 102         A    2,084,900
               Multi-Modal
               Interchangeable Rate
               Pollution Control
               Refunding Revenue Bonds
               (General Motors
               Corporation), Series
               1995, 6.200%, 9/01/20

-------------------------------------------------------------------------------
              Consumer Staples - 0.1%

          300 The Children's Trust Fund,     7/10 at 100       Aa3      311,481
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 2.4%

        1,800 Board of Regents of           12/06 at 101       AAA    1,817,496
               Eastern Michigan
               University, General
               Revenue Bonds, Series
               1997, 5.500%, 6/01/27

        5,000 Board of Governors of         11/09 at 101       AAA    4,812,400
               Wayne State University,
               Michigan, General Revenue
               Bonds, Series 1999,
               5.125%, 11/15/29

-------------------------------------------------------------------------------
              Healthcare - 14.2%

          500 City of Farmington Hills       2/02 at 102       AAA      522,850
               Hospital Finance
               Authority, Michigan,
               Hospital Revenue Bonds
               (Botsford General
               Hospital), Series 1992A,
               6.500%, 2/15/11

              City of Flint Hospital
              Building Authority,
              Revenue Rental Bonds
              (Hurley Medical Center),
              Series 1998B:
        1,000  5.375%, 7/01/18               7/08 at 101      Baa2      829,890
        1,000  5.375%, 7/01/28               7/08 at 101      Baa2      777,930

          160 County of Grand Traverse       7/02 at 102       AAA      164,698
               Hospital Finance
               Authority, Michigan,
               Hospital Revenue
               Refunding Bonds (Munson
               Healthcare Obligated
               Group), Series 1992A,
               6.250%, 7/01/22

        1,290 Kent Hospital Finance         11/01 at 102       AAA    1,326,210
               Authority, Michigan,
               Hospital Revenue
               Refunding Bonds (Pine
               Rest Christian Hospital),
               Series 1992, 6.500%,
               11/01/10

        3,530 Lake View Community            2/07 at 101       N/R    3,233,339
               Hospital Authority,
               Michigan, Hospital
               Revenue Refunding Bonds,
               Series 1997, 6.250%,
               2/15/13

        6,500 Michigan State Hospital        8/03 at 102      BBB-    6,078,540
               Finance Authority,
               Revenue and Refunding
               Bonds (The Detroit
               Medical Center Obligated
               Group), Series 1993A,
               6.500%, 8/15/18

        1,000 Michigan State Hospital       11/01 at 102       AAA    1,034,940
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Sparrow
               Obligated Group), Series
               1991, 6.500%, 11/15/11

        2,920 Michigan State Hospital        8/04 at 102      BBB-    2,357,053
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (The
               Detroit Medical Center
               Obligated Group), Series
               1993B, 5.500%, 8/15/23

        1,000 Michigan State Hospital        1/05 at 102        A+    1,030,370
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Otsego
               Memorial Hospital -
                Gaylord, Michigan),
               Series 1995, 6.125%,
               1/01/15

        5,000 Michigan State Hospital       11/09 at 101        AA    5,173,850
               Finance Authority,
               Revenue Bonds (Ascension
               Health Credit Group),
               Series 1999A, 6.125%,
               11/15/26

        1,000 Michigan State Hospital       No Opt. Call       BBB    1,008,450
               Finance Authority,
               Hospital Revenue
               Refunding Bonds (Gratiot
               Community Hospital -
                Alma, Michigan), Series
               1995, 6.100%, 10/01/07

        1,000 Michigan State Hospital       10/06 at 102      BBB-      855,160
               Finance Authority,
               Hospital Revenue Bonds
               (Michigan Community
               Hospital), Series 1996,
               6.250%, 10/01/27

        1,475 Michigan State Hospital        5/08 at 101       BBB    1,246,729
               Finance Authority,
               Hospital Revenue and
               Refunding Bonds (Chelsea
               Community Hospital),
               Series 1998, 5.375%,
               5/15/19

        1,250 Michigan State Hospital        8/08 at 101      BBB-      947,550
               Finance Authority,
               Hospital Revenue Bonds
               (The Detroit Medical
               Center Obligated Group),
               Series 1998A, 5.250%,
               8/15/28

        2,200 Michigan State Hospital       11/09 at 101       AA-    2,247,036
               Finance Authority,
               Hospital Revenue Bonds
               (Henry Ford Health
               System), Series 1999A,
               6.000%, 11/15/24

--------------------------------------------------------------------------------
40

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

              Pontiac Hospital Finance
              Authority, Michigan,
              Hospital Revenue Refunding
              Bonds (NOMC Obligated
              Group), Series 1993:
   $    3,000  6.000%, 8/01/18               8/03 at 102      BBB- $  2,413,740
        5,165  6.000%, 8/01/23               8/03 at 102    BBB -     3,956,235

        3,000 City of Royal Oak Hospital     1/06 at 102       AAA    2,973,510
               Finance Authority,
               Michigan, Hospital
               Revenue Refunding Bonds
               (William Beaumont
               Hospital), Series 1996I,
               5.250%, 1/01/20

        1,000 City of Royal Oak Hospital    11/11 at 100       AAA      972,580
               Finance Authority,
               Michigan, Hospital
               Revenue Bonds (William
               Beaumont Hospital),
               Series 2001M, 5.250%,
               11/15/31 (DD, settling
               6/01/01)

          500 City of Saginaw Hospital       7/01 at 102       AAA      511,115
               Finance Authority,
               Michigan, Hospital
               Revenue Refunding Bonds
               (St. Luke's Hospital),
               Series 1991C, 6.750%,
               7/01/17

-------------------------------------------------------------------------------
              Housing/Multifamily - 3.0%

          420 Grand Rapids Housing           1/04 at 104       AAA      435,985
               Corporation, Multifamily
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loan - Section 8 Assisted
               Elderly Project), Series
               1992, 7.375%, 7/15/41

          750 Grand Rapids Housing           9/04 at 100       AAA      804,345
               Finance Authority,
               Multifamily Housing
               Refunding Revenue Bonds
               (Fannie Mae
               Collateralized), Series
               1990A, 7.625%, 9/01/23

        1,190 Michigan State Housing         4/05 at 102       Aaa    1,251,606
               Development Authority,
               Limited Obligation
               Multifamily Revenue
               Refunding Bonds (GNMA
               Collateralized Program -
                Parc Pointe Apartments),
               Series 1995A, 6.500%,
               10/01/15

        6,000 Michigan State Housing        No Opt. Call       AA-    1,898,640
               Development Authority,
               Section 8 Assisted
               Mortgage Revenue Bonds,
               Series 1983I, 0.000%,
               4/01/14

          400 Michigan State Housing        10/02 at 102       AA-      417,592
               Development Authority,
               Rental Housing Revenue
               Bonds, 1992 Series A,
               6.650%, 4/01/23

        1,000 Michigan State Housing         6/05 at 102       AAA    1,048,330
               Development Authority,
               Rental Housing Revenue
               Bonds, 1995 Series B,
               6.150%, 10/01/15

        2,500 Michigan State Housing         4/09 at 101       AAA    2,401,475
               Development Authority,
               Rental Housing Revenue
               Bonds, 1999 Series A,
               5.300%, 10/01/37
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Housing/Single Family -
               2.7%

        2,000 Michigan State Housing         6/10 at 101       AAA    2,110,360
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, Series
               1999B-1, 6.300%, 12/01/20
               (Alternative Minimum Tax)

        1,125 Michigan State Housing         6/04 at 102       AA+    1,154,880
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, 1994
               Series A, 6.450%,
               12/01/14

        3,930 Michigan State Housing        12/04 at 102       AA+    4,150,787
               Development Authority,
               Single Family Mortgage
               Revenue Refunding Bonds,
               1994 Series C, 6.500%,
               6/01/16

           90 Michigan State Housing         6/05 at 102       AA+       91,556
               Development Authority,
               Single Family Mortgage
               Revenue Bonds, 1995
               Series A, 6.800%,
               12/01/16

-------------------------------------------------------------------------------
              Long-Term Care - 6.1%

        2,000 The Economic Development       7/09 at 101         A    1,861,900
               Corporation of the
               Charter Township of Grand
               Rapids, Michigan, Limited
               Obligation Revenue Bonds
               (Porter Hills Obligated
               Group - Cook Valley
               Estate Project), Series
               1999, 5.450%, 7/01/29

        2,500 The Economic Development       5/07 at 102       BBB    2,244,100
               Corporation of the City
               of Kalamazoo, Michigan,
               Limited Obligation
               Revenue and Refunding
               Revenue Bonds (Friendship
               Village of Kalamazoo),
               Series 1997A, 6.250%,
               5/15/27

        1,200 Michigan State Hospital        7/05 at 102       N/R    1,106,508
               Finance Authority,
               Revenue Bonds
               (Presbyterian Villages of
               Michigan Obligated
               Group), Series 1995,
               6.500%, 1/01/25

              Michigan State Hospital
              Finance Authority, Revenue
              Bonds (Presbyterian
              Villages of Michigan
              Obligated Group), Series
              1997:
          600  6.375%, 1/01/15               1/07 at 102       N/R      569,940
          500  6.375%, 1/01/25               1/07 at 102       N/R      454,525

              Michigan Strategic Fund,
              Limited Obligation Revenue
              Bonds (Porter Hills
              Presbyterian Village, Inc.
              Project), Series 1998:
          400  5.300%, 7/01/18               7/08 at 101         A      378,520
        2,675  5.375%, 7/01/28               7/08 at 101         A    2,462,445


--------------------------------------------------------------------------------
41

                 Portfolio of Investments
                 Nuveen Michigan Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Long-Term Care (continued)

   $    2,000 Michigan Strategic Fund,      11/08 at 101       N/R $  1,714,220
               Limited Obligation
               Revenue and Refunding
               Revenue Bonds (Holland
               Home), Series 1998,
               5.750%, 11/15/28

        7,110 Michigan Strategic Fund,       6/08 at 100      BBB+    6,092,488
               Limited Obligation
               Revenue Bonds (Clark
               Retirement Community,
               Inc. Project), Series
               1998, 5.250%, 6/01/18

          250 The Economic Development       3/02 at 101       Aaa      255,108
               Corporation of the City
               of Warren, Nursing Home
               Revenue Refunding Bonds
               (GNMA Mortgage-Backed
               Security - Autumn Woods
               Project), Series 1992,
               6.900%, 12/20/22

-------------------------------------------------------------------------------
              Tax Obligation/General -
               25.4%

        1,625 Brighton Township Sanitary     4/09 at 100       AAA    1,628,494
               Sewer Drainage District,
               County of Livingston,
               State of Michigan,
               General Obligation -
                Limited Tax Bonds,
               Series 2000, 5.250%,
               10/01/19

        1,955 Charlotte Public Schools,      5/09 at 100       AAA    1,935,215
               County of Easton, State
               of Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.250%,
               5/01/25

        1,500 Clarkston Community            5/07 at 100       AAA    1,489,320
               Schools, County of
               Oakland, State of
               Michigan, 1997 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.250%,
               5/01/23

        1,800 Coopersville Area Public       5/09 at 100       AAA    1,700,424
               Schools, Counties of
               Ottawa and Muskegon,
               State of Michigan, 1999
               School Building and Site
               Bonds (General
               Obligation - Unlimited
               Tax), 5.000%, 5/01/29

        2,520 City of Detroit, Michigan,     4/10 at 101       AAA    2,591,291
               General Obligation -
                Unlimited Tax Bonds,
               Series 1999-B, 5.500%,
               4/01/18

        9,410 School District of the         5/09 at 101       AAA    8,479,069
               City of Detroit, Wayne
               County, Michigan, School
               Building and Site
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1998A, 4.750%, 5/01/28

        1,000 Frankenmuth School             5/10 at 100       AAA    1,044,110
               District, Counties of
               Saginaw and Tuscola,
               State of Michigan, 2000
               School Building and Site
               Bonds (General
               Obligation - Unlimited
               Tax), 5.625%, 5/01/16

        2,430 School District of Garden      5/04 at 101       AAA    2,627,365
               City, Wayne County,
               Michigan, 1994 Refunding
               Bonds (General
               Obligation - Unlimited
               Tax), 6.400%, 5/01/11

        5,600 Grand Ledge Public             5/05 at 102       AAA    5,616,576
               Schools, Counties of
               Eaton, Clinton and Ionia,
               State of Michigan, 1995
               Refunding Bonds, 5.375%,
               5/01/24

        4,350 Hartland Consolidated          5/11 at 100       AAA    4,200,186
               School District,
               Livingston County,
               Michigan, General
               Obligation Bonds, Series
               2001 Refunding, 5.125%,
               5/01/29

        2,000 Jonesville Community           5/09 at 100       AAA    2,067,260
               Schools, Counties of
               Hillsdale and Jackson,
               State of Michigan, 1999
               School Building and Site
               Bonds (General
               Obligation - Unlimited
               Tax), 5.750%, 5/01/29

        1,000 Municipal Building             5/10 at 100       AAA      950,920
               Authority of Livonia,
               Wayne County, Michigan,
               Building Authority Bonds,
               Series 2001, 5.000%,
               5/01/27

        2,700 Livonia Public Schools,       No Opt. Call       AAA    1,990,035
               School District, County
               of Wayne, State of
               Michigan, 1992 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), Series
               II, 0.000%, 5/01/08

        2,000 Livonia Public Schools,        5/10 at 100       AAA    2,097,440
               School District, County
               of Wayne, State of
               Michigan, 2000 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.875%,
               5/01/25

        2,000 Macomb Township Building       4/08 at 101       AAA    2,119,260
               Authority, County of
               Macomb, State of
               Michigan, 2000 Building
               Authority Bonds, 6.000%,
               4/01/27

        2,800 Michigan Municipal Bond       No Opt. Call       AAA    2,048,424
               Authority, Local
               Government Loan Program
               Revenue Bonds, Series
               1991C (Group A), 0.000%,
               6/15/08

        2,775 Milan Area Schools,            5/10 at 100       AAA    2,905,841
               Counties of Washtenaw and
               Monroe, State of
               Michigan, 2000 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), Series
               A, 5.750%, 5/01/20

              Okemos Public Schools,
               County of Ingham, State
               of Michigan, 1993
               Refunding Bonds:
        1,000 0.000%, 5/01/17               No Opt. Call       AAA      431,560
        1,020 0.000%, 5/01/18               No Opt. Call       AAA      412,763

        1,500 Portage Lake Water and        10/05 at 102       AAA    1,587,120
               Sewage Authority,
               Houghton County,
               Michigan, Refunding Bonds
               (General Obligation -
                Limited Tax), 6.200%,
               10/01/20

          500 Redford Union Schools,        No Opt. Call       AAA      487,630
               District No. 1, County of
               Wayne, State of Michigan,
               1997 Refunding Bonds
               (General Obligation -
                Unlimited Tax), 5.000%,
               5/01/22

        1,235 Rochester Community School     5/10 at 100       AAA    1,288,735
               District, Counties of
               Oakland and Macomb, State
               of Michigan, 2000 School
               Building and Site and
               Refunding Bonds (General
               Obligation - Unlimited
               Tax), Series I, 5.750%,
               5/01/19


--------------------------------------------------------------------------------
42

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
               (continued)

   $    3,000 Southgate Community            5/09 at 100       AAA $  2,864,970
               School District, County
               of Wayne, State of
               Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax),
               5.000%, 5/01/25

        2,500 City of Taylor Building        3/10 at 100       AAA    2,501,550
               Authority, County of
               Wayne, State of
               Michigan, General
               Obligation - Limited
               Tax Bonds, Series 2000,
               5.125%, 3/01/17

        2,470 Waterford School               6/04 at 101       AAA    2,696,894
               District, County of
               Oakland, State of
               Michigan, School
               District Bonds (General
               Obligation - Unlimited
               Tax), Series 1995,
               6.375%, 6/01/14

        5,000 Wayland Union School           5/05 at 101       AAA    5,514,650
               District, Counties of
               Allegan, Barry and
               Kent, State of
               Michigan, 1994 School
               and Building Site Bonds
               (General Obligation -
                Unlimited Tax),
               6.250%, 5/01/14

        3,270 West Ottawa Public            No Opt. Call       AAA    1,411,201
               Schools, County of
               Ottawa, State of
               Michigan, 1992
               Refunding Bonds
               (General Obligation -
                Unlimited Tax),
               0.000%, 5/01/17

        1,000 Western Townships              1/02 at 100       AAA    1,019,530
               Utilities Authority,
               Sewage Disposal System
               Refunding Bonds, Series
               1991, 6.500%, 1/01/10

        5,175 Williamston Community         No Opt. Call       AAA    5,389,452
               School District,
               General Obligation -
                Unlimited Tax Bonds,
               Series 1996,
               5.500%, 5/01/25

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
                17.8%

        2,000 City of Detroit Building       2/07 at 101         A    2,115,520
               Authority, Revenue
               Bonds (District Court
               Madison Center), Series
               A, 6.150%, 2/01/11

        3,705 City of Detroit Downtown       7/08 at 100       AAA    3,361,621
               Development Authority,
               Michigan, Tax Increment
               Refunding Bonds
               (Development Area No. 1
               Projects), Series
               1998A, 4.750%, 7/01/25

       15,460 Detroit/Wayne County           2/07 at 102       AAA   15,274,171
               Stadium Authority,
               Michigan, Building
               Authority Stadium Bonds
               (General Obligation -
                Limited Tax), Series
               1997, 5.250%, 2/01/27

              City of Grand Rapids
              Downtown Development
              Authority, Michigan, Tax
              Increment Revenue Bonds,
              Series 1994:
        3,985 0.000%, 6/01/17               No Opt. Call       AAA    1,701,555
        3,495 0.000%, 6/01/18               No Opt. Call       AAA    1,398,734
        1,650 6.875%, 6/01/24                6/04 at 102       AAA    1,810,430

          250 Michigan Municipal Bond       12/01 at 100       AAA      250,520
               Authority, Local
               Government Loan Program
               Revenue Bonds (Insured
               Wayne County Refunding
               Bonds), Series 1991A,
               4.750%, 12/01/09

        1,500 Michigan Municipal Bond       10/09 at 100       AAA    1,399,995
               Authority, State
               Revolving Fund Revenue
               Bonds (Drinking Water
               Revolving Fund), Series
               1998, 4.750%, 10/01/20

        1,500 Michigan Municipal Bond       10/10 at 101       AAA    1,615,470
               Authority, State
               Revolving Fund Revenue
               Bonds (Drinking Water
               Revolving Fund), Series
               2000, 5.875%, 10/01/17

              State Building
               Authority, State of
               Michigan, 1991 Revenue
               Refunding Bonds, Series
               I:
        1,000 6.750%, 10/01/11              10/01 at 102       AA+    1,031,840
        5,000 6.250%, 10/01/20              10/01 at 102       AA+    5,118,950

        7,585 State Building                10/01 at 102       AA+    7,765,447
               Authority, State of
               Michigan, 1991 Revenue
               Bonds, Series II,
               6.250%, 10/01/20

        1,500 The State of Michigan,         6/10 at 100       AAA    1,530,405
               Certificates of
               Participation (525
               Redevco, Inc.), 5.500%,
               6/01/20

        6,000 The House of                  No Opt. Call       AAA    1,737,360
               Representatives of the
               State of Michigan,
               Certificates of
               Participation, 0.000%,
               8/15/23

        2,260 Puerto Rico Highway and    7/02 at 101 1/2         A    2,371,102
               Transportation
               Authority, Highway
               Revenue Bonds, 1992
               Series V,
               6.625%, 7/01/12

        1,085 Romulus Tax Increment         11/06 at 100       N/R    1,153,724
               Finance Authority,
               Wayne County, Michigan,
               1994 Revenue
               Development Bonds
               (Limited Obligation -
                Remarketed), 6.750%,
               11/01/19

-------------------------------------------------------------------------------
              Transportation - 0.9%

          250 Capital Region Airport         7/02 at 102       AAA      261,210
               Authority, Lansing,
               Michigan, Airport
               Revenue Bonds, Series
               1992, 6.700%, 7/01/21
               (Alternative Minimum
               Tax)

        2,500 Charter County of Wayne,      12/08 at 101       AAA    2,365,800
               Michigan, Detroit
               Metropolitan Wayne
               County Airport, Airport
               Revenue Bonds, Series
               1998A, 5.000%, 12/01/22
               (Alternative Minimum
               Tax)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
43

                 Portfolio of Investments
                 Nuveen Michigan Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed - 8.2%

   $    1,000 Downtown Development           5/04 at 102    N/R*** $  1,129,730
               Authority, City of
               Battle Creek, County of
               Calhoun, State of
               Michigan, 1994
               Development Bonds,
               7.600%, 5/01/16 (Pre-
               refunded to 5/01/04)

        1,800 Tax Increment Finance          5/04 at 102   A - ***    2,023,632
               Authority, City of
               Battle Creek, County of
               Calhoun, State of
               Michigan, 1994
               Development Bonds,
               7.400%, 5/01/16 (Pre-
               refunded to 5/01/04)

        5,000 City of Detroit Downtown       7/06 at 102       AAA    5,640,100
               Development Authority,
               Michigan, Tax Increment
               Refunding Bonds
               (Development Area No. 1
               Projects), Series 1996C,
               6.250%, 7/01/25 (Pre-
               refunded to 7/01/06)

          500 City of Farmington Hills       2/02 at 102       AAA      522,850
               Hospital Finance
               Authority, Michigan,
               Hospital Revenue Bonds
               (Botsford General
               Hospital), Series 1992A,
               6.500%, 2/15/22 (Pre-
               refunded to 2/15/02)

          750 City of Hudsonville           10/02 at 102       AAA      799,965
               Building Authority,
               County of Ottawa, State
               of Michigan, Refunding
               Bonds, Series 1992,
               6.600%, 10/01/17 (Pre-
               refunded to 10/01/02)

        4,000 Lake Orion Community           5/05 at 101       AAA    4,514,000
               School District, County
               of Oakland, State of
               Michigan, 1994 Refunding
               Bonds (General
               Obligation - Unlimited
               Tax), 7.000%, 5/01/15
               (Pre-refunded to
               5/01/05)

          555 Michigan Municipal Bond       10/02 at 102       AAA      591,974
               Authority, State
               Revolving Fund Revenue
               Bonds, Series 1992A,
               6.600%, 10/01/18 (Pre-
               refunded to 10/01/02)

              Michigan Municipal Bond
               Authority, State
               Revolving Fund Revenue
               Bonds, Series 1994:
        1,000 6.500%, 10/01/14 (Pre-        10/04 at 102       AAA    1,113,220
               refunded to 10/01/04)
        1,000 6.500%, 10/01/17 (Pre-        10/04 at 102       AAA    1,113,220
               refunded to 10/01/04)

          500 Michigan State Hospital       12/02 at 102       AAA      537,505
               Finance Authority,
               Hospital Revenue Bonds
               (MidMichigan Obligated
               Group), Series 1992,
               6.900%, 12/01/24 (Pre-
               refunded to 12/01/02)

        1,000 Oakland County Michigan       11/04 at 102       Aaa    1,127,600
               Economic Development
               Corporation, Limited
               Obligation Revenue
               Refunding Bonds
               (Cranbrook Educational
               Community), Series C,
               6.900%, 11/01/14 (Pre-
               refunded to 11/01/04)

        1,215 Potterville Public             5/09 at 100       AAA    1,339,392
               Schools, County of
               Easton, State of
               Michigan, 1999 School
               Building and Site Bonds
               (General Obligation -
                Unlimited Tax), 5.750%,
               5/01/20 (Pre-refunded to
               5/01/09)

          180 Saginaw-Midland Municipal      9/04 at 102     A2***      201,712
               Water Supply
               Corporation, State of
               Michigan, Water Supply
               Revenue Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.875%, 9/01/16 (Pre-
               refunded to 9/01/04)

        7,000 Vicksburg Community         5/06 at 37 1/4       AAA    2,130,170
               Schools, Counties of
               Kalamazoo and St.
               Joseph, State of
               Michigan, 1991 School
               Building and Site Bonds,
               0.000%, 5/01/20 (Pre-
               refunded to 5/01/06)

-------------------------------------------------------------------------------
              Utilities - 4.3%

        3,000 Michigan State South          11/04 at 102      Baa1    3,295,500
               Central Power Agency,
               Power Supply System
               Revenue Refunding Bonds,
               7.000%, 11/01/11

        1,000 Michigan State South          No Opt. Call      Baa1    1,045,170
               Central Power Agency,
               Power Supply System
               Revenue Bonds, 2000
               Series, 6.000%, 5/01/12

        3,500 Michigan State Strategic       6/04 at 102       AAA    3,703,105
               Fund, Limited Obligation
               Revenue Refunding Bonds
               (Detroit Education
               Company), Series B,
               6.450%, 6/15/24

        1,000 Economic Development          No Opt. Call       AAA    1,224,410
               Corporation, Monroe
               County, Michigan,
               Revenue Refunding Bonds
               (Limited Obligation -
                Collateralized)
               (Detroit Edison
               Company), Series, AA,
               6.950%, 9/01/22

        1,000 County of Monroe,             No Opt. Call       AAA    1,083,760
               Michigan, Pollution
               Control Revenue Bonds
               (The Detroit Edison
               Company Project), 1994
               Series A, 6.350%,
               12/01/04 (Alternative
               Minimum Tax)

        4,000 Puerto Rico Electric          No Opt. Call       AAA    1,760,080
               Power Authority, Power
               Revenue Refunding Bonds,
               Series O, 0.000%,
               7/01/17

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
44

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Water and Sewer - 9.2%

   $   10,500 City of Detroit, Michigan,     7/05 at 101       AAA $ 10,502,203
               Sewage Disposal System
               Revenue Refunding Bonds,
               Series 1995-B,
               5.250%, 7/01/21

              City of Detroit, Michigan,
               Sewage Disposal System
               Revenue Bonds, Series
               1999-A:
        4,455 0.000%, 7/01/19               No Opt. Call       AAA    1,667,150
        8,000 5.750%, 7/01/26                1/10 at 101       AAA    8,361,120
        2,500 5.875%, 7/01/27                1/10 at 101       AAA    2,631,250

        2,500 City of Detroit, Michigan,     1/10 at 101       AAA    2,612,850
               Water Supply System
               Revenue (Senior Lien)
               Bonds, Series 1999-A,
               5.750%, 7/01/26

-------------------------------------------------------------------------------
   $  305,100 Total Investments (cost                               276,987,486
               $265,852,503) - 99.1%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       2,569,278
               Liabilities - 0.9%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $279,556,764
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.
         (DD) Security purchased on a delayed delivery basis.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
45

                 Portfolio of Investments
                 Nuveen Missouri Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Consumer Cyclicals - 1.6%

   $    2,000 Missouri Economic             12/01 at 102       N/R $  2,048,180
               Development, Export and
               Infrastructure Board,
               Industrial Development
               Revenue Refunding Bonds
               (Drury Inn Project),
               Series 1988 Remarketing,
               8.250%, 12/01/12

        3,225 The Industrial Development    No Opt. Call       AAA    1,542,776
               Authority of the City of
               St. Louis, Missouri,
               Senior Lien Revenue Bonds
               (St. Louis Convention
               Center Headquarters Hotel
               Project), Series 2000A,
               0.000%, 7/15/15

-------------------------------------------------------------------------------
              Consumer Staples - 4.0%

        3,000 The Industrial Development     5/08 at 101        AA    2,836,050
               Authority of the County
               of Cape Girardeau,
               Missouri, Solid Waste
               Disposal Revenue Bonds
               (The Procter & Gamble
               Products Company
               Project), Series 1998,
               5.300%, 5/15/28
               (Alternative Minimum Tax)

        5,100 Missouri State Development    No Opt. Call        AA    4,955,772
               Finance Board, Solid
               Waste Disposal Revenue
               Bonds (Procter & Gamble
               Paper Products Company
               Project), Series 1999,
               5.200%, 3/15/29
               (Alternative Minimum Tax)

        1,000 The Children's Trust Fund,     7/10 at 100       Aa3    1,038,270
               Tobacco Settlement Asset-
               Backed Bonds, Series
               2000, 5.750%, 7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 11.8%

        4,050 The Junior College             9/10 at 102       N/R    4,252,541
               District of Mineral Area,
               Missouri, Student Housing
               System Revenue Bonds
               (Mineral Area College),
               Series 2000, 7.250%,
               9/01/31

        1,000 Missouri Higher Education      2/02 at 102         A    1,031,470
               Loan Authority, Student
               Loan Revenue Bonds
               (Subordinate Lien),
               Series 1992, 6.500%,
               2/15/06 (Alternative
               Minimum Tax)

        4,190 Missouri Higher Education      2/04 at 102        A2    4,373,606
               Loan Authority, Student
               Loan Revenue Bonds,
               Series 1994F, 6.750%,
               2/15/09 (Alternative
               Minimum Tax)

        3,630 Health and Educational         6/04 at 102        A2    3,790,482
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (University
               of Health Sciences
               Project), Series 1994,
               6.350%, 6/01/14

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Educational Facilities
              Revenue Bonds (Maryville
              University of St. Louis
              Project), Series 1997:
        1,000 5.625%, 6/15/13                6/07 at 101      Baa2    1,013,840
        1,750 5.750%, 6/15/17                6/07 at 101      Baa2    1,749,948

        1,100 Health and Educational        10/08 at 100       N/R      994,741
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (The
               Barstow School), Series
               1998, 5.250%, 10/01/23

        1,000 Health and Educational         1/10 at 100        AA    1,033,520
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Central
               Institute for the Deaf),
               Series 1999, 5.850%,
               1/01/22

          900 Health and Educational         6/08 at 102        A1      931,284
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Stephens
               College Issue), Series
               1999, 6.000%, 6/01/24

        3,375 Health and Educational         6/10 at 100      Baa2    3,518,438
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Maryville
               University of St. Louis
               Project), Series 2000,
               6.750%, 6/15/30

        1,360 Health and Educational         4/11 at 100       Aaa    1,393,619
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (Webster
               University), Series 2001,
               5.500%, 4/01/18

              The Industrial Development
              Authority of the City of
              St. Louis, Missouri,
              Industrial Revenue
              Refunding Bonds (Kiel
              Center Multipurpose Arena
              Project), Series 1992:
          650 7.625%, 12/01/09              12/02 at 102       N/R      669,442
               (Alternative Minimum Tax)
        1,000 7.750%, 12/01/13              12/02 at 102       N/R    1,033,550
               (Alternative Minimum Tax)
          500 7.875%, 12/01/24              12/02 at 102       N/R      517,650
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Healthcare - 14.3%

          415 Dent County, Missouri,         6/01 at 102       N/R      423,636
               Industrial Development
               Authority, Industrial
               Development Revenue Bonds
               (Southeast Missouri
               Community Treatment
               Center), 8.500%, 6/01/12

          775 Farmington, Missouri,          6/01 at 102       N/R      791,128
               Industrial Development
               Authority, Revenue Bonds
               (Southeast Missouri
               Community Treatment
               Center Project), Series
               1992, 8.500%, 6/01/12

              Jackson County, Missouri,
              Industrial Development
              Authority, Health Care
              System Revenue Bonds
              (St. Joseph Health Center
              Issue), Series 1992:
        1,815 6.500%, 7/01/12                7/02 at 102       AAA    1,886,584
        6,250 6.500%, 7/01/19                7/02 at 102       AAA    6,468,813


--------------------------------------------------------------------------------
46

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

   $    2,565 Health and Educational         2/02 at 102       AAA $  2,658,212
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Health Midwest),
               Series 1992B, 6.250%,
               2/15/12

          555 Health and Educational        11/02 at 102      BBB+      566,089
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Heartland Health
               System Project), Series
               1992, 6.875%, 11/15/04

          650 Health and Educational         5/04 at 102       Aa3      706,869
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (BJC Health
               System), Series 1994A,
               6.500%, 5/15/20

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Freeman Health
              System Project), Series
              1998:
        3,700  5.250%, 2/15/18               2/08 at 102      BBB+    3,195,209
        1,575  5.250%, 2/15/28               2/08 at 102      BBB+    1,287,610

          500 Health and Educational        11/06 at 100      BBB+      408,790
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Capital Region
               Medical Center), Series
               1998, 5.250%, 11/01/23

        2,000 Health and Educational        12/10 at 101         A    2,051,860
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (St. Anthony's
               Medical Center), Series
               2000, 6.250%, 12/01/30

              Health and Educational
              Facilities Authority of
              the State of Missouri,
              Health Facilities Revenue
              Bonds (Lester Cox Medical
              Center), Series 1992H:
        2,650  0.000%, 9/01/17              No Opt. Call       AAA    1,104,282
        4,740  0.000%, 9/01/21              No Opt. Call       AAA    1,539,884
        6,300  0.000%, 9/01/22              No Opt. Call       AAA    1,924,209

        2,880 The Industrial Development     5/08 at 101      BBB+    2,492,467
               Authority of the County
               of Taney, Missouri,
               Hospital Revenue Bonds
               (The Skaggs Community
               Hospital Association),
               Series 1998, 5.400%,
               5/15/28

          950 Texas County, Missouri,        6/10 at 100       N/R      938,258
               Hospital Revenue Bonds
               (Texas County Memorial
               Hospital),
               Series 2000, 7.250%,
               6/15/25

              The Industrial Development
              Authority of the City of
              West Plains, Missouri,
              Hospital Facilities
              Revenue Bonds (Ozark
              Medical Center), Series
              1997:
        2,095  5.600%, 11/15/17             11/07 at 101       N/R    1,767,593
        2,230  5.650%, 11/15/22             11/07 at 101       N/R    1,825,813

-------------------------------------------------------------------------------
              Housing/Multifamily -
               11.2%

        1,630 The Industrial Development    10/09 at 100       AAA    1,672,836
               Authority of the City of
               Lees Summit, Missouri,
               Multifamily Housing
               Revenue Bonds (Crossroads
               of Lees Summit Apartments
               Project), Series 1999A,
               6.100%, 4/01/24
               (Alternative Minimum Tax)

        1,980 Missouri Housing               1/03 at 100       AA+    2,000,236
               Development Commission,
               Housing Development
               Refunding Bonds
               (Federally Insured
               Mortgage Loans), 6.600%,
               7/01/24

          885 Missouri Housing              12/05 at 103       N/R      869,822
               Development Commission,
               Multifamily Housing
               Revenue Bonds (Primm
               Place Apartments
               Project), Series 1995A,
               6.250%, 12/01/17
               (Alternative Minimum Tax)

        2,815 Missouri Housing               4/08 at 102       N/R    2,613,474
               Development Commission,
               Multifamily Housing
               Revenue Bonds (The
               Mansion Apartments Phase
               II Project), Series 1999,
               6.125%, 4/01/22
               (Alternative Minimum Tax)

        2,000 Housing Authority of St.       3/05 at 102       AAA    2,077,920
               Louis County, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (Kensington Square
               Apartments Project),
               Series 1995, 6.650%,
               3/01/20

        9,105 The Industrial Development     8/06 at 105       AAA    9,725,324
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Bonds (GNMA
               Mortgage-Backed
               Securities - Covington
               Manor Apartments), Series
               1996A, 6.875%, 8/20/36
               (Alternative Minimum Tax)

        1,750 The Industrial Development     1/08 at 100       AAA    1,719,060
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (Bonhomme Village
               Apartments Project),
               Series 1997A, 5.450%,
               1/01/28

          500 The Industrial Development     3/09 at 102       AAA      488,625
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Refunding Bonds
               (GNMA Collateralized -
                Lucas Hunt Village
               Apartment Project),
               Series 1999A,
               5.200%, 9/20/31

        1,000 The Industrial Development     8/08 at 102       AAA      991,890
               Authority of the County
               of St. Louis, Missouri,
               Multifamily Housing
               Revenue Bonds (GNMA
               Collateralized - Glen
               Trails West Apartments
               Project), Series 1999B,
               5.700%, 8/20/39
               (Alternative Minimum Tax)

        1,890 Land Clearance for             5/03 at 102       AAA    1,928,575
               Redevelopment Authority
               of the City of St. Louis,
               Missouri, Multifamily
               Mortgage Refunding Bonds
               (FHA-Insured Mortgage
               Loan - St. Louis Place
               Apartments), Series 1993,
               6.250%, 8/01/27


--------------------------------------------------------------------------------
47

                 Portfolio of Investments
                 Nuveen Missouri Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Multifamily
              (continued)

   $      925 The Industrial Development     8/07 at 102       Aaa $    937,515
               Authority of University
               City, Missouri, Revenue
               Refunding Bonds (GNMA
               Collateralized - River
               Valley Apartments),
               Series 1997A, 5.900%,
               2/20/37

-------------------------------------------------------------------------------
              Housing/Single Family -
               7.4%

        1,500 Greene County, Missouri,      No Opt. Call       AAA    1,639,440
               Collateralized Single
               Family Mortgage Revenue
               Bonds, Series 1996,
               6.300%, 12/01/22
               (Alternative Minimum Tax)

        1,455 Missouri Housing               1/07 at 102       AAA    1,501,589
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1996 Series D,
               6.125%, 3/01/28
               (Alternative Minimum Tax)

          755 Missouri Housing               3/07 at 105       AAA      844,422
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1997 Series A-
               2, 7.300%, 3/01/28
               (Alternative Minimum Tax)

              Missouri Housing
              Development Commission,
              Single Family Mortgage
              Revenue Bonds
              (Homeownership Loan
              Program), 1995 Series B
              Remarketing:
        1,705  6.375%, 9/01/20               9/06 at 102       AAA    1,780,600
               (Alternative Minimum Tax)
        1,345  6.450%, 9/01/27               9/06 at 102       AAA    1,404,395
               (Alternative Minimum Tax)

              Missouri Housing
              Development Commission,
              Single Family Mortgage
              Revenue Bonds (GNMA
              Mortgage-Backed Securities
              Program), 1994 Series A:
          250  6.700%, 12/01/07             12/04 at 102       AAA      263,650
               (Alternative Minimum Tax)
        1,120  7.125%, 12/01/14             12/04 at 102       AAA    1,171,901
               (Alternative Minimum Tax)
          495  7.200%, 12/01/17             12/04 at 102       AAA      518,478
               (Alternative Minimum Tax)

          920 Missouri Housing               3/08 at 105       AAA      990,371
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 1998 Series B-
               2, 6.400%, 3/01/29
               (Alternative Minimum Tax)

        4,000 Missouri Housing               9/09 at 100       AAA    4,181,480
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 2000 Series A-
               1, 6.300%, 9/01/25

        2,000 Missouri Housing               3/10 at 100       AAA    2,090,920
               Development Commission,
               Single Family Mortgage
               Revenue Bonds
               (Homeownership Loan
               Program), 2000 Series B-
               1, 6.200%, 9/01/25
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 11.3%

        4,800 The Industrial Development    11/08 at 102       N/R    3,994,512
               Authority of Kansas City,
               Missouri, Retirement
               Facility Refunding and
               Improvement Revenue Bonds
               (Kingswood Project),
               Series 1998A, 5.875%,
               11/15/29

        1,000 The Industrial Development     8/05 at 102       N/R    1,005,920
               Authority of the City of
               Lees Summit, Missouri,
               Health Facilities Revenue
               Bonds (John Knox Village
               Project), Series 1995,
               6.625%, 8/15/13

        5,000 The Industrial Development     8/09 at 101       N/R    4,868,250
               Authority of the City of
               Lees Summit, Missouri,
               Health Facilities Revenue
               Bonds (John Knox Village
               Project), Series 1999,
               6.000%, 8/15/17

        3,750 Health and Educational         2/06 at 102       N/R    3,592,350
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Lutheran Senior
               Services), Series 1996A,
               6.375%, 2/01/27

        3,500 Health and Educational         2/07 at 102       N/R    3,199,945
               Facilities Authority of
               the State of Missouri,
               Health Facilities Revenue
               Bonds (Lutheran Senior
               Services), Series 1997,
               5.875%, 2/01/23

              The Industrial Development
              Authority of the County of
              St. Louis, Missouri,
              Refunding Revenue Bonds
              (Friendship Village of
              West County Project),
              Series 1996A:
        1,265  5.750%, 9/01/05              No Opt. Call       N/R    1,271,489
        1,800  6.250%, 9/01/10               9/06 at 102       N/R    1,798,542

              The Industrial Development
              Authority of the County of
              St. Louis, Missouri,
              Revenue Bonds (Bethesda
              Living Centers - Autumn
              View Gardens at Schuetz
              Road Project), Series
              1998B:
          475  5.750%, 8/15/18               8/03 at 100       N/R      398,957
        1,500  5.850%, 8/15/28               8/08 at 102       N/R    1,215,795

        2,425 The Industrial Development     8/05 at 104       AAA    2,546,226
               Authority of the County
               of St. Louis, Missouri,
               Healthcare Facilities
               Revenue Bonds (GNMA
               Collateralized - Mother
               of Perpetual Help
               Project), Series 1995,
               6.250%, 8/01/28

        1,200 The Industrial Development     3/10 at 102       AAA    1,181,844
               Authority of the County
               of St. Louis, Missouri,
               Healthcare Facilities
               Revenue Bonds (GNMA
               Collateralized - Mary,
               Queen and Mother
               Association Project),
               Series 2001, 5.400%,
               9/20/34

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
48

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General -
               1.6%

   $    1,000 Jefferson City School         No Opt. Call       Aa2 $  1,157,020
               District, Missouri,
               General Obligation Bonds,
               Series 1991A, 6.700%,
               3/01/11

          750 Bolivar R-1 School             3/10 at 100       AA+      769,290
               District of Polk County,
               Missouri, General
               Obligation Bonds
               (Missouri Direct Deposit
               Program), Series 2000,
               5.700%, 3/01/20

        1,345 Pattonville R-3 School        No Opt. Call       AAA    1,584,329
               District of St. Louis
               County, Missouri, General
               Obligation Bonds, Series
               2000, 6.500%, 3/01/14

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               15.7%

        2,285 The Public Building           11/06 at 101       BBB    2,404,254
               Corporation of the City
               of Branson, Missouri,
               Leasehold Revenue Bonds
               (City Hall and Fire
               Station Improvement
               Projects), Series 1995,
               6.250%, 11/01/12

        1,875 The Public Building            6/10 at 100        AA    1,896,394
               Corporation of Christian
               County, Missouri,
               Leasehold Revenue Bonds
               (Justice Center Project),
               Series 2000, 5.450%,
               6/01/15

        1,025 School District Building      No Opt. Call       AAA      534,333
               Corporation, Excelsior
               Springs, Missouri,
               Leasehold Revenue Bonds
               (School District 40),
               Series 1994, 0.000%,
               3/01/14

        4,240 Howard Bend Levee              3/09 at 101       N/R    4,259,419
               District, St. Louis
               County, Missouri, Levee
               District Improvement
               Bonds, Series 1999,
               5.850%, 3/01/19

        2,000 Public Facilities             12/04 at 100       AAA    2,086,420
               Authority, Jackson
               County, Missouri,
               Leasehold Revenue
               Refunding and Improvement
               Bonds (Capital
               Improvements Project),
               Series 1994, 6.125%,
               12/01/15

        1,200 Land Clearance for            12/05 at 102       AAA    1,260,528
               Redevelopment Authority
               of Kansas City, Missouri,
               Lease Revenue Bonds
               (Municipal Auditorium and
               Muehlebach Hotel
               Redevelopment Project),
               Series 1995A, 5.900%,
               12/01/18

              Public Facilities
              Authority, St. Louis,
              Missouri, Certificates of
              Participation (Municipal
              Golf Course Project),
              Series 1993:
        1,020  6.900%, 12/01/05             12/02 at 103       N/R    1,101,559
        2,720  7.550%, 12/01/14             12/02 at 103       N/R    2,961,454

        1,500 Missouri Development           4/10 at 100       AAA    1,566,900
               Finance Board,
               Infrastructure Facilities
               Revenue Bonds (Kansas
               City Midtown
               Redevelopment Projects),
               Series 2000A, 5.750%,
               4/01/22

          450 Monarch-Chesterfield Levee     3/10 at 101       AAA      474,512
               District, St. Louis
               County, Missouri, Levee
               District Improvement
               Bonds, Series 1999,
               5.750%, 3/01/19

              Puerto Rico Highway and
              Transportation Authority,
              Highway Revenue Bonds,
              Series Y of 1996:
          900  5.500%, 7/01/36               7/16 at 100         A      918,297
        4,500  5.000%, 7/01/36               7/16 at 100         A    4,284,360

          750 Puerto Rico Highway and        7/10 at 101         A      803,888
               Transportation Authority,
               Transportation Revenue
               Bonds, Series B,
               6.000%, 7/01/39

        3,000 Puerto Rico Public            No Opt. Call         A    3,147,630
               Building Authority,
               Revenue Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series L, 5.500%,
               7/01/21

        2,500 The City of St. Louis,         7/03 at 101      BBB-    2,562,475
               Missouri, Letter of
               Intent Double Revenue
               Bonds (Lambert-St. Louis
               International Airport
               Project), Series 2000,
               6.125%, 1/01/09

        1,750 Regional Convention and        8/07 at 100       AAA    1,763,195
               Sports Complex Authority,
               St. Louis, Missouri,
               Convention and Sports
               Facility Project and
               Refunding Bonds, 1997
               Series C, 5.300%, 8/15/20

           45 Regional Convention and        8/03 at 100       N/R       47,189
               Sports Complex Authority,
               St. Louis, Missouri,
               Convention and Sports
               Facility Project Bonds,
               1991 Series C, 7.900%,
               8/15/21

        2,950 The Public Building            6/10 at 100       AAA    3,149,627
               Corporation of the City
               of Springfield, Missouri,
               Leasehold Revenue Bonds
               (Jordan Valley Park
               Projects), Series 2000A,
               6.125%, 6/01/21
-------------------------------------------------------------------------------
              Transportation - 6.6%

        2,000 Puerto Rico Ports              6/06 at 102      BBB-    2,047,140
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996 Series A,
               6.250%, 6/01/26
               (Alternative Minimum Tax)

        1,000 The City of St. Louis,         7/07 at 101       AAA      980,460
               Missouri, Lambert-St.
               Louis International
               Airport, Airport Revenue
               Bonds (1997 Capital
               Improvement Program),
               Series 1997B, 5.250%,
               7/01/27 (Alternative
               Minimum Tax)


--------------------------------------------------------------------------------
49

                 Portfolio of Investments
                 Nuveen Missouri Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Transportation (continued)

              The City of St. Louis,
               Missouri, Airport Revenue
               Bonds (Airport
               Development Program),
               Series 2001A:
   $    5,000  5.000%, 7/01/26               7/11 at 100       AAA $  4,769,600
        1,000  5.250%, 7/01/31               7/11 at 100       AAA      985,810

              Land Clearance for
              Redevelopment Authority of
              the City of St. Louis,
              Missouri, Tax-Exempt
              Parking Facility Revenue
              Refunding and Improvement
              Bonds (LCRA Parking
              Facilities Project),
              Series of 1999C:
        1,000  7.000%, 9/01/19               9/09 at 102       N/R    1,052,530
        2,400  7.050%, 9/01/24               9/09 at 102       N/R    2,518,200

        2,250 The City of St. Louis,        12/06 at 102       AAA    2,274,953
               Missouri, Parking Revenue
               Refunding Bonds, Series
               1996, 5.375%, 12/15/21

-------------------------------------------------------------------------------
              U.S. Guaranteed - 9.1%

        4,500 Cape Girardeau County,        No Opt. Call       Aaa    2,265,120
               Missouri, Single Family
               Mortgage Revenue Bonds,
               Series 1983, 0.000%,
               12/01/14

        1,500 Clay County Public             5/02 at 102     A-***    1,595,790
               Building Authority,
               Leasehold Refunding and
               Improvement Revenue Bonds
               (Paradise Pointe Golf
               Course Project), Series
               1992, 7.625%, 5/15/14
               (Pre-refunded to 5/15/02)

          235 Greene County, Missouri,      No Opt. Call       Aaa      108,171
               Single Family Mortgage
               Revenue Bonds, Series
               1984, 0.000%, 3/01/16

        4,000 Kansas City, Missouri,         9/04 at 101       AAA    4,449,360
               General Improvement
               Airport Revenue Bonds,
               Series 1994B, 6.875%,
               9/01/14 (Pre-refunded to
               9/01/04)

          645 Kansas City Municipal         11/01 at 100     A3***      656,100
               Assistance Corporation,
               Leasehold Improvement
               Revenue Bonds (Truman
               Medical Center Charitable
               Foundation Project),
               Series 1991A, 7.000%,
               11/01/09 (Pre-refunded to
               11/01/01)

        2,265 The Industrial Development     7/02 at 102    N/R***    2,391,296
               Authority of the City of
               Kirkwood, Missouri,
               Health Care System
               Revenue Bonds (St. Joseph
               Hospital of Kirkwood
               Issue), Series 1992,
               6.500%, 7/01/12 (Pre-
               refunded to 7/01/02)

        1,000 Missouri Economic              5/02 at 100    N/R***    1,038,950
               Development, Export and
               Infrastructure Board,
               Industrial Development
               Revenue Bonds (Community
               Water Company Inc.
               Project), Series 1992,
               7.125%, 5/01/17
               (Alternative Minimum Tax)
               (Pre-refunded to 5/15/02)

          600 Health and Educational        10/04 at 101     A2***      658,572
               Facilities Authority of
               the State of Missouri,
               Educational Facilities
               Revenue Bonds (St. Louis
               University High School),
               Series 1994, 6.350%,
               10/01/14 (Pre-refunded to
               10/01/04)

              Industrial Development
               Authority of the County
               of St. Louis, Missouri,
               Health Care Facilities
               Revenue Bonds (Lutheran
               Health Care Association),
               Series 1992:
        2,565  7.375%, 2/01/14 (Pre-         2/02 at 102    N/R***    2,691,557
               refunded to 2/01/02)
        1,650  7.625%, 2/01/22 (Pre-         2/02 at 102    N/R***    1,734,002
               refunded to 2/01/02)

        1,000 Regional Convention and        8/03 at 100       AAA    1,079,530
               Sports Complex Authority,
               County of St. Louis,
               Missouri, Convention and
               Sports Facility Project
               Bonds, Series 1991B,
               7.000%, 8/15/11 (Pre-
               refunded to 8/15/03)

          955 Regional Convention and        8/03 at 100       AAA    1,048,752
               Sports Complex Authority,
               City of St. Louis,
               Missouri, Convention and
               Sports Facility Project
               Bonds, Series 1991C,
               7.900%, 8/15/21 (Pre-
               refunded to 8/15/03)

          445 The Board of Education of     10/01 at 102       AAA      459,676
               the City of St. Louis,
               Missouri, General
               Obligation School
               Building Bonds, Series
               1991, 6.750%, 4/01/11
               (Pre-refunded to
               10/01/01)

-------------------------------------------------------------------------------
              Utilities - 1.0%

        2,000 City of Sikeston,             No Opt. Call       AAA    2,275,520
               Missouri, Electric System
               Revenue Bonds, 1992
               Series, 6.200%, 6/01/10

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
50

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Water and Sewer - 3.1%

   $    1,635 Missouri State                 4/09 at 100        AA $  1,689,985
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Facilities Refunding
               Revenue Bonds (Tri-County
               Water Authority Project),
               Series 1999, 6.000%,
               4/01/22

        1,600 Missouri State                12/01 at 102       Aaa    1,656,560
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Pollution Control Revenue
               Bonds (State Revolving
               Fund Program - Multiple
               Participants), Series
               1991A, 6.875%, 6/01/14

        2,000 Missouri State                 7/02 at 102       Aaa    2,104,180
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Pollution Control Revenue
               Bonds (State Revolving
               Fund Program - Multiple
               Participants), Series
               1992A, 6.550%, 7/01/14

          600 Missouri State                 7/04 at 102       Aaa      662,352
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Pollution Control Revenue
               Bonds (State Revolving
               Fund Program - Multiple
               Participants), Series
               1994B, 7.200%, 7/01/16

          595 Missouri State                10/01 at 101       Aaa      608,655
               Environmental Improvement
               and Energy Resources
               Authority, Water
               Pollution Control Revenue
               Bonds (State Revolving
               Fund Program - City of
               Springfield Project),
               Series 1990A, 7.000%,
               10/01/10

          125 City of Osceola, Missouri,    11/01 at 100       N/R      125,304
               Sewer System Refunding
               and Improvement Revenue
               Bonds, Series 1989,
               8.000%, 11/01/09

-------------------------------------------------------------------------------
   $  231,585 Total Investments (cost $215,074,924) - 98.7%         219,910,036
-------------------------------------------------------------------------------
------------
              Other Assets Less Liabilities - 1.3%                    2,838,361
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $222,748,397
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
51

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Basic Materials - 0.3%

   $    1,650 Lucas County Port              3/02 at 102       AA- $  1,711,199
               Authority, Toledo, Ohio,
               Port Facilities Revenue
               Refunding Bonds (Cargill,
               Inc. Project), 7.250%,
               3/01/22

-------------------------------------------------------------------------------
              Capital Goods - 0.3%

        1,670 Ohio Water Development         3/02 at 102       N/R    1,726,580
               Authority, Revenue Bonds
               (USA Waste Services),
               Series 1992, 7.750%,
               9/01/07 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Consumer Cyclicals - 0.3%

        1,700 City of Moraine, Ohio,        No Opt. Call         A    1,752,190
               Solid Waste Disposal
               Revenue Bonds (General
               Motors Corporation
               Project), Series 1999,
               5.650%, 7/01/24
               (Alternative Minimum Tax)

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 4.2%

        3,500 State of Ohio, Education       6/07 at 102       AAA    3,578,435
               Loan Revenue Bonds
               (Supplemental Student
               Loan Program), Series
               1997A1, 5.850%, 12/01/19
               (Alternative Minimum Tax)

        2,025 Ohio Higher Educational       12/03 at 102       AAA    2,225,030
               Facility Commission,
               Higher Educational
               Facility Mortgage Revenue
               Bonds (University of
               Dayton 1992 Project),
               6.600%, 12/01/17

        1,200 Ohio Higher Educational        9/06 at 101       N/R    1,237,500
               Facility Commission,
               Higher Educational
               Facility Revenue Bonds
               (University of Findlay
               1996 Project), 6.125%,
               9/01/16

        5,000 State of Ohio, Higher          5/07 at 102       AAA    5,044,950
               Educational Facilities
               Revenue Bonds (University
               of Xavier 1997 Project),
               5.375%, 5/15/22

        1,000 State of Ohio, Higher         12/10 at 101       AAA    1,012,330
               Educational Facilities
               Revenue Bonds (University
               of Dayton 2000 Project),
               5.500%, 12/01/30

          910 Ohio Higher Educational       No Opt. Call        AA    1,070,961
               Facility Commission,
               Revenue Bonds (Case
               Western Reserve
               University), Series B,
               6.500%,10/01/20

              University of Cincinnati,
               Ohio, General Receipts
               Bonds, Series 2001A:
        1,500  5.750%, 6/01/18               6/11 at 101       AAA    1,588,440
        1,520  5.750%, 6/01/19               6/11 at 101       AAA    1,604,360
        2,000  5.250%, 6/01/24               6/11 at 101       AAA    1,993,380

        4,250 University of Cincinnati,      6/07 at 100       AAA    4,291,183
               Ohio, General Receipts
               Bonds, 5.375%, 6/01/20

        1,230 Youngstown State              12/04 at 102       AAA    1,355,645
               University, Ohio, General
               Receipts Bonds, 6.000%,
               12/15/16

-------------------------------------------------------------------------------
              Healthcare - 14.7%

       10,000 Akron, Bath and Copley        11/09 at 101      Baa1    8,371,400
               Joint Township Hospital
               District, Ohio, Hospital
               Facilities Revenue Bonds,
               Series 1998A (Summa
               Health System Project),
               5.375%, 11/15/24

              City of Cambridge, Ohio,
              Hospital Revenue Refunding
              Bonds (Guernsey Memorial
              Hospital Project),
              Series 1991:
          500  8.000%, 12/01/06             12/01 at 102       BBB      514,075
        1,000  8.000%, 12/01/11             12/01 at 102       BBB    1,026,730

       12,000 County of Cuyahoga, Ohio,      2/09 at 101        A-   12,003,000
               Hospital Improvement
               Revenue Bonds (The
               Metrohealth System
               Project), Series 1999,
               6.125%, 2/15/24

        1,000 County of Cuyahoga, Ohio,      2/07 at 102       AAA    1,030,130
               Hospital Improvement and
               Refunding Revenue Bonds
               (The MetroHealth System
               Project), Series 1997,
               5.625%, 2/15/17

        2,010 County of Erie, Ohio,          1/02 at 102         A    2,088,028
               Hospital Improvement and
               Refunding Revenue Bonds
               (Firelands Community
               Hospital Project), Series
               1992, 6.750%, 1/01/08

              County of Franklin, Ohio,
              Hospital Refunding and
              Improvement Revenue Bonds
              (The Children's Hospital
              Project), 1996 Series A:
        1,575  5.750%, 11/01/15             11/06 at 101       Aa2    1,630,787
        5,275  5.875%, 11/01/25             11/06 at 101       Aa2    5,399,015

              County of Franklin, Ohio,
               Hospital Revenue Bonds
               (Holy Cross Health
               Systems Corporation),
               Series 1996:
          965  5.800%, 6/01/16               6/06 at 102       AA-      997,299
        2,000  5.875%, 6/01/21               6/06 at 102       AA-    2,056,520


--------------------------------------------------------------------------------
52

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Healthcare (continued)

   $    1,500 Franklin County, Ohio,         6/01 at 101       AAA $  1,520,430
               Hospital Revenue
               Refunding Bonds (Holy
               Cross Health System - Mt.
               Carmel Health), Series
               1990-A, 7.625%, 6/01/09

        3,000 County of Hamilton, Ohio,      1/03 at 102         A    3,068,670
               Hospital Facilities
               Revenue Refunding Bonds
               (Bethesda Hospital,
               Inc.), Series 1992A,
               6.250%, 1/01/12

        5,690 County of Lorain, Ohio,       11/05 at 102       AAA    5,708,094
               Hospital Facilities
               Revenue and Refunding
               Bonds (EMH Regional
               Medical Center), Series
               1995, 5.375%, 11/01/21

        3,000 County of Lucas, Ohio,         8/02 at 102       AAA    3,174,420
               Hospital Improvement
               Revenue Bonds (St.
               Vincent Medical Center),
               Series 1992, 6.500%,
               8/15/12

        2,000 County of Marion, Ohio,        5/06 at 102      BBB+    2,029,600
               Hospital Refunding and
               Improvement Revenue Bonds
               (The Community Hospital),
               Series 1996, 6.375%,
               5/15/11

        1,250 Maumee, Ohio, Hospital        12/04 at 102       AAA    1,302,388
               Facilities Revenue Bonds
               (St. Luke's Hospital),
               Series 1994, 5.800%,
               12/01/14

        2,000 County of Miami, Ohio,         5/06 at 102      Baa1    1,910,460
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Upper
               Valley Medical Center),
               Series 1996A, 6.250%,
               5/15/16

        4,205 County of Miami, Ohio,         5/06 at 102      Baa1    4,100,338
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Upper
               Valley Medical Center),
               Series 1996C, 6.250%,
               5/15/13

        4,000 City of Middleburg             8/08 at 102       AAA    4,168,840
               Heights, Ohio, Hospital
               Improvement Refunding
               Revenue Bonds (Southwest
               General Health Center
               Project), Series 1995,
               5.625%, 8/15/15

              County of Montgomery,
              Ohio, Hospital Facilities
              Revenue Refunding and
              Improvement Bonds
              (Kettering Medical
              Center), Series 1996:
        1,500  5.625%, 4/01/16               4/06 at 102       AAA    1,547,025
        7,000  6.250%, 4/01/20              No Opt. Call       AAA    7,916,160

        9,500 County of Montgomery,          4/10 at 101      BBB+    9,539,425
               Ohio, Hospital Facilities
               Revenue Bonds (Kettering
               Medical Center Network
               Obligated Group), Series
               1999, 6.750%, 4/01/22

              City of Parma, Ohio,
              Hospital Improvement and
              Refunding Revenue Bonds
              (The Parma Community
              Hospital Association),
              Series 1998:
        1,250  5.350%, 11/01/18             11/08 at 101        A-    1,152,350
        3,000  5.375%, 11/01/29             11/08 at 101        A-    2,654,700

        2,000 County of Richland, Ohio,     11/10 at 101        A-    2,041,480
               Hospital Facilities
               Revenue Improvement Bonds
               (MedCentral Health System
               Obligated Group), Series
               2000B, 6.375%, 11/15/22

-------------------------------------------------------------------------------
              Housing/Multifamily - 6.4%

        1,600 Butler County, Ohio,           9/08 at 103       N/R    1,502,656
               Multifamily Housing
               Revenue Bonds (Anthony
               Wayne Apartments
               Project), Series 1998,
               6.500%, 9/01/30
               (Alternative Minimum Tax)

        1,150 County of Clark, Ohio,        11/08 at 103       N/R    1,064,440
               Multifamily Housing
               Revenue Bonds (Church of
               God Retirement Home),
               Series 1998, 6.250%,
               11/01/30 (Alternative
               Minimum Tax)

        7,800 County of Cuyahoga, Ohio,      6/09 at 102       N/R    1,950,000
               Multifamily Housing First
               Mortgage Revenue Bonds
               (Village of Euclid
               Apartments Project),
               Series 1999A, 6.500%,
               6/01/31#

       16,105 County of Franklin, Ohio,     10/07 at 103       Aaa   15,796,106
               Mortgage Revenue Bonds
               (GNMA Collateralized -
                Columbus Properties
               Project), Series 1997,
               5.600%, 4/20/39
               (Alternative Minimum Tax)

        6,200 Hamilton County,               1/07 at 102       AAA    6,199,628
               Multifamily Housing
               Revenue Bonds (Huntington
               Meadows Project), Series
               1997, 5.700%, 1/01/27
               (Alternative Minimum Tax)

        2,705 County of Henry, Ohio,         8/09 at 102       AAA    2,880,473
               Health Care Facility
               Revenue Bonds (GNMA
               Collateralized - The
               Alpine Village Project),
               Series 1999, 6.375%,
               2/20/41

        2,100 County of Marion, Ohio,        8/10 at 102       Aaa    2,154,684
               Mortgage Revenue Bonds
               (GNMA Collateralized
               Hearthside Apartments
               Project), Series 2000A,
               6.100%, 2/20/42
               (Alternative Minimum Tax)

        6,315 Ohio Capital Corporation       2/09 at 102       Aa2    6,534,888
               for Housing, Mortgage
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Loans -
               Section 8 Assisted
               Projects), Series 1999D,
               5.950%, 2/01/23

-------------------------------------------------------------------------------
              Housing/Single Family -
               5.4%

        2,500 Ohio Housing Finance           7/09 at 100       Aaa    2,541,850
               Agency, Residential
               Mortgage Revenue Bonds
               (Fixed Rate Mortgage-
               Backed Securities
               Program), 1999 Series C,
               5.750%, 9/01/30
               (Alternative Minimum Tax)


--------------------------------------------------------------------------------
53

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Housing/Single Family
              (continued)

   $    4,965 Ohio Housing Finance           9/07 at 102       Aaa $  5,036,099
               Agency, Residential
               Mortgage Revenue Bonds
               (Mortgage-Backed
               Securities Program),
               1996 Series B-3,
               5.750%, 9/01/28
               (Alternative Minimum
               Tax)

        4,435 Ohio Housing Finance           9/07 at 102       Aaa    4,492,655
               Agency, Residential
               Mortgage Revenue Bonds,
               Series 1997C, 5.750%,
               9/01/28 (Alternative
               Minimum Tax)

        1,920 Ohio Housing Finance           9/04 at 102       Aaa    2,014,694
               Agency, Residential
               Mortgage Revenue Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               Series 1994-A1, 6.100%,
               9/01/14

        4,255 Ohio Housing Finance           9/04 at 102       AAA    4,496,641
               Agency, Residential
               Mortgage Revenue Bonds,
               Series 1994B1, 6.375%,
               9/01/14

       12,795 Ohio Housing Finance           9/07 at 102       Aaa   13,337,636
               Agency, Residential
               Mortgage Revenue Bonds,
               Series 1997A, 6.150%,
               3/01/29 (Alternative
               Minimum Tax)

          155 Ohio Housing Finance           9/01 at 102       AAA      158,722
               Agency, Single Family
               Mortgage Revenue Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               1991 Series D, 7.050%,
               9/01/16
-------------------------------------------------------------------------------
              Industrial/Other - 0.4%

        2,730 Cuyahoga County Port           5/08 at 102       N/R    2,552,659
               Authority, Cleveland,
               Ohio, Development
               Revenue Bonds (Port of
               Cleveland Bond Fund -
                Jergens, Inc.
               Project), Series 1998A,
               5.375%, 5/15/18
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 1.8%

        2,000 Cuyahoga County, Ohio,         8/01 at 103       AAA    2,067,840
               Industrial Development
               Refunding Revenue Bonds
               (University Health Care
               Center Project), Series
               1991, 7.300%, 8/01/11

        3,120 County of Franklin,           11/05 at 102       Aa2    3,286,639
               Ohio, Health Care
               Facilities Revenue
               Bonds (Heinzerling
               Foundation), Series
               1995, 6.200%, 11/01/20

          580 Franklin County,           8/01 at 101 1/2       N/R      584,802
               Hospital Revenue
               Refunding FHA-Insured
               Mortgage Loan
               (Worthington Christian
               Village Nursing Home),
               7.000%, 8/01/16

        1,250 County of Hamilton,           10/08 at 101         A    1,118,400
               Ohio, Health Care
               Facilities Revenue
               Bonds (Twin Towers),
               Series 1998A, 5.125%,
               10/01/23

              County of Marion, Ohio,
              Health Care Facilities
              Refunding and
              Improvement Revenue
              Bonds (United Church
              Homes, Inc. Project),
              Series 1993:
        1,105  6.375%, 11/15/10             11/03 at 102      BBB-    1,054,104
          750  6.300%, 11/15/15             11/03 at 102      BBB-      683,048

        1,995 City of Napoleon, Ohio,        9/04 at 102        Aa    2,122,660
               Health Care Facilities
               Mortgage Revenue
               Refunding Bonds (The
               Lutheran Orphans and
               Old Folks Home Society
               Inc. - FHA-Insured
               Project), Series 1994,
               6.875%, 8/01/23

-------------------------------------------------------------------------------
              Tax Obligation/General -
                18.5%

              Adams County/ Ohio
              Valley School District,
              Counties of Adams and
              Highland, School
              Improvement Bonds
              (General Obligation -
               Unlimited Tax), Series
              1995:
        6,000  7.000%, 12/01/15             No Opt. Call       AAA    7,275,240
        9,500  5.250%, 12/01/21             12/05 at 102       AAA    9,518,145

        3,955 City of Akron, Ohio,          12/04 at 102       AAA    4,391,632
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1994, 6.750%, 12/01/14

          600 Anthony Wayne Local           No Opt. Call       AAA      320,490
               School District, Lucas,
               Wood and Fulton
               Counties, Ohio, School
               Facilities Construction
               and Improvement Bonds,
               0.000%, 12/01/13

        1,000 Aurora City School            12/05 at 102       AAA    1,047,940
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1995, 5.800%, 12/01/16

        2,905 Batavia Local School          12/05 at 102       AAA    3,278,322
               District Board of
               Education, County of
               Clermont, Ohio, School
               Improvement Bonds
               (Unlimited Tax - Bank
               Qualified), Series
               1995, 6.300%, 12/01/22

          700 Buckeye Local School          12/10 at 100       Aaa      713,223
               District, Medina
               County, Ohio,
               Construction and
               Improvement Bonds
               (General Obligation),
               Series 2000, 5.500%,
               12/01/25

        2,500 Buckeye Valley Local          No Opt. Call       AAA    2,981,300
               School District, Ohio,
               School Improvement
               Bonds (General
               Obligation - Unlimited
               Tax), Series 1995A,
               6.850%, 12/01/15

              Chesapeake-Union Exempt
               Village School
               District, Ohio, General
               Obligation Bonds,
               Series 1986:
          125  8.500%, 12/01/04             No Opt. Call       N/R      142,480
          125  8.500%, 12/01/05             No Opt. Call       N/R      145,911

--------------------------------------------------------------------------------
54

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
               (continued)

              Chesapeake-Union Exempt
              Village School District,
              Ohio, General Obligation
              Bonds, Series 1986:
   $      125  8.500%, 12/01/06             No Opt. Call       N/R $    149,023
          125  8.500%, 12/01/07             No Opt. Call       N/R      151,614
          125  8.500%, 12/01/08             No Opt. Call       N/R      153,711
          130  8.500%, 12/01/09             No Opt. Call       N/R      161,502

          550 County of Columbiana,         12/04 at 102        AA      616,908
               Ohio, County Jail
               Facilities Construction
               Bonds (General
               Obligation - Unlimited
               Tax), 6.600%, 12/01/17

        1,500 City of Columbus, Ohio,        1/02 at 102       Aaa    1,560,105
               General Obligation
               Refunding Bonds, Series
               1992B, 6.500%, 1/01/10

              City of Columbus, Franklin
               County, Ohio, General
               Obligation Bonds:
          590  9.375%, 4/15/06              No Opt. Call       AAA      731,175
          500  9.375%, 4/15/07              No Opt. Call       AAA      636,400

        7,045 City of Columbus, Ohio,       11/10 at 101       AAA    7,166,808
               Various Purpose Bonds
               (General Obligation -
                Unlimited Tax), Series
               2000, 5.250%, 11/15/17

        1,000 County of Cuyahoga, Ohio,     No Opt. Call       AA+    1,059,150
               Various Purpose Refunding
               Bonds (General
               Obligation - Limited
               Tax), Series 1993B,
               5.250%, 10/01/13

        1,345 County of Cuyahoga, Ohio,     No Opt. Call       AA+    1,446,534
               General Obligation -
                Limited Tax Bonds,
               5.650%, 5/15/18

        5,830 County of Cuyahoga, Ohio,     12/10 at 100       AA+    6,191,460
               Capital Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               2000, 5.750%, 12/01/16

          750 City of Defiance, Ohio,       12/04 at 102       AAA      791,318
               Waterworks System
               Improvement Bonds, Series
               1994, 6.200%, 12/01/20

              Delaware City School
              District, Delaware County,
              Ohio, School Facilities
              Construction and
              Improvement Bonds (General
              Obligation - Unlimited
              Tax):
        1,000  0.000%, 12/01/10             No Opt. Call       AAA      640,790
        1,000  0.000%, 12/01/11             No Opt. Call       AAA      605,230

        1,000 Evergreen Local School        12/09 at 101       Aaa    1,029,660
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1999, 5.625%, 12/01/24

        1,110 City of Fairborn, Ohio,       10/02 at 102       AAA    1,184,770
               Utility Improvement Bonds
               (General Obligation),
               Series 1991, 7.000%,
               10/01/11

        4,040 County of Franklin, Ohio,     12/08 at 102       AAA    4,106,094
               Refunding Bonds (General
               Obligation - Limited
               Tax), Series 1993,
               5.375%, 12/01/20

        1,575 Garaway Local School           6/01 at 102       AAA    1,619,321
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1990, 7.200%, 12/01/14

          420 County of Geauga, Ohio,       12/05 at 102       Aa2      475,138
               Sewer District
               Improvement Bonds
               (General Obligation -
                Limited Tax) (Bainbridge
               Water Project), 6.850%,
               12/01/10

        1,000 Grandview Heights City        12/05 at 101        AA    1,038,460
               School District, Franklin
               County, Ohio, School
               Facilities Construction
               and Improvement Bonds
               (General Obligation -
                Unlimited Tax), 6.100%,
               12/01/19

        1,200 Heath City School             12/10 at 100       Aaa    1,217,376
               District, Licking County,
               Ohio, School Improvement
               Bonds (General
               Obligation -  Unlimited
               Tax), Series 2000A,
               5.500%, 12/01/27

        1,000 Huron County, Ohio,           12/07 at 102       AAA    1,065,900
               Correctional Facility
               Bonds (General
               Obligation - Limited
               Tax), 5.850%, 12/01/16

        1,200 County of Jefferson, Ohio,    12/01 at 102       AAA    1,247,076
               Human Services Building
               Construction Bonds
               (General Obligation -
                Limited Tax), Series
               1991, 6.625%, 12/01/14

        1,885 City of Kent, Ohio, Sewer     12/02 at 102       Aa3    2,009,881
               System Improvement
               Refunding Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.500%, 12/01/10

        1,070 Kettering, Ohio, General      12/01 at 102       Aa3    1,107,578
               Obligation - Limited Tax
               Bonds, 6.650%, 12/01/12

        1,000 Kettering City School         12/05 at 101       AAA    1,000,710
               District, Ohio, General
               Obligation - Unlimited
               Tax Bonds, 5.250%,
               12/01/22

          500 Kirtland Local School          6/01 at 101       N/R      506,170
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1989, 7.500%, 12/01/09

          555 County of Lake, Ohio,         No Opt. Call       Aa2      579,914
               Sewer District
               Improvement Bonds
               (Limited Tax), Series
               2000, 5.600%, 12/01/20

        1,440 Lakewood, Ohio, General       12/05 at 102       Aa3    1,510,286
               Obligation Bonds, Series
               1995B, 5.750%, 12/01/15

        3,385 Lakota Local School            6/11 at 100       Aaa    3,300,375
               District, County of
               Butler, Ohio, School
               Improvement and Refunding
               Bonds (General
               Obligation - Unlimited
               Tax), Series 2001,
               5.125%, 12/01/26


--------------------------------------------------------------------------------
55

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/General
               (continued)

              Logan County, Ohio,
               General Obligation Bonds:
   $      155  7.750%, 12/01/02             No Opt. Call         A $    165,365
          155  7.750%, 12/01/03             No Opt. Call         A      171,343
          155  7.750%, 12/01/04             No Opt. Call         A      175,813
          155  7.750%, 12/01/05             No Opt. Call         A      179,898
          155  7.750%, 12/01/06             No Opt. Call         A      183,443

        1,000 County of Lucas, Ohio,        12/02 at 102        A1    1,060,830
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1992, 6.650%, 12/01/12

        1,000 County of Lucas, Ohio,        12/05 at 102       AAA    1,026,150
               Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1995-1, 5.400%, 12/01/15

        1,000 City of North Olmsted,        12/02 at 102       AAA    1,066,340
               Ohio, Various Purpose
               Bonds (General
               Obligation - Limited
               Tax), Series 1992,
               6.250%, 12/15/12

              North Royalton City School
               District, Ohio, School
               Improvement Bonds, Series
               1994:
        2,200  6.000%, 12/01/14             12/09 at 102       AAA    2,424,092
        2,400  6.100%, 12/01/19             12/09 at 102       AAA    2,617,968

        1,000 State of Ohio, Full Faith     No Opt. Call       AA+    1,123,170
               and Credit Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1994, 6.000%,
               8/01/10

        2,000 State of Ohio, Full Faith      8/05 at 102       AA+    2,229,360
               and Credit Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1995, 6.200%,
               8/01/14

        1,750 Pickerington Local School     12/01 at 102        A1    1,811,670
               District, Fairfield and
               Franklin Counties, Ohio,
               General Obligation -
                Unlimited Tax Bonds
               (Pickerington Public
               Library Project), 6.750%,
               12/01/16

              Pickerington Local School
               District, Ohio, General
               Obligation Bonds:
          500  0.000%, 12/01/11             No Opt. Call       AAA      302,615
          500  0.000%, 12/01/13             No Opt. Call       AAA      267,075

        1,000 Revere Local School           12/03 at 102       AAA    1,044,390
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1993, 6.000%, 12/01/16

        2,340 City of Stow, Ohio, Safety    12/05 at 102        A1    2,457,281
               Center Construction Bonds
               (General Obligation -
                Limited Tax), 6.200%,
               12/01/20

        2,870 City of Strongsville,         12/06 at 102       Aa3    3,033,820
               Ohio, Various Purpose
               Improvement Bonds
               (General Obligation -
                Limited Tax), Series
               1996, 5.950%, 12/01/21

        2,290 Tipp City Exempted Village     6/11 at 100       Aaa    2,199,774
               School District, Ohio,
               School Facilities
               Construction and
               Improvement Bonds, Series
               2001, 5.000%, 12/01/24

          540 Trumbull County, Ohio,        12/04 at 102       AAA      584,431
               General Obligation Sewer
               Bonds, Series 1994,
               6.200%, 12/01/14

        1,320 Twinsburg City School         12/01 at 102       AAA    1,369,408
               District, Ohio, General
               Obligation Bonds, 6.700%,
               12/01/11

              Upper Arlington City
               School District, Ohio,
               General Obligation Bonds:
        1,830  0.000%, 12/01/11             No Opt. Call       AAA    1,107,571
        1,870  0.000%, 12/01/12             No Opt. Call       AAA    1,063,301

        1,910 Vandalia, Ohio, General       12/06 at 101       Aa3    1,991,786
               Obligation Bonds, 5.850%,
               12/01/21

        4,000 Westerville City School        6/11 at 100       AAA    3,819,800
               District, Franklin and
               Delaware Counties, Ohio,
               Various Purpose Bonds
               (General Obligation),
               Series 2001, 5.000%,
               12/01/27

        1,000 Woodridge Local School        12/04 at 102       AAA    1,048,300
               District, Ohio, General
               Obligation Bonds, 6.000%,
               12/01/19

          300 Youngstown, Ohio, General     12/04 at 102       AAA      323,958
               Obligation - Limited Tax
               Bonds, Series 1994,
               6.125%, 12/01/14

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
                8.7%

          500 County of Athens, Ohio,        6/01 at 102        A+      515,285
               Community Mental Health
               Revenue Bonds, 1991
               Series I, 6.900%, 6/01/10

        6,300 City of Cleveland, Ohio,      11/07 at 102       AAA    6,239,331
               Certificates of
               Participation (Cleveland
               Stadium Project), Series
               1997, 5.250%, 11/15/27

        4,300 County of Hamilton, Ohio,     No Opt. Call       Aaa      929,316
               Sales Tax Bonds,
               Subordinate Series B,
               0.000%, 12/01/28

        8,140 State of Ohio, Higher          2/11 at 100       AA+    7,979,723
               Education Capital
               Facilities Bonds, Series
               II-2001A, 5.000%, 2/01/20


--------------------------------------------------------------------------------
56

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
               (continued)

   $    1,100 Ohio State Department of       4/02 at 102       AAA $  1,147,234
               Transportation,
               Certificates of
               Participation (Panhandle
               Rail Line Project),
               Series 1992A, 6.500%,
               4/15/12

       27,150 Puerto Rico Highway and        7/16 at 100         A   27,701,960
               Transportation Authority,
               Highway Revenue Bonds,
               Series Y of 1996,
               5.500%, 7/01/36

        6,550 Puerto Rico Public            No Opt. Call       N/R    7,279,474
               Buildings Authority,
               Guaranteed Revenue Bonds,
               Series II-R56, 8.040%,
               7/01/18 (IF)

-------------------------------------------------------------------------------
              Transportation - 3.3%

        7,000 City of Cleveland, Ohio,       1/10 at 101       AAA    6,622,910
               Airport System Revenue
               Bonds, Series 2000A,
               5.000%, 1/01/31

        8,200 City of Dayton, Ohio,          2/08 at 102       BBB    7,444,452
               Special Facilities
               Revenue Refunding Bonds
               (Emery Air Freight
               Corporation and Emery
               Worldwide Airlines,
               Inc. - Guarantors),
               Series 1998A, 5.625%,
               2/01/18

        5,000 State of Ohio, Turnpike       No Opt. Call       AA-    5,471,450
               Revenue Bonds (Issued by
               the Ohio Turnpike
               Commission), Series II-
               R51, 6.120%, 2/15/24 (IF)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 20.4%

        2,000 City of Athens, County of     12/09 at 100      A***    2,331,200
               Athens, Ohio, Sanitary
               Sewer System Mortgage
               Revenue Bonds, Series
               1989, 7.300%, 12/01/14
               (Pre-refunded to
               12/01/09)

        3,000 City of Barberton, Ohio,       1/02 at 102    N/R***    3,133,200
               Hospital Facilities
               Revenue Bonds (The
               Barberton Citizens
               Hospital Company
               Project), Series 1992,
               7.250%, 1/01/12 (Pre-
               refunded to 1/01/02)

              City of Bellefontaine,
              Ohio, Sewer System First
              Mortgage Revenue Refunding
              and Improvement Bonds
              (Bank Qualified):
        1,000  6.800%, 12/01/07 (Pre-       12/02 at 101    N/R***    1,062,600
               refunded to 12/01/02)
        1,000  6.900%, 12/01/11 (Pre-       12/02 at 101    N/R***    1,064,050
               refunded to 12/01/02)

        1,250 County of Butler, Ohio,        1/02 at 102   Baa1***    1,306,250
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (Fort
               Hamilton-Hughes Memorial
               Hospital Center), Series
               1991, 7.500%, 1/01/10
               (Pre-refunded to 1/01/02)

        1,000 Canal Winchester Local        12/01 at 102       AAA    1,041,530
               School District, Ohio,
               General Obligation Bonds,
               Series 1991, 7.100%,
               12/01/13 (Pre-refunded to
               12/01/01)

        1,050 County of Clermont, Ohio,      9/01 at 100       AAA    1,061,939
               Hospital Facilities
               Revenue Bonds (Mercy
               Health System - Province
               of Cincinnati), Series
               1989A, 7.500%, 9/01/19
               (Pre-refunded to 9/01/01)

        3,700 County of Clermont, Ohio,     12/01 at 102       AAA    3,852,884
               Sewer System Revenue
               Bonds (Clermont County
               Sewer District), Series
               1991, 7.100%, 12/01/21
               (Pre-refunded to
               12/01/01)

              City of Cleveland, Ohio,
               General Obligation Bonds,
               Series 1988:
        1,010  7.500%, 8/01/08 (Pre-         2/03 at 100       AAA    1,079,619
               refunded to 2/01/03)
        1,010  7.500%, 8/01/09 (Pre-         2/03 at 100       AAA    1,079,619
               refunded to 2/01/03)

          500 City of Cleveland, Ohio,       7/02 at 102       AAA      528,605
               Various Purpose General
               Obligation Bonds, Series
               1992A, 6.375%, 7/01/12
               (Pre-refunded to 7/01/02)

        4,745 City of Cleveland, Ohio,      11/04 at 102       AAA    5,316,867
               Various Purpose General
               Obligation Bonds, Series
               1994, 6.625%, 11/15/14
               (Pre-refunded to
               11/15/04)

          790 Board of Education of the     12/01 at 102       Aaa      826,956
               Cleveland City School
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1991, 8.250%, 12/01/08
               (Pre-refunded to
               12/01/01)

        1,155 City of Cleveland, Ohio,      11/01 at 102       AAA    1,200,045
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991A, 7.000%,
               11/15/17 (Pre-refunded to
               11/15/01)

        2,115 City of Cleveland, Ohio,      11/01 at 102       AAA    2,197,485
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991B, 7.000%,
               11/15/17 (Pre-refunded to
               11/15/01)

          840 City of Cleveland, Ohio,       1/02 at 102       AAA      874,591
               Waterworks Improvement
               and Refunding First
               Mortgage Revenue Bonds,
               Series F-92B, 6.500%,
               1/01/11 (Pre-refunded to
               1/01/02)

        2,280 City of Cleveland, Ohio,       1/06 at 102       AAA    2,503,189
               Waterworks Improvement
               and Refunding Revenue
               Bonds, First Mortgage
               Series 1996-H, 5.750%,
               1/01/21 (Pre-refunded to
               1/01/06)

        5,795 City of Cleveland, Ohio,       1/06 at 102       AAA    6,362,273
               Waterworks Improvement
               and Refunding First
               Mortgage Revenue Bonds,
               1996 Series H, 5.750%,
               1/01/26 (Pre-refunded to
               1/01/06)


--------------------------------------------------------------------------------
57

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                               Optional Call
 Amount (000) Description                     Provisions* Ratings** Market Value
--------------------------------------------------------------------------------
              U.S. Guaranteed
               (continued)

              County of Cuyahoga,
              Ohio, Hospital Revenue
              Bonds (Meridia Health
              System), Series 1995:
   $      250  6.250%, 8/15/14 (Pre-          8/05 at 102       AAA $    279,355
               refunded to 8/15/05)
        5,500  6.250%, 8/15/24 (Pre-          8/05 at 102       AAA    6,145,810
               refunded to 8/15/05)

        1,350 County of Franklin,             7/01 at 103    N/R***    1,396,562
               Ohio, Hospital
               Facilities Mortgage
               Revenue Bonds (Ohio
               Presbyterian Retirement
               Services), 1991 Series
               A, 8.750%, 7/01/21
               (Pre-refunded to
               7/01/01)

              City of Garfield
              Heights, Ohio, Hospital
              Improvement and
              Refunding Revenue Bonds
              (Marymount Hospital
              Project), Series 1992B:
        3,000  6.650%, 11/15/11 (Pre-        11/02 at 102    AA-***    3,208,410
               refunded to 11/15/02)
        3,500  6.700%, 11/15/15 (Pre-        11/02 at 102    AA-***    3,745,630
               refunded to 11/15/02)

        1,000 Kent State University,          5/02 at 102       AAA    1,053,120
               General Receipts Bonds,
               Series 1992, 6.500%,
               5/01/22 (Pre-refunded
               to 5/01/02)

        1,000 Lakeview Local School          12/04 at 102       AAA    1,131,530
               District, Ohio, General
               Obligation Bonds,
               6.900%, 12/01/14 (Pre-
               refunded to 12/01/04)

        1,000 Lakota Local School            12/05 at 100       AAA    1,102,510
               District, County of
               Butler, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1994, 6.125%, 12/01/17
               (Pre-refunded to
               12/01/05)

        1,500 City of Lorain, Ohio,          11/02 at 102     A1***    1,605,255
               Hospital Refunding
               Revenue Bonds (Lakeland
               Community Hospital,
               Inc.), Series 1992,
               6.500%, 11/15/12

        1,500 County of Lucas, Ohio,         12/01 at 102    N/R***    1,567,845
               Hospital Facilities
               Revenue Bonds (Flower
               Memorial Hospital),
               Series 1991A, 8.125%,
               12/01/11 (Pre-refunded
               to 12/01/01)

        4,250 County of Mahoning,            10/02 at 100       AAA    4,477,418
               Ohio, Hospital
               Improvement Revenue
               Bonds (YHA, Inc.
               Project), Series 1991A,
               7.000%, 10/15/14 (Pre-
               refunded to 10/15/02)

          500 Mansfield, Ohio,                6/02 at 102       AAA      519,515
               Hospital Improvement
               Revenue Bonds
               (Mansfield General
               Hospital Project),
               Series 1991, 6.700%,
               12/01/09 (Pre-refunded
               to 6/01/02)

        1,250 City of Marysville,            12/01 at 101       AAA    1,289,038
               Ohio, Water System
               Mortgage Revenue Bonds,
               Series 1991, 7.050%,
               12/01/21 (Pre-refunded
               to 12/01/01)

        3,000 City of Middleburg              8/01 at 102       AAA    3,085,860
               Heights, Ohio, Hospital
               Improvement Revenue
               Bonds (Southwest
               General Hospital
               Project), Series 1991,
               7.200%, 8/15/19 (Pre-
               refunded to 8/15/01)

       11,000 Montgomery County, Ohio,        1/08 at 102   Baa2***   11,791,780
               Health System Revenue
               Bonds (Franciscan
               Medical Center Dayton
               Campus Issue), Series
               1997, 5.500%, 7/01/18
               (Pre-refunded to
               1/01/08)

        2,500 Montgomery County, Ohio,        5/03 at 101       AAA    2,667,625
               Revenue Bonds (Sisters
               of Charity Health Care
               Systems, Inc.), Series
               1992A, 6.250%, 5/15/08
               (Pre-refunded to
               5/15/03)

        1,000 Mount Gilead, Ohio,            12/02 at 102    N/R***    1,077,710
               Water System Revenue
               First Mortgage Bonds,
               7.200%, 12/01/17 (Pre-
               refunded to 12/01/02)

              Ohio Housing Finance
              Agency, Single Family
              Mortgage Revenue Bonds:
        5,700  0.000%, 1/15/15 (Pre-     7/11 at 70 15/32       AAA    2,478,075
               refunded to 7/15/11)
        6,460  0.000%, 1/15/15 (Pre-      1/11 at 67 1/32       AAA    2,736,068
               refunded to 1/15/11)

          750 State of Ohio, Full             8/05 at 102    AA+***      836,010
               Faith and Credit
               Infrastructure
               Improvement Bonds
               (General Obligation),
               Series 1995, 6.200%,
               8/01/13 (Pre-refunded
               to 8/01/05)

           10 Ohio Building Authority,        4/03 at 100       AAA       11,015
               State Facilities
               Refunding Bonds (Frank
               J. Lausche State Office
               Building), 1982 Series
               A, 10.125%, 10/01/06
               (Pre-refunded to
               4/01/03)

        1,500 Ohio State Building            10/04 at 102       AAA    1,674,510
               Authority, Revenue
               Bonds (Juvenile
               Correctional Building),
               6.600%, 10/01/14
               (Pre-refunded to
               10/01/04)

        5,065 Ohio Water Development         No Opt. Call       AAA    5,582,592
               Authority, Water
               Development Revenue
               Bonds, Pure Water 1990
               Series I, 6.000%,
               12/01/16

          500 Olmsted Falls Local            12/01 at 102       AAA      521,465
               School District, Ohio,
               General Obligation
               Bonds, 7.050%, 12/15/11
               (Pre-refunded to
               12/15/01)

        1,000 County of Ottawa, Ohio,         9/01 at 102       AAA    1,030,360
               Sanitary Sewer System
               Special Assessment
               Bonds (Portage-Catawba
               Island Project), Series
               1991, 7.000%, 9/01/11
               (Pre-refunded to
               9/01/01)

        1,500 Puerto Rico Electric            7/01 at 102       AAA    1,535,025
               Power Authority, Power
               Revenue Bonds, Series
               P, 7.000%, 7/01/21
               (Pre-refunded to
               7/01/01)


--------------------------------------------------------------------------------
58

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              U.S. Guaranteed
               (continued)

   $    3,165 Reynoldsburg City School      12/02 at 102       AAA $  3,387,246
               District, Ohio, School
               Building Construction and
               Improvement Bonds
               (General Obligation),
               6.550%, 12/01/17 (Pre-
               refunded to 12/01/02)

        1,200 Ridgemont Local School        12/02 at 102    N/R***    1,292,940
               District, Ohio, School
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), Series
               1992, 7.250%, 12/01/14
               (Pre-refunded to
               12/01/02)

          605 Scioto County, Ohio, Human     8/01 at 101    N/R***      615,321
               Services Building Bonds
               (General Obligation),
               7.150%, 8/01/11
               (Pre-refunded to 8/01/01)

        1,725 County of Shelby, Ohio,        9/02 at 102    N/R***    1,852,788
               Hospital Facilities
               Revenue Refunding and
               Improvement Bonds (The
               Shelby County Memorial
               Hospital Association),
               Series 1992, 7.700%,
               9/01/18 (Pre-refunded to
               9/01/02)

        1,000 Sylvania City School           6/02 at 102       AAA    1,056,850
               District, Ohio, General
               Obligation Bonds, 6.600%,
               6/01/16 (Pre-refunded to
               6/01/02)

        2,750 County of Trumbull, Ohio,     11/03 at 100       AAA    2,984,383
               Hospital Refunding and
               Improvement Revenue Bonds
               (Trumbull Memorial
               Hospital Project),
               Series 1991B, 6.900%,
               11/15/12 (Pre-refunded to
               11/15/03)

        1,000 University of Cincinnati,     12/02 at 102     AA***    1,066,270
               Ohio, General Receipts
               Bonds, Series O, 6.300%,
               6/01/12 (Pre-refunded to
               12/01/02)

        3,575 County of Warren, Ohio,        7/01 at 102    Aa2***    3,658,798
               Hospital Facilities
               Improvement and Refunding
               Revenue Bonds (Otterbein
               Home Project),
               Series 1991, 7.200%,
               7/01/11 (Pre-refunded to
               7/01/01)

          750 Warren County Water           12/02 at 102       AAA      803,213
               District, Ohio,
               Waterworks System Revenue
               Bonds, Series 1992,
               6.600%, 12/01/16
               (Pre-refunded to
               12/01/02)

        1,500 Washington County, Ohio,       9/02 at 102   Baa1***    1,605,390
               Hospital Revenue Bonds
               (Marietta Area Health
               Care, Inc. Project),
               Series 1992, 7.375%,
               9/01/12 (Pre-refunded to
               9/01/02)

        1,500 Westerville, Minerva Park      9/01 at 102       AAA    1,548,225
               and Blendon, Ohio, Joint
               Township Hospital
               District (St. Ann's
               Hospital Project),
               Series 1991A, 7.100%,
               9/15/21 (Pre-refunded to
               9/15/01)

        1,425 Wooster City School           12/02 at 102       AAA    1,524,023
               District, Wayne County,
               Ohio, School Building
               Construction and
               Improvement Bonds
               (General Obligation -
                Unlimited Tax), 6.500%,
               12/01/17 (Pre-refunded to
               12/01/02)

-------------------------------------------------------------------------------
              Utilities - 10.8%

              City of Cleveland, Ohio,
              Public Power System First
              Mortgage Revenue Bonds,
              Series 1994A:
        2,250  0.000%, 11/15/12             No Opt. Call       AAA    1,282,163
        1,535  0.000%, 11/15/13             No Opt. Call       AAA      821,762

        2,500 City of Cleveland, Ohio,      11/06 at 102       AAA    2,404,775
               Public Power System First
               Mortgage Revenue
               Refunding Bonds,
               Series 1996 (Sub-
               Series 1), 5.000%,
               11/15/24

          745 City of Cleveland, Ohio,      11/01 at 102       AAA      771,410
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991A, 7.000%,
               11/15/17

        8,570 City of Cleveland, Ohio,      11/01 at 102       AAA    8,873,807
               Public Power System
               Improvement First
               Mortgage Revenue Bonds,
               Series 1991B, 7.000%,
               11/15/17

        3,695 Ohio Municipal Electric        2/03 at 102       AAA    3,698,362
               Generation Agency,
               Revenue Bonds (American
               Municipal Power, Inc.),
               5.375%, 2/15/24

              Ohio Air Quality
              Development Authority,
              Revenue Bonds (Columbus
              Southern Power Company
              Project), 1985 Series A:
        1,750  6.375%, 12/01/20             12/02 at 102       AAA    1,819,913
        4,500  6.250%, 12/01/20              6/03 at 102      BBB+    4,542,525

       12,000 Ohio Air Quality               9/05 at 102        A3   12,045,000
               Development Authority,
               Air Quality Development
               Revenue Refunding Bonds
               (The Dayton Power and
               Light Company Project),
               1995 Series, 6.100%,
               9/01/30

          500 Ohio Water Development         8/02 at 102        A2      512,640
               Authority, Collateralized
               Water Development Revenue
               Refunding Bonds (The
               Dayton Power and Light
               Company Project),
               1992 Series A, 6.400%,
               8/15/27

        5,000 Ohio Air Quality               4/07 at 102       AAA    5,069,100
               Development Authority,
               Air Quality Development
               Revenue Bonds (JMG
               Funding - Limited
               Partnership Project),
               Series 1997, 5.625%,
               1/01/23 (Alternative
               Minimum Tax)

       19,850 Ohio Water Development         9/08 at 102       N/R   16,929,073
               Authority, Solid Waste
               Disposal Revenue Bonds
               (Bay Shore Power
               Project), Convertible
               Series 1998A, 5.875%,
               9/01/20 (Alternative
               Minimum Tax)

        1,545 Puerto Rico Electric Power    No Opt. Call        A-      666,111
               Authority, Power Revenue
               Refunding Bonds,
               Series O, 0.000%, 7/01/17


--------------------------------------------------------------------------------
59

                 Portfolio of Investments
                 Nuveen Ohio Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                              Optional Call
 Amount (000) Description                    Provisions* Ratings** Market Value
-------------------------------------------------------------------------------
              Utilities (continued)

   $    4,500 Puerto Rico Industrial,        6/10 at 101      Baa2 $  4,735,125
               Tourist, Educational,
               Medical, and
               Environmental Control
               Facilities Financing
               Authority, Cogeneration
               Facility Revenue Bonds,
               2000 Series A, 6.625%,
               6/01/26 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Water and Sewer - 3.9%

        3,000 County of Butler, Ohio,       12/06 at 101       AAA    3,005,730
               Sewer System Revenue
               Bonds, Series 1996,
               5.250%, 12/01/21

       10,000 City of Cleveland, Ohio,      No Opt. Call       AAA   10,497,700
               Waterworks Improvement
               First Mortgage Refunding
               Revenue Bonds, 1993
               Series G, 5.500%, 1/01/21

           80 City of Cleveland, Ohio,       1/02 at 102       AAA       83,206
               Waterworks Improvement
               First Mortgage Revenue
               Refunding Bonds, Series
               F-92B, 6.500%, 1/01/11

        1,600 County of Greene, Ohio,       12/07 at 102       AAA    1,721,696
               Water System Revenue
               Bonds, Series 1996,
               6.125%, 12/01/21

        2,200 City of Greenville, Darke     12/02 at 102       AAA    2,334,790
               County, Ohio, Wastewater
               System First Mortgage
               Revenue Bonds
               (Governmental Enterprise
               Revenue Bonds), Series
               1992, 6.350%, 12/01/17

        1,000 City of Hamilton, Ohio,       10/01 at 102       AAA    1,026,970
               Water System Mortgage
               Revenue Bonds, 1991
               Series A, 6.400%,
               10/15/10

        1,000 County of Montgomery,         11/02 at 102       AAA    1,037,430
               Ohio, Greater Moraine
               Beavercreek Sewer
               District, Water Revenue
               Bonds, Series 1992,
               6.250%, 11/15/17

        2,000 Ohio Water Development         6/08 at 101       AAA    1,960,760
               Authority, Water
               Development Revenue
               Bonds, Fresh Water Series
               1998, 5.125%, 12/01/23

          750 Toledo, Ohio, Sewer System    11/04 at 102       AAA      821,073
               Revenue Mortgage Bonds,
               6.350%, 11/15/17

          500 Toledo, Ohio, Waterworks      11/04 at 102       AAA      544,740
               Revenue Refunding
               Mortgage Bonds, 6.450%,
               11/15/24
-------------------------------------------------------------------------------
   $  597,035 Total Investments (cost                               589,804,381
               $571,634,175) - 99.4%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                       3,341,363
              Liabilities - 0.6%
         ----------------------------------------------------------------------
              Net Assets - 100%                                    $593,145,744
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
         N/R Investment is not rated.
         (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
60

                 Portfolio of Investments
                 Nuveen Wisconsin Municipal Bond Fund
                 May 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Basic Materials - 2.2%

   $    1,000 Redevelopment Authority        No Opt. Call      Baa3 $   896,730
               of Green Bay, Wisconsin,
               Industrial Development
               Revenue Bonds (Fort
               James Project), Series
               1999, 5.600%, 5/01/19

-------------------------------------------------------------------------------
              Capital Goods - 0.7%

          300 Community Development           9/01 at 103       N/R     301,494
               Authority of the Village
               of Menomomee Falls,
               Wisconsin Development
               Revenue Bonds (Herker
               Industries, Inc.
               Project), Series 1996,
               5.250%, 3/01/08
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              Consumer Staples - 4.2%

        1,650 The Children's Trust            7/10 at 100       Aa3   1,713,146
               Fund, Tobacco Settlement
               Asset-Backed Bonds,
               Series 2000, 5.750%,
               7/01/20

-------------------------------------------------------------------------------
              Education and Civic
              Organizations - 3.8%

          475 Housing Authority of the        4/08 at 100       Aa3     450,034
               City of Ashland,
               Wisconsin, Student
               Housing Revenue Bonds
               (Northland College
               Project), Series 1998,
               5.100%, 4/01/18

          500 Community Development          11/06 at 102       AA-     483,985
               Authority of the City of
               Madison, Wisconsin,
               Fixed Rate Development
               Revenue Bonds (Fluno
               Center Project), Series
               1998A, 5.000%, 11/01/20

          300 Redevelopment Authority         6/09 at 102        A1     275,211
               of the City of
               Milwaukee, Wisconsin,
               Redevelopment Revenue
               Bonds (Young Women's
               Christian Association of
               Greater Milwaukee),
               Series 1999B, 5.300%,
               6/01/29

          370 Puerto Rico Industrial,         2/09 at 101       BBB     340,570
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Higher
               Education Revenue Bonds
               (Ana G. Mendez
               University System
               Project), Series 1999,
               5.375%, 2/01/29

-------------------------------------------------------------------------------
              Healthcare - 5.2%

          500 Puerto Rico Industrial,         1/05 at 102       AAA     530,575
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Bonds (Hospital
               Auxilio Mutuo Obligated
               Group Project), 1995
               Series A, 6.250%,
               7/01/24

          450 Puerto Rico Industrial,     8/05 at 101 1/2       AAA     478,053
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Refunding Bonds
               (FHA-Insured Mortgage
               Pila Hospital Project),
               1995 Series A, 5.875%,
               8/01/12

        1,000 Puerto Rico Industrial,        11/10 at 101        AA   1,108,990
               Tourist, Educational,
               Medical and
               Environmental Control
               Facilities Financing
               Authority, Hospital
               Revenue Bonds (Hospital
               de la Concepcion
               Project), 2000 Series A,
               6.500%, 11/15/20

-------------------------------------------------------------------------------
              Housing/Multifamily -
               9.5%

              Housing Authority of Dane
              County, Wisconsin,
              Multifamily Housing
              Revenue Bonds (Forest
              Harbor Apartments
              Project):
           25  5.900%, 7/01/12                7/02 at 102       N/R      25,175
           50  5.950%, 7/01/13                7/02 at 102       N/R      50,209
           50  6.000%, 7/01/14                7/02 at 102       N/R      50,139

          675 Kenosha Housing                 5/08 at 102       N/R     692,462
               Authority, Wisconsin,
               GNMA Collateralized
               Multifamily Housing
               Revenue Bonds (Villa
               Ciera, Inc. Project),
               Series 2000A, 5.900%,
               11/20/30

        1,000 Community Development           9/06 at 102       AAA     980,230
               Authority of the City of
               Madison, Wisconsin,
               Multifamily Housing
               Revenue Refunding Bonds
               (Greentree Glen
               Project), Series 1999A,
               5.500%, 9/20/29
               (Alternative Minimum
               Tax)

          200 Redevelopment Authority         8/07 at 102       N/R     202,166
               of the City of
               Milwaukee, Wisconsin,
               Multifamily Housing
               Revenue Bonds
               (FHA-Insured Mortgage
               Loan - City Hall Square
               Apartments Project),
               Series 1993, 6.000%,
               8/01/22 (Alternative
               Minimum Tax)

          500 Housing Authority of the        5/06 at 102       AAA     462,710
               City of Sheboygan,
               Wisconsin, Multifamily
               Revenue Refunding Bonds
               (Lake Shore Apartments),
               Series 1998A, 5.100%,
               11/20/26

          300 Housing Authority of            9/05 at 102       N/R     294,105
               Walworth County,
               Wisconsin, Housing
               Revenue Bonds (FHA-
               Insured Mortgage Loan -
               Kiwanis Heritage, Inc.
               Senior Apartments
               Project), Series 1997,
               5.550%, 9/01/22

              Housing Authority of the
              City of Waukesha,
              Wisconsin, Multifamily
              Housing Revenue Refunding
              Bonds (GNMA
              Collateralized Mortgage
              Loan - Westgrove Woods
              Project), Series 1996A:
          350  5.800%, 12/01/18              12/06 at 102       AAA     354,410
               (Alternative Minimum
               Tax)
          750  6.000%, 12/01/31              12/06 at 102       AAA     764,948
               (Alternative Minimum
               Tax)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
61

                 Portfolio of Investments
                 Nuveen Wisconsin Municipal Bond Fund (continued)
                 May 31, 2001

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Housing/Single Family -
               0.8%

   $      195 Puerto Rico Housing Bank        4/05 at 102       AAA $   202,492
               and Finance Agency,
               Single Family Mortgage
               Revenue Bonds
               (Affordable Housing
               Mortgage Subsidy
               Program), Single
               Portfolio I, 6.250%,
               4/01/29 (Alternative
               Minimum Tax)

          115 Virgin Islands Housing          3/05 at 102       AAA     118,541
               Finance Authority,
               Single Family Mortgage
               Revenue Refunding Bonds
               (GNMA Mortgage-Backed
               Securities Program),
               1995 Series A, 6.450%,
               3/01/16 (Alternative
               Minimum Tax)

-------------------------------------------------------------------------------
              Long-Term Care - 4.1%

              Housing Authority of
              Sheboygan County,
              Wisconsin, Housing
              Revenue Refunding Bonds
              (Rocky Knoll Health
              Center Project), Series
              1994:
          150  5.300%, 12/01/17              12/04 at 100        A1     141,117
          195  5.300%, 12/01/18              12/04 at 100        A1     182,034
          395  5.300%, 12/01/19              12/04 at 100        A1     365,810

        1,120 Waukesha County Housing        12/03 at 102       N/R   1,003,856
               Authority, Housing
               Revenue Refunding Bonds
               (The Arboretum Project),
               Series 1998, 5.250%,
               12/01/21 (Alternative
               Minimum Tax) (Optional
               put 12/01/12)

-------------------------------------------------------------------------------
              Tax Obligation/General -
               2.1%

          250 Government of Guam,            11/03 at 102      BBB-     247,073
               General Obligation
               Bonds, Series 1993A,
               5.400%, 11/15/18

          600 Puerto Rico Public          7/03 at 101 1/2      A***     618,996
               Building Authority,
               Public Education and
               Health Facilities
               Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series M, 5.750%,
               7/01/15

-------------------------------------------------------------------------------
              Tax Obligation/Limited -
               50.7%

              Community Development
              Authority of the Village
              of Ashwaubenon,
              Wisconsin, Lease Revenue
              Bonds (Arena Project),
              Series 1999A:
        2,000  5.700%, 6/01/24                6/09 at 100       Aa2   2,062,260
          700  5.800%, 6/01/29                6/09 at 100       Aa2     725,767

        1,500 Community Development           6/06 at 100        A3   1,607,025
               Authority of the City of
               Cudahy, Wisconsin,
               Redevelopment Lease
               Revenue Bonds, Series
               1995, 6.000%, 6/01/11

        1,000 Redevelopment Authority         2/08 at 100       N/R     954,640
               of the Village of De
               Forest, Wisconsin,
               Redevelopment Lease
               Revenue Bonds, Series
               1999B, 5.100%, 2/01/18

        1,500 Community Development           9/08 at 100       N/R   1,449,735
               Authority of the City of
               Glendale, Wisconsin,
               Community Development
               Lease Revenue Bonds,
               Series 1998A, 5.400%,
               9/01/18

          100 Community Development          10/11 at 100        A2      97,497
               Authority of the City of
               Glendale, Wisconsin,
               Community Development
               Lease Revenue Refunding
               Bonds, Tax Increment
               District No. 6, 5.000%,
               10/01/19

          350 Green Bay/Brown County          2/11 at 100       AAA     347,340
               Professional Football
               Stadium District,
               Wisconsin, Sales Tax
               Revenue Bonds (Lambeau
               Field Renovation
               Project), Series 2001A,
               5.000%, 2/01/19

              Redevelopment Authority
              of the City of Green Bay,
              Wisconsin, Lease Revenue
              Bonds (Convention Center
              Project), Series 1999A:
        1,300  5.250%, 6/01/24                6/09 at 100       Aa2   1,301,261
        1,650  5.100%, 6/01/29                6/09 at 100       Aa2   1,610,351

          500 Community Development          12/09 at 100       N/R     453,620
               Authority of the Village
               of Jackson, Wisconsin,
               Community Development
               Revenue Refunding Bonds,
               Series 1999, 5.100%,
               12/01/17

          300 Community Development           3/05 at 100       Aa2     321,282
               Authority of the City of
               Madison, Wisconsin,
               Lease Revenue Bonds
               (Monona Terrace
               Community and Convention
               Center Project), Series
               1995, 6.100%, 3/01/10

          320 Puerto Rico Highway and     7/02 at 101 1/2         A     335,731
               Transportation
               Authority, Highway
               Revenue Bonds, 1992
               Series V, 6.625%,
               7/01/12

        2,000 Puerto Rico Highway and         7/10 at 101         A   2,249,820
               Transportation
               Authority,
               Transportation Revenue
               Bonds, Series B, 6.500%,
               7/01/27

        2,500 Puerto Rico Public             No Opt. Call         A   2,623,025
               Building Authority,
               Revenue Refunding Bonds
               (Guaranteed by the
               Commonwealth of Puerto
               Rico), Series L, 5.500%,
               7/01/21

          500 Southeast Wisconsin            No Opt. Call       AAA     522,870
               Professional Baseball
               Park District, Sales Tax
               Revenue Refunding Bonds,
               Series 1998A, 5.500%,
               12/15/26

        1,000 Southeast Wisconsin            12/04 at 100       AAA   1,031,170
               Professional Baseball
               Park District, Sales Tax
               Revenue Bonds, Series
               1999, 6.100%, 12/15/29


--------------------------------------------------------------------------------
62

    Principal                               Optional Call                Market
 Amount (000) Description                     Provisions* Ratings**       Value
-------------------------------------------------------------------------------
              Tax Obligation/Limited
              (continued)

   $      375 Waterfront Redevelopment       10/08 at 100       N/R $   338,164
               Authority of the City of
               Sturgeon Bay, Wisconsin,
               Redevelopment Lease
               Revenue Bonds, Series
               1998A, 5.200%, 10/01/21

          600 Virgin Islands Public          10/08 at 101      BBB-     593,676
               Finance Authority,
               Revenue and Refunding
               Bonds (Virgin Islands
               Matching Fund Loan
               Notes), Series 1998A
               (Senior Lien/Refunding),
               5.625%, 10/01/25

          500 Wauwatosa Redevelopment        12/07 at 100       AAA     517,260
               Authority, Milwaukee
               County, Wisconsin,
               Redevelopment Authority
               Lease Revenue Bonds,
               Series 1997, 5.650%,
               12/01/16

              Wisconsin Center
              District, Junior
              Dedicated Tax Revenue
              Refunding Bonds, Series
              1999:
        1,000  5.250%, 12/15/23              No Opt. Call       AAA   1,013,890
          500  5.250%, 12/15/27              No Opt. Call       AAA     504,355

-------------------------------------------------------------------------------
              Transportation - 2.5%

        1,000 Puerto Rico Ports               6/06 at 102      BBB-   1,023,570
               Authority, Special
               Facilities Revenue Bonds
               (American Airlines, Inc.
               Project), 1996 Series A,
               6.250%, 6/01/26
               (Alternative Minimum
               Tax)

-------------------------------------------------------------------------------
              U.S. Guaranteed - 8.6%

              Puerto Rico
               Infrastructure Financing
               Authority, Special
               Obligation Bonds, 2000
               Series A:
          250  5.375%, 10/01/16              10/10 at 101       AAA     260,655
          750  5.500%, 10/01/20              10/10 at 101       AAA     780,840

          145 Puerto Rico Electric            7/04 at 102       AAA     160,791
               Power Authority, Power
               Revenue Bonds, Series T,
               6.375%, 7/01/24 (Pre-
               refunded to 7/01/04)

          125 Puerto Rico Telephone       1/03 at 101 1/2       AAA     131,321
               Authority, Revenue
               Refunding Bonds, Series
               M, 5.400%, 1/01/08 (Pre-
               refunded to 1/01/03)

              Southeast Wisconsin
               Professional Baseball
               Park District, Sales Tax
               Revenue Bonds, Series
               1996:
          225  5.650%, 12/15/16 (Pre-         3/07 at 101       AAA     247,057
               refunded to 3/13/07)
          600  5.800%, 12/15/26 (Pre-         3/07 at 101       AAA     663,438
               refunded to 3/13/07)

          150 Redevelopment Authority         5/02 at 102     AA***     156,656
               of the City of Superior,
               Wisconsin, Revenue Bonds
               (Superior Memorial
               Hospital, Inc. - FHA-
               Insured Mortgage Loan),
               Series 1994, 5.600%,
               11/01/07 (Pre-refunded
               to 5/01/02)

        1,000 Wisconsin Center               12/06 at 101       AAA   1,101,940
               District, Junior
               Dedicated Tax Revenue
               Bonds, Series 1996B,
               5.700%, 12/15/20
               (Pre-refunded to
               12/15/06)

-------------------------------------------------------------------------------
              Utilities - 4.8%

          315 Guam Power Authority,          10/02 at 102       AAA     334,952
               Revenue Bonds, 1992
               Series A, 6.300%,
               10/01/22

        1,500 Puerto Rico Electric            7/10 at 101       AAA   1,511,025
               Power Authority, Power
               Revenue Bonds, Series
               HH, 5.250%, 7/01/29

          115 Puerto Rico Electric            7/04 at 102        A-     120,942
               Power Authority, Power
               Revenue Bonds, Series T,
               6.000%, 7/01/16

-------------------------------------------------------------------------------
   $   39,835 Total Investments (cost                                40,489,187
               $39,717,254) - 99.2%
-------------------------------------------------------------------------------
------------
              Other Assets Less                                         314,941
               Liabilities - 0.8%
         ----------------------------------------------------------------------
              Net Assets - 100%                                     $40,804,128
         ----------------------------------------------------------------------

         * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the ear-liest optional call or redemption. There may be other call provi-sions at varying prices at later dates.
         ** Ratings (not covered by the report of independent public accoun-
            tants): Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing suffi-
             cient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securi-ties.
         N/R Investment is not rated.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
63

                 Statement of Net Assets
                 May 31, 2001


                                Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------------
Assets
Investments in municipal
 securities, at market
 value                    $107,661,278 $453,853,320 $276,987,486 $219,910,036 $589,804,381 $40,489,187
Cash                           204,124      567,086           --           --           --          --
Receivables:
 Interest                    1,907,911    6,667,211    3,843,821    4,181,610   10,625,446     824,441
 Investments sold            1,056,333    6,658,250    1,761,198      185,274    1,000,000          --
 Shares sold                   253,956      645,846      170,282      480,431      822,678     127,381
Other assets                     1,707       17,865       10,996        2,574       24,417         567
------------------------------------------------------------------------------------------------------
  Total assets             111,085,309  468,409,578  282,773,783  224,759,925  602,276,922  41,441,576
------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                      --           --      486,840    1,206,708    6,715,344     477,083
Payables:
 Investments purchased       4,241,019   12,931,288    1,923,868           --           --          --
 Shares redeemed               288,175      611,366      109,105      164,762      657,678         500
Accrued expenses:
 Management fees                49,090      205,722      128,514      102,495      267,345      18,957
 12b-1 distribution and
  service fees                  24,674      101,365       65,541       47,676      106,690      12,194
 Other                          51,557      202,842      103,934       95,280      222,394      47,222
Dividends payable              193,133      927,823      399,217      394,607    1,161,727      81,492
------------------------------------------------------------------------------------------------------
  Total liabilities          4,847,648   14,980,406    3,217,019    2,011,528    9,131,178     637,448
------------------------------------------------------------------------------------------------------
Net assets                $106,237,661 $453,429,172 $279,556,764 $222,748,397 $593,145,744 $40,804,128
------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                $ 91,061,654 $403,793,416 $211,992,050 $202,697,798 $385,225,520 $30,943,806
Shares outstanding           8,966,553   37,381,770   18,609,597   18,929,843   34,703,389   3,103,058
Net asset value and
 redemption price per
 share                    $      10.16 $      10.80 $      11.39 $      10.71 $      11.10 $      9.97
Offering price per share
 (net asset value per
 share plus
 maximum sales charge of
 4.20% of offering
 price)                   $      10.61 $      11.27 $      11.89 $      11.18 $      11.59 $     10.41
------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                $  6,850,823 $ 12,976,567 $  8,641,915 $  6,991,447 $ 19,846,298 $ 4,400,898
Shares outstanding             679,136    1,201,241      757,710      652,984    1,789,634     439,986
Net asset value,
 offering and redemption
 price per share          $      10.09 $      10.80 $      11.41 $      10.71 $      11.09 $     10.00
------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                $  6,358,517 $ 35,770,316 $ 36,123,374 $ 12,589,188 $ 41,396,063 $ 5,408,477
Shares outstanding             624,944    3,313,824    3,175,016    1,176,289    3,733,394     541,086
Net asset value,
 offering and redemption
 price per share          $      10.17 $      10.79 $      11.38 $      10.70 $      11.09 $     10.00
------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                $  1,966,667 $    888,873 $ 22,799,425 $    469,964 $146,677,863 $    50,947
Shares outstanding             192,748       82,461    2,001,165       43,878   13,220,454       5,087
Net asset value,
 offering and redemption
 price per share          $      10.20 $      10.78 $      11.39 $      10.71 $      11.09 $     10.02
------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
64

                 Statement of Operations
                 Year Ended May 31, 2001


                               Kansas     Kentucky     Michigan     Missouri         Ohio  Wisconsin
------------------------------------------------------------------------------------------------------
Investment Income         $ 6,156,157  $26,710,910  $16,881,599  $13,453,990  $35,665,549  $2,177,347
------------------------------------------------------------------------------------------------------
Expenses
Management fees               561,330    2,391,794    1,519,129    1,185,751    3,166,097     215,505
12b-1 service fees -
  Class A                     177,204      802,622      427,157      400,768      781,526      59,627
12b-1 distribution and
 service fees - Class B        57,144      106,135       77,815       55,670      167,363      40,736
12b-1 distribution and
 service fees - Class C        44,562      249,631      268,859       82,418      308,244      37,741
Shareholders' servicing
 agent fees and expenses       65,659      304,554      186,217      152,530      437,830      28,283
Custodian's fees and
 expenses                      49,988      230,462       76,414       59,007      151,377      31,810
Trustees' fees and
 expenses                       2,646       11,873        6,545        5,395       13,967         976
Professional fees              10,592        7,100       13,574       13,066       20,132       9,438
Shareholders' reports -
  printing and mailing
 expenses                      13,336       14,174       33,277       29,430       76,268       1,906
Federal and state
 registration fees              4,649       11,493       18,515        9,799       12,869       7,275
Other expenses                  4,971       13,661       16,648       10,791       32,697       5,928
------------------------------------------------------------------------------------------------------
Total expenses before
 custodian fee credit
 and expense
 reimbursement                992,081    4,143,499    2,644,150    2,004,625    5,168,370     439,225
 Custodian fee credit          (8,636)     (89,291)      (7,723)     (13,129)     (23,204)     (6,434)
 Expense reimbursement             --           --           --           --           --        (110)
------------------------------------------------------------------------------------------------------
Net expenses                  983,445    4,054,208    2,636,427    1,991,496    5,145,166     432,681
------------------------------------------------------------------------------------------------------
Net investment income       5,172,712   22,656,702   14,245,172   11,462,494   30,520,383   1,744,666
------------------------------------------------------------------------------------------------------
Realized and Unrealized
 Gain (Loss) from
 Investments
Net realized gain (loss)
 from investment
 transactions                 760,827       85,408     (925,976)     246,737      160,286    (281,341)
Net change in unrealized
 appreciation or
 depreciation of
 investments                5,391,332   21,256,252   16,792,494   10,630,323   26,153,382   3,206,930
------------------------------------------------------------------------------------------------------
Net gain from
 investments                6,152,159   21,341,660   15,866,518   10,877,060   26,313,668   2,925,589
------------------------------------------------------------------------------------------------------
Net increase in net
 assets from operations   $11,324,871  $43,998,362  $30,111,690  $22,339,554  $56,834,051  $4,670,255
------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
65

                 Statement of Changes in Net Assets



                                   Kansas                     Kentucky
                          --------------------------  --------------------------
                            Year Ended    Year Ended    Year Ended    Year Ended
                               5/31/01       5/31/00       5/31/01       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $  5,172,712  $  5,755,182  $ 22,656,702  $ 24,394,754
Net realized gain (loss)
 from investment
 transactions                  760,827    (1,856,917)       85,408    (2,745,870)
Net change in unrealized
 appreciation or
 depreciation of
 investments                 5,391,332    (9,891,964)   21,256,252   (39,326,078)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 11,324,871    (5,993,699)   43,998,362   (17,677,194)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                    (4,502,270)   (5,121,797)  (20,807,437)  (22,138,658)
 Class B                      (261,694)     (259,717)     (495,537)     (462,178)
 Class C                      (269,481)     (267,160)   (1,533,533)   (1,603,843)
 Class R                       (78,640)      (58,522)      (47,426)      (44,742)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --            --            --      (141,050)
 Class B                            --            --            --        (3,489)
 Class C                            --            --            --       (11,491)
 Class R                            --            --            --          (277)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders               (5,112,085)   (5,707,196)  (22,883,933)  (24,405,728)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  12,556,493    19,554,426    41,713,067    34,668,969
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               2,217,731     2,362,345    10,911,972    11,717,449
---------------------------------------------------------------------------------
                            14,774,224    21,916,771    52,625,039    46,386,418
Cost of shares redeemed    (13,563,428)  (37,887,663)  (56,426,425)  (83,321,836)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions          1,210,796   (15,970,892)   (3,801,386)  (36,935,418)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               7,423,582   (27,671,787)   17,313,043   (79,018,340)
Net assets at the
 beginning of year          98,814,079   126,485,866   436,116,129   515,134,469
---------------------------------------------------------------------------------
Net assets at the end of
 year                     $106,237,661  $ 98,814,079  $453,429,172  $436,116,129
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $    109,025  $     48,398  $    (77,967) $    149,264
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
66

                                  Michigan                    Missouri
                          --------------------------  --------------------------
                            Year Ended    Year Ended    Year Ended    Year Ended
                               5/31/01       5/31/00       5/31/01       5/31/00
---------------------------------------------------------------------------------
Operations
Net investment income     $ 14,245,172  $ 15,602,881  $ 11,462,494  $ 12,061,162
Net realized gain (loss)
 from investment
 transactions                 (925,976)     (394,763)      246,737    (2,020,468)
Net change in unrealized
 appreciation or
 depreciation of
 investments                16,792,494   (28,450,971)   10,630,323   (19,301,987)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 30,111,690   (13,242,853)   22,339,554    (9,261,293)
---------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                   (10,863,258)  (12,042,377)  (10,664,275)  (11,141,958)
 Class B                      (354,702)     (361,994)     (265,994)     (236,092)
 Class C                    (1,621,637)   (1,947,437)     (520,865)     (550,719)
 Class R                    (1,194,993)   (1,296,715)      (25,489)      (23,125)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --    (1,049,044)           --      (180,545)
 Class B                            --       (39,171)           --        (4,669)
 Class C                            --      (197,494)           --       (10,309)
 Class R                            --      (111,365)           --          (388)
---------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders              (14,034,590)  (17,045,597)  (11,476,623)  (12,147,805)
---------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  19,054,829    29,218,364    17,740,309    20,575,977
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions               4,667,073     5,398,852     4,581,403     4,893,389
---------------------------------------------------------------------------------
                            23,721,902    34,617,216    22,321,712    25,469,366
Cost of shares redeemed    (33,986,230)  (73,969,592)  (20,542,606)  (51,574,976)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions        (10,264,328)  (39,352,376)    1,779,106   (26,105,610)
---------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               5,812,772   (69,640,826)   12,642,037   (47,514,708)
Net assets at the
 beginning of year         273,743,992   343,384,818   210,106,360   257,621,068
---------------------------------------------------------------------------------
Net assets at the end of
 year                     $279,556,764  $273,743,992  $222,748,397  $210,106,360
---------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $    188,877  $    (21,705) $    100,208  $    114,337
---------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
67

                                     Ohio                     Wisconsin
                          ---------------------------  ------------------------
                            Year Ended     Year Ended   Year Ended   Year Ended
                               5/31/01        5/31/00      5/31/01      5/31/00
--------------------------------------------------------------------------------
Operations
Net investment income     $ 30,520,383  $  33,551,146  $ 1,744,666  $ 1,704,820
Net realized gain (loss)
 from investment
 transactions                  160,286     (2,577,216)    (281,341)    (477,769)
Net change in unrealized
 appreciation or
 depreciation of
 investments                26,153,382    (53,215,799)   3,206,930   (3,230,901)
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                 56,834,051    (22,241,869)   4,670,255   (2,003,850)
--------------------------------------------------------------------------------
Distributions to
 Shareholders
From and in excess of
 net investment income:
 Class A                   (20,246,079)   (22,189,309)  (1,341,564)  (1,391,257)
 Class B                      (780,947)      (662,279)    (161,201)    (151,936)
 Class C                    (1,906,208)    (2,145,445)    (197,932)    (155,424)
 Class R                    (7,925,127)    (8,169,406)      (2,279)      (4,000)
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                            --       (642,306)          --      (21,301)
 Class B                            --        (23,438)          --       (2,734)
 Class C                            --        (69,942)          --       (2,580)
 Class R                            --       (228,223)          --          (71)
--------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders              (30,858,361)   (34,130,348)  (1,702,976)  (1,729,303)
--------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                  46,275,082     59,087,951    5,562,635    9,278,100
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions              14,072,781     15,604,423      980,958    1,090,876
--------------------------------------------------------------------------------
                            60,347,863     74,692,374    6,543,593   10,368,976
Cost of shares redeemed    (81,295,926)  (128,151,087)  (7,239,664)  (4,679,549)
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from Fund
 share transactions        (20,948,063)   (53,458,713)    (696,071)   5,689,427
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets               5,027,627   (109,830,930)   2,271,208    1,956,274
Net assets at the
 beginning of year         588,118,117    697,949,047   38,532,920   36,576,646
--------------------------------------------------------------------------------
Net assets at the end of
 year                     $593,145,744  $ 588,118,117  $40,804,128  $38,532,920
--------------------------------------------------------------------------------
Undistributed (Over-
 distribution of) net
 investment income at
 the end of year          $     81,263  $     419,241  $    44,840  $     3,150
--------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
68

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), the Nuveen Ken-tucky Municipal Bond Fund ("Kentucky"), the Nuveen Michigan Municipal Bond Fund ("Michigan"), the Nuveen Missouri Municipal Bond Fund ("Missouri"), the Nuveen Ohio Municipal Bond Fund ("Ohio") and the Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal se-curities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, ma-turity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at am-ortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2001, Kansas, Kentucky and Michigan had outstanding when-issued or delayed delivery purchase commitments of $4,241,019, $12,931,288 and $972,375, respectively. There were no such outstanding pur-chase commitments in any of the other Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securi-ties.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first busi-ness day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net real-ized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distribu-tions as a result of these differences may occur and will be classified as ei-ther distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applica-ble to regulated investment companies and to distribute all of its net invest-ment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each fund intends to satisfy conditions which will ena-ble interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when dis-tributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2001, have been designated Exempt Interest Dividends.

-------------------------------------------------------------------------------
69

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. Dur-ing the fiscal year ended May 31, 2001, Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate secu-rity. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of a fixed rate security since the interest rate is dependent on the general level of interest rates as well as the short-term interest paid on the floating rate security. Kansas, Ken-tucky, Michigan, Missouri and Wisconsin did not invest in any such securities during the fiscal year ended May 31, 2001.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

-------------------------------------------------------------------------------
70

2. Fund Shares

Transactions in Fund shares were as follows:

                                             Kansas
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                    848,268  $  8,550,130   1,507,689  $ 15,241,284
 Class B                    166,763     1,665,185      79,805       789,360
 Class C                    173,639     1,751,431     222,627     2,197,281
 Class R                     57,269       589,747     134,165     1,326,501
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    200,919     2,007,892     213,525     2,107,243
 Class B                     10,445       103,710      11,564       113,298
 Class C                     10,363       103,682      14,018       138,819
 Class R                        244         2,447         301         2,985
----------------------------------------------------------------------------
                          1,467,910    14,774,224   2,183,694    21,916,771
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,141,780)  (11,376,804) (3,443,748)  (33,609,519)
 Class B                    (63,329)     (628,256)   (149,143)   (1,440,844)
 Class C                   (148,153)   (1,492,900)   (234,477)   (2,284,078)
 Class R                     (6,588)      (65,468)    (56,973)     (553,222)
----------------------------------------------------------------------------
                         (1,359,850)  (13,563,428) (3,884,341)  (37,887,663)
----------------------------------------------------------------------------
Net increase (decrease)     108,060  $  1,210,796  (1,700,647) $(15,970,892)
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
71

                                            Kentucky
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  2,902,128  $ 31,121,534   2,428,128  $ 25,922,513
 Class B                    345,031     3,714,916     255,691     2,744,791
 Class C                    638,154     6,870,962     553,567     5,921,610
 Class R                        527         5,655       7,528        80,055
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    921,253     9,829,667   1,000,358    10,629,887
 Class B                     22,337       238,572      21,781       231,167
 Class C                     76,878       820,340      78,803       835,960
 Class R                      2,197        23,393       1,932        20,435
----------------------------------------------------------------------------
                          4,908,505    52,625,039   4,347,788    46,386,418
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (4,715,967)  (50,272,154) (6,784,847)  (71,616,479)
 Class B                   (151,573)   (1,619,114)   (176,173)   (1,860,551)
 Class C                   (422,163)   (4,510,641)   (933,795)   (9,818,678)
 Class R                     (2,267)      (24,516)     (2,388)      (26,128)
----------------------------------------------------------------------------
                         (5,291,970)  (56,426,425) (7,897,203)  (83,321,836)
----------------------------------------------------------------------------
Net increase (decrease)    (383,465) $ (3,801,386) (3,549,415) $(36,935,418)
----------------------------------------------------------------------------

                                            Michigan
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,224,300  $ 13,729,832   1,889,391  $ 20,946,567
 Class B                    151,492     1,704,336     222,691     2,498,621
 Class C                    246,184     2,780,994     419,950     4,688,020
 Class R                     74,441       839,667      96,682     1,085,156
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    287,511     3,222,605     329,072     3,670,322
 Class B                     11,365       127,573      13,162       146,758
 Class C                     48,636       544,232      57,634       642,090
 Class R                     68,955       772,663      84,228       939,682
----------------------------------------------------------------------------
                          2,112,884    23,721,902   3,112,810    34,617,216
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (2,271,660)  (25,492,198) (4,851,458)  (53,802,275)
 Class B                   (124,182)   (1,392,261)   (169,560)   (1,868,192)
 Class C                   (442,061)   (4,947,303) (1,297,558)  (14,362,469)
 Class R                   (191,770)   (2,154,468)   (355,143)   (3,936,656)
----------------------------------------------------------------------------
                         (3,029,673)  (33,986,230) (6,673,719)  (73,969,592)
----------------------------------------------------------------------------
Net increase (decrease)    (916,789) $(10,264,328) (3,560,909) $(39,352,376)
----------------------------------------------------------------------------


--------------------------------------------------------------------------------
72

                                            Missouri
                         --------------------------------------------------
                               Year Ended                Year Ended
                                 5/31/01                   5/31/00
                         ------------------------  ------------------------
                             Shares        Amount      Shares        Amount
----------------------------------------------------------------------------
Shares sold:
 Class A                  1,165,250  $ 12,347,126   1,628,096  $ 17,199,446
 Class B                    240,591     2,549,754     108,880     1,149,216
 Class C                    267,112     2,838,961     204,033     2,143,915
 Class R                        434         4,468       7,847        83,400
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    407,597     4,303,932     435,828     4,587,139
 Class B                      8,595        90,768       9,242        97,108
 Class C                     17,550       185,281      19,257       202,833
 Class R                        135         1,422         598         6,309
----------------------------------------------------------------------------
                          2,107,264    22,321,712   2,413,781    25,469,366
----------------------------------------------------------------------------
Shares redeemed:
 Class A                 (1,730,189)  (18,249,065) (4,424,031)  (46,242,665)
 Class B                   (103,748)   (1,093,943)    (86,351)     (895,197)
 Class C                   (113,968)   (1,198,102)   (427,653)   (4,433,319)
 Class R                       (140)       (1,496)       (370)       (3,795)
----------------------------------------------------------------------------
                         (1,948,045)  (20,542,606) (4,938,405)  (51,574,976)
----------------------------------------------------------------------------
Net increase (decrease)     159,219  $  1,779,106  (2,524,624) $(26,105,610)
----------------------------------------------------------------------------

                                               Ohio
                         ----------------------------------------------------
                               Year Ended                 Year Ended
                                 5/31/01                    5/31/00
                         ------------------------  --------------------------
                             Shares        Amount       Shares         Amount
------------------------------------------------------------------------------
Shares sold:
 Class A                  2,581,391  $ 28,569,455    3,549,057  $  38,864,853
 Class B                    548,793     6,050,062      411,463      4,518,191
 Class C                    543,232     6,019,229      884,863      9,719,050
 Class R                    511,079     5,636,336      550,775      5,985,857
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    689,457     7,600,715      786,928      8,631,342
 Class B                     25,448       280,631       25,901        283,499
 Class C                     60,895       670,746       68,823        753,496
 Class R                    500,776     5,520,689      541,498      5,936,086
------------------------------------------------------------------------------
                          5,461,071    60,347,863    6,819,308     74,692,374
------------------------------------------------------------------------------
Shares redeemed:
 Class A                 (5,264,633)  (58,012,103)  (8,355,258)   (90,853,953)
 Class B                   (194,595)   (2,141,194)    (281,142)    (3,047,663)
 Class C                   (754,129)   (8,295,174)  (1,472,992)   (16,038,347)
 Class R                 (1,163,434)  (12,847,455)  (1,680,235)   (18,211,124)
------------------------------------------------------------------------------
                         (7,376,791)  (81,295,926) (11,789,627)  (128,151,087)
------------------------------------------------------------------------------
Net increase (decrease)  (1,915,720) $(20,948,063)  (4,970,319) $ (53,458,713)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
73


                                               Wisconsin
                               ---------------------------------------------
                                    Year Ended             Year Ended
                                     5/31/01                 5/31/00
                               ---------------------  ----------------------
                                 Shares       Amount     Shares       Amount
-----------------------------------------------------------------------------
Shares sold:
 Class A                        399,617  $ 3,948,340    659,994  $ 6,363,307
 Class B                         62,026      605,947     87,325      842,656
 Class C                        102,536    1,008,008    218,789    2,071,829
 Class R                             34          340         33          308
Shares issued to shareholders
 due to reinvestment of
 distributions:
 Class A                         80,417      785,813     94,935      905,114
 Class B                          7,485       73,434      7,208       69,002
 Class C                         12,179      119,445     11,768      112,454
 Class R                            231        2,266        449        4,306
-----------------------------------------------------------------------------
                                664,525    6,543,593  1,080,501   10,368,976
-----------------------------------------------------------------------------
Shares redeemed:
 Class A                       (638,517)  (6,216,348)  (357,250)  (3,363,693)
 Class B                        (58,461)    (578,588)   (36,619)    (344,944)
 Class C                        (44,914)    (444,728)   (97,550)    (915,013)
 Class R                             --           --     (6,109)     (55,899)
-----------------------------------------------------------------------------
                               (741,892)  (7,239,664)  (497,528)  (4,679,549)
-----------------------------------------------------------------------------
Net increase (decrease)         (77,367) $  (696,071)   582,973  $ 5,689,427
-----------------------------------------------------------------------------

3. Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 2, 2001, to shareholders of record on June 8, 2001, as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
Dividend per share:
 Class A                     $.0430       $.0455       $.0480       $.0470       $.0465      $.0370
 Class B                      .0365        .0390        .0410        .0400        .0395       .0310
 Class C                      .0385        .0405        .0425        .0420        .0415       .0325
 Class R                      .0450        .0470        .0495        .0485        .0485       .0385
---------------------------------------------------------------------------------------------------

4. Securities Transactions

Purchases and sales (including maturities) of investments in long-term munici-pal securities and short-term municipal securities for the fiscal year ended
May 31, 2001, were as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
Purchases:
 Long-term municipal
  securities            $18,087,149  $64,327,158  $30,291,685  $31,304,201  $69,688,845  $6,057,902
 Short-term municipal
  securities                500,000   59,300,000    1,500,000    7,700,000    9,500,000          --
Sales and maturities:
 Long-term municipal
  securities             18,400,119   61,801,402   39,521,697   27,822,738   89,614,332   7,351,780
 Short-term municipal
  securities                500,000   59,300,000    3,100,000    7,700,000    9,500,000          --
---------------------------------------------------------------------------------------------------

At May 31, 2001, the cost of investments owned for federal income tax purposes were as follows:

                             Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------
                       $105,737,041 $441,045,791 $267,191,133 $215,309,293 $571,634,175 $39,729,463
---------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
74

At May 31, 2001, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

          Kansas   Kentucky Michigan   Missouri       Ohio Wisconsin
--------------------------------------------------------------------
2003  $4,239,199 $       -- $     -- $       -- $       -- $     --
2004          --         --       --         --         --       --
2005          --         --       --         --         --       --
2006          --         --       --         --         --       --
2007          --         --       --         --         --       --
2008     671,721  1,212,241  202,696    856,804    975,597   97,530
2009     424,368  1,448,222       --    691,893  1,441,334  649,372
--------------------------------------------------------------------
      $5,335,288 $2,660,463 $202,696 $1,548,697 $2,416,931 $746,902
--------------------------------------------------------------------

5. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at May 31, 2001, were as follows:

                        Kansas     Kentucky     Michigan     Missouri          Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Gross unrealized:
 appreciation      $ 4,403,797  $18,851,024  $15,792,383  $ 8,878,662  $ 29,477,638  $1,381,921
 depreciation       (2,479,560)  (6,043,495)  (5,996,030)  (4,277,919)  (11,307,432)   (622,197)
------------------------------------------------------------------------------------------------
Net unrealized
 appreciation      $ 1,924,237  $12,807,529  $ 9,796,353  $ 4,600,743  $ 18,170,206  $  759,724
------------------------------------------------------------------------------------------------

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as fol-lows:

Average Daily Net Assets        Management Fee
-----------------------------------------------
For the first $125 million          .5500 of 1%
For the next $125 million           .5375 of 1
For the next $250 million           .5250 of 1
For the next $500 million           .5125 of 1
For the next $1 billion             .5000 of 1
For the next $3 billion             .4750 of 1
For net assets over $5 billion      .4500 of 1
-----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no com-pensation directly to those of its Trustees who are affiliated with the Ad-viser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse cer-tain expenses of Ohio in order to limit total expenses to .75 of 1% of the av-erage daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional ex-penses in any of the Funds from time to time, which may be terminated at any time at its discretion.

During the fiscal year ended May 31, 2001, Nuveen Investments (the "Distribu-tor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                          Kansas Kentucky Michigan Missouri     Ohio Wisconsin
------------------------------------------------------------------------------
Sales charges collected  $68,540 $422,208 $120,774 $225,134 $313,944   $36,092
Paid to authorized
 dealers                  68,540  422,208  114,516  212,125  313,944    36,092
------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.


-------------------------------------------------------------------------------
75

During the fiscal year ended May 31, 2001, the Distributor compensated autho-rized dealers directly with commission advances at the time of purchase as follows:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------

Commission advances           $100,631      $314,891       $95,046      $144,426      $322,150      $53,437
------------------------------------------------------------------------------------------------------------
To compensate for commissions advanced to authorized dealers, all 12b-1 serv-
ice fees collected on Class B Shares during the first year following a pur-
chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2001, the Distributor retained such 12b-1 fees as follows:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------
12b-1 fees retained            $59,175      $110,413       $80,425       $57,874      $174,041      $46,395
------------------------------------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2001, as follows:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------
CDSC retained                  $29,380       $68,031       $29,049       $29,765       $65,734      $45,305
------------------------------------------------------------------------------------------------------------

7. Composition of Net Assets

At May 31, 2001, the Funds had an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                Kansas      Kentucky      Michigan      Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------
Capital paid-in           $109,539,687  $443,360,073  $269,774,230  $219,596,144  $577,311,206  $40,746,465
Undistributed (Over-
 distribution of) net
 investment income             109,025       (77,967)      188,877       100,208        81,263       44,840
Accumulated net realized
 gain (loss) from
 investment transactions    (5,335,288)   (2,662,178)   (1,541,326)   (1,783,067)   (2,416,931)    (759,110)
Net unrealized
 appreciation of
 investments                 1,924,237    12,809,244    11,134,983     4,835,112    18,170,206      771,933
------------------------------------------------------------------------------------------------------------
Net assets                $106,237,661  $453,429,172  $279,556,764  $222,748,397  $593,145,744  $40,804,128
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
76

                 Financial Highlights

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                  Investment Operations              Less Distributions
                            -------------------------------    ------------------------------
KANSAS
                                              Net                  From
                                        Realized/                and in
                                       Unrealized                Excess
                Beginning        Net      Invest-                of Net                          Ending
                      Net    Invest-         ment               Invest-                             Net
Year Ended          Asset       ment         Gain                  ment    Capital                Asset         Total
May 31,             Value     Income       (Loss)     Total      Income      Gains    Total       Value     Return(a)
---------------------------------------------------------------------------------------------------------------------
 Class A (1/92)
 2001              $ 9.54       $.51        $ .62     $1.13       $(.51)       $--    $(.51)     $10.16         12.02 %
 2000               10.49        .50         (.96)     (.46)       (.49)        --     (.49)       9.54         (4.38)
 1999               10.60        .51         (.11)      .40        (.51)        --     (.51)      10.49          3.81
 1998               10.19        .52          .41       .93        (.52)        --     (.52)      10.60          9.32
 1997                9.83        .53          .36       .89        (.53)        --     (.53)      10.19          9.21
 Class B (2/97)
 2001                9.48        .44          .61      1.05        (.44)        --     (.44)      10.09         11.17
 2000               10.43        .42         (.95)     (.53)       (.42)        --     (.42)       9.48         (5.14)
 1999               10.54        .43         (.11)      .32        (.43)        --     (.43)      10.43          3.07
 1998               10.13        .44          .41       .85        (.44)        --     (.44)      10.54          8.57
 1997(d)            10.23        .13         (.12)      .01        (.11)        --     (.11)      10.13           .13
 Class C (2/97)
 2001                9.56        .46          .61      1.07        (.46)        --     (.46)      10.17         11.29
 2000               10.51        .45         (.96)     (.51)       (.44)        --     (.44)       9.56         (4.89)
 1999               10.63        .45         (.11)      .34        (.46)        --     (.46)      10.51          3.18
 1998               10.21        .47          .42       .89        (.47)        --     (.47)      10.63          8.85
 1997(d)            10.18        .15          .04       .19        (.16)        --     (.16)      10.21          1.85
 Class R (2/97)
 2001                9.59        .54          .60      1.14        (.53)        --     (.53)      10.20         12.12
 2000               10.55        .52         (.96)     (.44)       (.52)        --     (.52)       9.59         (4.22)
 1999               10.66        .54         (.11)      .43        (.54)        --     (.54)      10.55          4.06
 1998               10.22        .56          .43       .99        (.55)        --     (.55)      10.66          9.84
 1997(d)            10.20        .18         (.02)      .16        (.14)        --     (.14)      10.22          1.55
---------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                        Ratios/Supplemental Data
                   ------------------------------------------------------------------------------------------------
                                   Before Credit/              After               After Credit/
                                   Reimbursement          Reimbursement(b)        Reimbursement(c)
FLORIDA                        --------------------     --------------------    ---------------------
                                              Ratio                    Ratio                    Ratio
                                                 of                       of                       of
                                                Net                      Net                      Net
                                            Invest-                  Invest-                  Invest-
                               Ratio of        ment     Ratio of        ment     Ratio of        ment
                               Expenses      Income     Expenses      Income     Expenses      Income
                     Ending         to          to           to          to           to          to
                        Net    Average     Average      Average     Average      Average     Average     Portfolio
Year Ended           Assets        Net         Net          Net         Net          Net         Net      Turnover
May 31,               (000)     Assets      Assets       Assets      Assets       Assets      Assets          Rate
-------------------------------------------------------------------------------------------------------------------
 Class A (1/92)
 2001              $ 91,062        .90%       5.13%         .90%       5.13%         .89%       5.14%           18%
 2000                86,460       1.01        5.04         1.01        5.05         1.00        5.06            54
 1999               113,140        .90        4.63          .76        4.78          .75        4.78            27
 1998               102,217        .90        4.79          .71        4.98          .71        4.98            13
 1997                95,891       1.03        4.89          .68        5.24          .68        5.24            40
 Class B (2/97)
 2001                 6,851       1.65        4.38         1.65        4.38         1.64        4.39            18
 2000                 5,361       1.77        4.31         1.77        4.31         1.76        4.32            54
 1999                 6,497       1.65        3.89         1.51        4.03         1.51        4.03            27
 1998                 3,238       1.65        4.02         1.45        4.22         1.45        4.22            13
 1997(d)                605       1.65*       4.24*        1.27*       4.62*        1.27*       4.62*           40
 Class C (2/97)
 2001                 6,359       1.45        4.58         1.45        4.58         1.44        4.59            18
 2000                 5,633       1.57        4.51         1.56        4.51         1.56        4.52            54
 1999                 6,171       1.45        4.10         1.32        4.23         1.32        4.23            27
 1998                 1,716       1.44        4.21         1.24        4.41         1.24        4.41            13
 1997(d)                 91       1.45*       4.49*        1.09*       4.85*        1.09*       4.85*           40
 Class R (2/97)
 2001                 1,967        .69        5.33          .69        5.33          .68        5.34            18
 2000                 1,360        .85        5.32          .85        5.32          .84        5.33            54
 1999                   679        .70        4.87          .59        4.97          .59        4.97            27
 1998                    12        .70        4.97          .51        5.16          .51        5.16            13
 1997(d)                 --        .08*       6.53*          --        6.61*          --        6.61*           40
-------------------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
77

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations      Less Distributions
                       -------------------------  -----------------------
KENTUCKY
                                                     From
                                      Net          and in
                                Realized/          Excess
             Beginning     Net Unrealized          of Net                  Ending
                   Net Invest-    Invest-         Invest-                     Net
Year Ended       Asset    ment  ment Gain            ment  Capital          Asset     Total
May 31,          Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
---------------------------------------------------------------------------------------------
Class A (5/87)
 2001           $10.30    $.55      $ .50  $1.05    $(.55)   $  --  $(.55) $10.80     10.40 %
 2000            11.22     .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)
 1999            11.39     .56       (.15)   .41     (.56)    (.02)  (.58)  11.22      3.66
 1998            11.05     .59        .38    .97     (.58)    (.05)  (.63)  11.39      9.00
 1997            10.82     .60        .24    .84     (.60)    (.01)  (.61)  11.05      7.87
Class B (2/97)
 2001            10.30     .47        .51    .98     (.48)      --   (.48)  10.80      9.60
 2000            11.22     .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)
 1999            11.39     .48       (.15)   .33     (.48)    (.02)  (.50)  11.22      2.90
 1998            11.06     .50        .38    .88     (.50)    (.05)  (.55)  11.39      8.10
 1997(d)         11.07     .17       (.01)   .16     (.17)      --   (.17)  11.06      1.47
Class C (10/93)
 2001            10.29     .49        .50    .99     (.49)      --   (.49)  10.79      9.80
 2000            11.21     .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)
 1999            11.38     .50       (.15)   .35     (.50)    (.02)  (.52)  11.21      3.12
 1998            11.04     .52        .39    .91     (.52)    (.05)  (.57)  11.38      8.43
 1997            10.81     .54        .24    .78     (.54)    (.01)  (.55)  11.04      7.29
Class R (2/97)
 2001            10.27     .57        .51   1.08     (.57)      --   (.57)  10.78     10.72
 2000            11.20     .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)
 1999            11.37     .58       (.15)   .43     (.58)    (.02)  (.60)  11.20      3.89
 1998            11.03     .61        .39   1.00     (.61)    (.05)  (.66)  11.37      9.25
 1997(d)         11.08     .20       (.04)   .16     (.21)      --   (.21)  11.03      1.42
---------------------------------------------------------------------------------------------
Class (Inception Date)
                                   Ratios/Supplemental Data
             ----------------------------------------------------------------------------
                       Before Credit/         After          After Credit/
                       Reimbursement     Reimbursement(b)   Reimbursement(c)
KENTUCKY              ------------------ ------------------ ------------------
                                  Ratio              Ratio              Ratio
                                 of Net             of Net             of Net
                                Invest-            Invest-            Invest-
                      Ratio of     ment  Ratio of     ment  Ratio of     ment
                      Expenses   Income  Expenses   Income  Expenses   Income
               Ending       to       to        to       to        to       to
                  Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended     Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
---------------------------------------------------------------------------------------------
Class A (5/87)
 2001        $403,793      .87%    5.11%      .87%    5.11%      .85%    5.13%        14%
 2000         394,048      .96     5.23       .96     5.23       .96     5.23          7
 1999         467,127      .84     4.88       .82     4.90       .82     4.90         10
 1998         451,338      .84     5.12       .77     5.19       .77     5.19         12
 1997         430,803      .99     5.20       .75     5.44       .75     5.44         13
Class B (2/97)
 2001          12,977     1.62     4.36      1.62     4.36      1.60     4.38         14
 2000          10,148     1.72     4.48      1.72     4.48      1.72     4.48          7
 1999           9,923     1.59     4.13      1.57     4.15      1.56     4.16         10
 1998           4,273     1.59     4.33      1.54     4.38      1.54     4.38         12
 1997(d)          544     1.59*    4.56*     1.39*    4.76*     1.39*    4.76*        13
Class C (10/93)
 2001          35,770     1.42     4.56      1.42     4.56      1.40     4.58         14
 2000          31,078     1.51     4.68      1.51     4.68      1.51     4.68          7
 1999          37,246     1.39     4.33      1.37     4.36      1.37     4.36         10
 1998          28,630     1.39     4.57      1.33     4.63      1.33     4.63         12
 1997          24,468     1.54     4.64      1.29     4.89      1.29     4.89         13
Class R (2/97)
 2001             889      .67     5.31       .67     5.31       .65     5.33         14
 2000             842      .77     5.43       .77     5.43       .77     5.43          7
 1999             839      .64     5.08       .62     5.10       .62     5.11         10
 1998             675      .64     5.31       .58     5.37       .58     5.37         12
 1997(d)          455      .64*    5.62*      .49*    5.77*      .49*    5.77*        13
---------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
78

                 Selected data for a share outstanding throughout each period:

 Class (Inception Date)
                            Investment Operations      Less Distributions
                           -------------------------  -----------------------
MICHIGAN
                                                         From
                                          Net          and in
                                    Realized/          Excess
               Beginning       Net Unrealized          of Net                  Ending               Ending
                     Net   Invest-    Invest-         Invest-                     Net                  Net
Year Ended         Asset      ment  ment Gain            ment  Capital          Asset     Total     Assets
May 31,            Value    Income     (Loss)  Total   Income    Gains  Total   Value Return(a)      (000)
----------------------------------------------------------------------------------------------------------
Class A (6/85)
 2001           $    10.75    $.58     $  .63  $1.21    $(.57)   $  --  $(.57) $11.39     11.45 % $211,992
 2000                11.83     .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)   208,290
 1999                12.07     .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45    260,396
 1998                11.68     .61        .42   1.03     (.61)    (.03)  (.64)  12.07      8.95    263,632
 1997                11.37     .62        .31    .93     (.61)    (.01)  (.62)  11.68      8.42    259,055
Class B (2/97)
 2001                10.77     .50        .63   1.13     (.49)      --   (.49)  11.41     10.61      8,642
 2000                11.85     .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)     7,741
 1999                12.09     .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69      7,733
 1998                11.70     .52        .42    .94     (.52)    (.03)  (.55)  12.09      8.12      3,839
 1997(d)             11.66     .17        .04    .21     (.17)      --   (.17)  11.70      1.86        380
Class C (6/93)
 2001                10.74     .52        .63   1.15     (.51)      --   (.51)  11.38     10.84     36,123
 2000                11.82     .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)    35,678
 1999                12.06     .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90     48,946
 1998                11.66     .54        .43    .97     (.54)    (.03)  (.57)  12.06      8.45     45,690
 1997                11.35     .55        .32    .87     (.55)    (.01)  (.56)  11.66      7.84     41,649
Class (2/97)
 2001                10.75     .60        .63   1.23     (.59)      --   (.59)  11.39     11.63     22,799
 2000                11.83     .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)    22,035
 1999                12.07     .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66     26,310
 1998                11.68     .63        .42   1.05     (.63)    (.03)  (.66)  12.07      9.16     26,904
 1997(d)             11.66     .21        .02    .23     (.21)      --   (.21)  11.68      2.01     26,211
----------------------------------------------------------------------------------------------------------

 Class (Inception Date)
                          Ratios/Supplemental Data
             -------------------------------------------------------------------
              Before Credit/         After          After Credit/
              Reimbursement     Reimbursement(b)   Reimbursement(c)
MICHIGAN     ------------------ ------------------ ------------------
                         Ratio              Ratio              Ratio
                        of Net             of Net             of Net
                       Invest-            Invest-            Invest-
             Ratio of     ment  Ratio of     ment  Ratio of     ment
             Expenses   Income  Expenses   Income  Expenses   Income
                   to       to        to       to        to       to
              Average  Average   Average  Average   Average  Average  Portfolio
Year Ended        Net      Net       Net      Net       Net      Net   Turnover
May 31,        Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------------------------
Class A (6/85)
 2001             .87%    5.15%      .87%    5.15%      .86%    5.16%        11%
 2000             .97     5.22       .97     5.22       .96     5.22         28
 1999             .84     4.94       .84     4.94       .84     4.94         18
 1998             .84     5.11       .84     5.11       .84     5.11         13
 1997             .97     5.21       .85     5.33       .85     5.33         34
Class B (2/97)
 2001            1.62     4.40      1.62     4.40      1.61     4.41         11
 2000            1.73     4.48      1.73     4.48      1.72     4.49         28
 1999            1.60     4.20      1.60     4.20      1.60     4.20         18
 1998            1.59     4.32      1.59     4.32      1.59     4.32         13
 1997(d)         1.59*    4.52*     1.59*    4.52*     1.59*    4.52*        34
Class C (6/93)
 2001            1.42     4.60      1.42     4.60      1.41     4.61         11
 2000            1.51     4.66      1.51     4.66      1.50     4.67         28
 1999            1.39     4.39      1.39     4.39      1.39     4.39         18
 1998            1.39     4.56      1.39     4.56      1.39     4.56         13
 1997            1.52     4.65      1.40     4.77      1.40     4.77         34
Class (2/97)
 2001             .67     5.35       .67     5.35       .66     5.36         11
 2000             .77     5.42       .77     5.42       .76     5.43         28
 1999             .64     5.14       .64     5.14       .64     5.14         18
 1998             .64     5.31       .64     5.31       .64     5.31         13
 1997(d)          .65*    5.57*      .65*    5.57*      .65*    5.57*        34
----------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
79

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
MISSOURI
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended May      Asset    ment       Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
------------------------------------------------------------------------------------------------

Class (Inception Date)
                                      Ratios/Supplemental Data
                ----------------------------------------------------------------------------
                          Before Credit/         After          After Credit/
                          Reimbursement     Reimbursement(b)   Reimbursement(c)
MISSOURI                 ------------------ ------------------ ------------------
                                     Ratio              Ratio              Ratio
                                    of Net             of Net             of Net
                                   Invest-            Invest-            Invest-
                         Ratio of     ment  Ratio of     ment  Ratio of     ment
                         Expenses   Income  Expenses   Income  Expenses   Income
                  Ending       to       to        to       to        to       to
                     Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended May    Assets      Net      Net       Net      Net       Net      Net   Turnover
31,                (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------
Class A (8/87)
 2001              $10.18    $.56      $ .53  $1.09    $(.56)    $ --  $(.56) $10.71     10.93 %
 2000               11.12     .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999               11.23     .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
 1998               10.80     .56        .43    .99     (.56)      --   (.56)  11.23      9.32
 1997               10.51     .56        .29    .85     (.56)      --   (.56)  10.80      8.29
Class B (2/97)
 2001               10.18     .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000               11.11     .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999               11.23     .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
 1998               10.80     .47        .44    .91     (.48)      --   (.48)  11.23      8.53
 1997(d)            10.81     .16       (.01)   .15     (.16)      --   (.16)  10.80      1.40
Class C (2/94)
 2001               10.17     .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000               11.11     .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999               11.23     .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
 1998               10.80     .50        .43    .93     (.50)      --   (.50)  11.23      8.74
 1997               10.50     .51        .29    .80     (.50)      --   (.50)  10.80      7.80
Class R (2/97)
 2001               10.18     .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000               11.12     .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999               11.23     .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
 1998               10.80     .58        .43   1.01     (.58)      --   (.58)  11.23      9.56
 1997(d)            10.90     .17       (.12)   .05     (.15)      --   (.15)  10.80       .43
------------------------------------------------------------------------------------------------
Class A (8/87)
 2001           $202,698      .87%    5.31%      .87%    5.31%      .87%    5.31%        13%
 2000            194,271      .96     5.25       .96     5.25       .95     5.26         21
 1999            238,498      .86     4.87       .86     4.87       .86     4.87         12
 1998            233,456      .87     5.02       .87     5.02       .87     5.02         19
 1997            218,924     1.00     5.13       .86     5.27       .86     5.27         41
Class B (2/97)
 2001              6,991     1.62     4.55      1.62     4.55      1.61     4.56         13
 2000              5,165     1.71     4.51      1.71     4.51      1.70     4.52         21
 1999              5,286     1.61     4.12      1.61     4.13      1.61     4.13         12
 1998              1,677     1.62     4.25      1.62     4.25      1.62     4.25         19
 1997(d)             454     1.62*    4.42*     1.45*    4.59*     1.45*    4.59*        41
Class C (2/94)
 2001             12,589     1.42     4.76      1.42     4.76      1.42     4.76         13
 2000             10,229     1.50     4.69      1.50     4.69      1.49     4.70         21
 1999             13,444     1.41     4.32      1.41     4.32      1.41     4.32         12
 1998             11,253     1.42     4.47      1.42     4.47      1.42     4.47         19
 1997              7,968     1.55     4.57      1.40     4.72      1.40     4.72         41
Class R (2/97)
 2001                470      .67     5.51       .67     5.51       .67     5.51         13
 2000                442      .77     5.47       .77     5.47       .76     5.48         21
 1999                393      .66     5.07       .65     5.08       .65     5.08         12
 1998                 41      .67     5.22       .67     5.22       .67     5.22         19
 1997(d)              34      .67*    5.53*      .55*    5.65*      .55*    5.65*        41
------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
80

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
OHIO
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended May      Asset    ment       Gain            ment  Capital          Asset     Total
31,                 Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (6/85)
 2001              $10.62    $.57      $ .48  $1.05    $(.57)   $  --  $(.57) $11.10     10.05 %
 2000               11.57     .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999               11.74     .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
 1998               11.41     .60        .38    .98     (.60)    (.05)  (.65)  11.74      8.76
 1997               11.21     .61        .20    .81     (.61)      --   (.61)  11.41      7.38
Class B (2/97)
 2001               10.62     .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000               11.56     .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999               11.73     .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
 1998               11.41     .51        .38    .89     (.52)    (.05)  (.57)  11.73      7.89
 1997(d)            11.42     .17       (.01)   .16     (.17)      --   (.17)  11.41      1.45
Class C (8/93)
 2001               10.61     .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000               11.56     .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999               11.73     .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
 1998               11.41     .54        .37    .91     (.54)    (.05)  (.59)  11.73      8.12
 1997               11.21     .55        .20    .75     (.55)      --   (.55)  11.41      6.80
Class R (2/97)
 2001               10.62     .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000               11.57     .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999               11.73     .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
 1998               11.41     .62        .37    .99     (.62)    (.05)  (.67)  11.73      8.89
 1997(d)            11.42     .21       (.01)   .20     (.21)      --   (.21)  11.41      1.77
------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ----------------------------------------------------------------------------
                          Before Credit/         After          After Credit/
                          Reimbursement     Reimbursement(b)   Reimbursement(c)
OHIO                     ------------------ ------------------ ------------------
                                     Ratio              Ratio              Ratio
                                    of Net             of Net             of Net
                                   Invest-            Invest-            Invest-
                         Ratio of     ment  Ratio of     ment  Ratio of     ment
                         Expenses   Income  Expenses   Income  Expenses   Income
                  Ending       to       to        to       to        to       to
                     Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended May    Assets      Net      Net       Net      Net       Net      Net   Turnover
31,                (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------
Class A (6/85)
 2001           $385,226      .86%    5.13%      .86%    5.13%      .85%    5.13%        12%
 2000            389,898      .90     5.25       .90     5.25       .89     5.25         11
 1999            471,075      .85     4.94       .85     4.94       .85     4.94         11
 1998            472,821      .85     5.15       .85     5.15       .85     5.15         15
 1997            463,253      .96     5.32       .89     5.39       .89     5.39         17
Class B (2/97)
 2001             19,846     1.61     4.37      1.61     4.37      1.60     4.37         12
 2000             14,970     1.65     4.51      1.65     4.51      1.64     4.52         11
 1999             14,494     1.61     4.20      1.61     4.20      1.61     4.20         11
 1998              7,422     1.61     4.39      1.61     4.39      1.61     4.39         15
 1997(d)           1,649     1.60*    4.63*     1.60*    4.63*     1.60*    4.63*        17
Class C (8/93)
 2001             41,396     1.41     4.57      1.41     4.57      1.40     4.58         12
 2000             41,220     1.45     4.69      1.45     4.69      1.44     4.70         11
 1999             50,889     1.40     4.39      1.40     4.39      1.40     4.39         11
 1998             47,036     1.40     4.60      1.40     4.60      1.40     4.60         15
 1997             40,713     1.51     4.77      1.44     4.84      1.44     4.84         17
Class R (2/97)
 2001            146,678      .66     5.32       .66     5.32       .65     5.33         12
 2000            142,031      .70     5.45       .70     5.45       .69     5.46         11
 1999            161,491      .65     5.14       .65     5.14       .65     5.14         11
 1998            162,220      .65     5.35       .65     5.35       .65     5.35         15
 1997(d)         160,312      .65*    5.65*      .65*    5.65*      .65*    5.65*        17
------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the Investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
81

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                           Investment Operations      Less Distributions
                          -------------------------  -----------------------
WISCONSIN
                                         Net
                                   Realized/
                                  Unrealized
                Beginning     Net    Invest-             Net                  Ending
                      Net Invest-       ment         Invest-                     Net
Year Ended          Asset    ment       Gain            ment  Capital          Asset     Total
May 31,             Value  Income     (Loss)  Total   Income    Gains  Total   Value Return(a)
------------------------------------------------------------------------------------------------
Class A (6/94)
 2001              $ 9.24    $.45      $ .72  $1.17    $(.44)   $  --  $(.44) $ 9.97     12.84 %
 2000               10.20     .44       (.95)  (.51)    (.44)    (.01)  (.45)   9.24     (5.04)
 1999               10.28     .47       (.08)   .39     (.47)      --   (.47)  10.20      3.83
 1998                9.80     .49        .49    .98     (.50)      --   (.50)  10.28     10.19
 1997                9.61     .51        .19    .70     (.51)      --   (.51)   9.80      7.40
Class B (2/97)
 2001                9.27     .38        .72   1.10     (.37)      --   (.37)  10.00     11.98
 2000               10.23     .37       (.95)  (.58)    (.37)    (.01)  (.38)   9.27     (5.75)
 1999               10.31     .39       (.08)   .31     (.39)      --   (.39)  10.23      3.05
 1998                9.82     .42        .49    .91     (.42)      --   (.42)  10.31      9.46
 1997(d)             9.87     .12       (.06)   .06     (.11)      --   (.11)   9.82       .60
Class C (2/97)
 2001                9.26     .40        .73   1.13     (.39)      --   (.39)  10.00     12.31
 2000               10.22     .39       (.95)  (.56)    (.39)    (.01)  (.40)   9.26     (5.56)
 1999               10.30     .41       (.07)   .34     (.42)      --   (.42)  10.22      3.29
 1998                9.82     .44        .49    .93     (.45)      --   (.45)  10.30      9.59
 1997(d)             9.87     .13       (.07)   .06     (.11)      --   (.11)   9.82       .65
Class R (2/97)
 2001                9.28     .47        .73   1.20     (.46)      --   (.46)  10.02     13.10
 2000               10.23     .46       (.94)  (.48)    (.46)    (.01)  (.47)   9.28     (4.73)
 1999               10.31     .49       (.08)   .41     (.49)      --   (.49)  10.23      4.04
 1998                9.82     .53        .48   1.01     (.52)      --   (.52)  10.31     10.47
 1997(d)             9.87     .15       (.07)   .08     (.13)      --   (.13)   9.82       .84
------------------------------------------------------------------------------------------------
Class (Inception Date)
                                      Ratios/Supplemental Data
                ---------------------------------------------------------------------------
                         Before Credit/         After          After Credit/
                         Reimbursement     Reimbursement(b)   Reimbursement(c)
WISCONSIN               ------------------ ------------------ ------------------
                                    Ratio              Ratio              Ratio
                                   of Net             of Net             of Net
                                  Invest-            Invest-            Invest-
                        Ratio of     ment  Ratio of     ment  Ratio of     ment
                        Expenses   Income  Expenses   Income  Expenses   Income
                 Ending       to       to        to       to        to       to
                    Net  Average  Average   Average  Average   Average  Average  Portfolio
Year Ended       Assets      Net      Net       Net      Net       Net      Net   Turnover
May 31,           (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
------------------------------------------------------------------------------------------------
Class A (6/94)
 2001           $30,944      .97%    4.59%      .97%    4.59%      .95%    4.61%        16%
 2000            30,146     1.14     4.50      1.02     4.62      1.01     4.63         26
 1999            29,217     1.16     4.05       .68     4.53       .68     4.53          9
 1998            24,313     1.36     4.06       .55     4.87       .55     4.87         10
 1997            14,004     1.61     4.10       .51     5.20       .51     5.20         42
Class B (2/97)
 2001             4,401     1.72     3.84      1.72     3.84      1.70     3.86         16
 2000             3,977     1.89     3.75      1.76     3.87      1.75     3.88         26
 1999             3,795     1.91     3.30      1.43     3.78      1.43     3.79          9
 1998             1,877     2.08     3.28      1.32     4.04      1.32     4.04         10
 1997(d)             20     2.18*    3.57*      .94*    4.81*      .94*    4.81*        42
Class C (2/97)
 2001             5,408     1.52     4.04      1.52     4.04      1.50     4.05         16
 2000             4,366     1.69     3.95      1.57     4.07      1.56     4.08         26
 1999             3,457     1.71     3.51      1.23     3.99      1.23     3.99          9
 1998             1,366     1.89     3.47      1.11     4.25      1.11     4.25         10
 1997(d)             76     1.98*    3.62*      .69*    4.91*      .69*    4.91*        42
Class R (2/97)
 2001                51      .77     4.79       .77     4.79       .75     4.80         16
 2000                45      .92     4.67       .79     4.81       .78     4.82         26
 1999               107      .96     4.26       .48     4.73       .48     4.74          9
 1998                45     1.12     4.28       .32     5.08       .32     5.08         10
 1997(d)             40     1.28*    4.39*       --     5.67*       --     5.67*        42
------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
82

Report of Independent Public Accountants


To the Board of Trustees and Shareholders of Nuveen Multistate Trust IV:

We have audited the accompanying statements of net assets of the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Mu-nicipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund (collectively, the "Funds") (each a series of the Nuveen Multistate Trust IV (a Massachusetts business trust)), including the portfolios of investments, as of May 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The finan-cial highlights for the Funds for the year ended May 31, 1997 were audited by other auditors whose report dated July 11, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and disclo-sures in the financial statements. Our procedures included confirmation of se-curities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michi-gan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Mu-nicipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund as of May 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the finan-cial highlights for each of the four years in the period then ended, in con-formity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Chicago, Illinois
July 11, 2001

-------------------------------------------------------------------------------
83

                                     Notes

Fund Information

Board of Trustees
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

Fund Manager
Nuveen Investment Management
333 West Wacker Drive
Chicago, IL 60606

Legal Counsel
Morgan, Lewis & Bockius LLP
Washington, D.C.

Independent Public Accountants
Arthur Andersen LLP
Chicago, IL

Transfer Agent and Shareholder Services
Chase Global Funds Services Company
Nuveen Investor Services
P.O. Box 660086
Dallas, Texas  75266-0086
(800) 257-8787


NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

        Serving
Investors
        For Generations

--------------------------------------------------------------------------------

[Photo of John Nuveen, Sr. appears here]

John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.

NUVEEN
    Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.
Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

Item 23: Exhibits.


 a.1       Declaration of Trust of Registrant. Filed as Exhibit 1(a) to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16615) and incorporated herein by reference thereto.
 a.2       Amendment to Declaration of Trust of Registrant dated
           September 15, 2000. Filed as Exhibit a.2 to Post-Effective
           Amendment No. 5 to Registrant's Registration Statement on Form
           N-1A (File No. 333-16615) and incorporated by reference thereto.
 a.3 Amended Establishment and Designation of Series of Shares of Beneficial Interest dated September 15, 2000. Filed as Exhibit
           a.3 to Post-Effective Amendment No. 5 to Registrant's
           Registration Statement on Form N-1A (File No. 333-16615) and incorporated by reference thereto.
 a.4 Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit 1(c) to Registrant's
           Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.
 a.5       Incumbency Certificate. Filed as Exhibit 1(d) to Post-
           Effective Amendment No. 1 to Registrant's Registration
           Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.
 b.        By-Laws of Registrant. Filed as Exhibit 2 to Registrant's
           Registration Statement on Form N-1A (File No. 333-16615) and incorporated herein by reference thereto.
 b.1       Amendment to By-Laws. Filed as Exhibit b.1 to Post-Effective
           Amendment No. 4 to Registrant's Registration Statement on Form
           N-1A (File No. 773-16615) and incorporated herein by reference thereto.
 c.        Specimen certificates of Shares of each Fund. Filed as Exhibit
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16615) and incorporated herein by reference thereto.
 d.        Investment Management Agreement between Registrant and Nuveen
           Advisory Corp. Filed as Exhibit 5 to Post-Effective Amendment
           No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16615) and incorporated herein by reference thereto.
 d.1       Amendment and Renewal of Investment Management Agreement dated
           June 1, 2000.
 d.2       Renewal of Investment Management Agreement dated June 5, 2001.
 e.        Distribution Agreement between Registrant and John Nuveen &
           Co. Incorporated. Filed as Exhibit 6 to Post-Effective
           Amendment No. 1 to Registrant's Registration Statement on Form
           N-1A (File No. 333-16615) and incorporated herein by reference thereto.
 e.1       Renewal of Distribution Agreement dated July 31, 2001.
 f.        Not applicable.
 g.        Custodian Agreement between Registrant and Chase Manhattan
           Bank. Filed as Exhibit 8 to Post-Effective Amendment No. 1 to
           Registrant's Registration Statement on Form N-1A (File No.
           333-16615) and incorporated herein by reference thereto.
 h.        Transfer Agency Agreement between Registrant and Chase Global
           Funds Services Company. Filed as Exhibit h to Post-Effective
           Amendment No. 3 to Registrant's Registration Statement on Form
           N-1A (File No. 333-16615) and incorporated by reference thereto.
 i.        Opinion of Morgan, Lewis, and Bockius LLP.
 j.        Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 k.        Not applicable.
 l.        Not applicable.

     m.    Amended Plan of Distribution and Service Pursuant to Rule 12b-
           1 for the Class A Shares, Class B Shares and Class C Shares of
           each Fund. Filed as Exhibit m to Post-Effective Amendment No.
           4 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16615) and incorporated herein by reference thereto.
     o.    Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as
           Exhibit 18 to Registrant's Registration Statement on Form N-1A
           (File No. 333-16615) and incorporated herein by reference
           thereto.
 99(a).    Original Powers of Attorney for all of Registrant's trustees authorizing, among others, Gifford R. Zimmerman and Alan G.
           Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit 99(a) to Post-Effective Amendment No.
           5 to Registrant's Registration Statement on Form N-1A (File
           No. 333-16615) and incorporated by reference thereto.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the
           Registrant's Registration Statement pursuant to power of
           attorney.
 99(c).    Code of Ethics and Reporting Requirements.


Item 24: Persons Controlled by or under Common Control with Registrant Not applicable.

Item 25: Indemnification
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $66,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen

Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund. Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund and Nuveen Ohio Dividend Advantage Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.


For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

John P. Amboian is President, formerly Executive Vice President and Chief Financial Officer, and Director of Nuveen Advisory Corp., the investment adviser. Mr. Amboian has, during the last two years, been President, formerly Executive Vice President and Chief Financial Officer of Nuveen Investments, the John Nuveen Company and Nuveen Institutional Advisory Corp.; Executive Vice President of Rittenhouse Financial Services, Inc. and President and Chief Operating Officer of Nuveen Senior Loan Asset Management Inc. (since September
1999).

Item 27: Principal Underwriters

(a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies:Nuveen Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend

Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen Floating Rate Fund and Nuveen Senior Income Fund.


(b)

Name and Principal   Positions and Offices               Positions and Offices
Business Address     with Underwriter                    with Registrant
------------------------------------------------------------------------------
Timothy R.           Chairman of the Board,              Chairman of the Board
Schwertfeger         Chief Executive Officer             and Trustee
333 West Wacker      and Director
Drive
Chicago, IL 60606

John P. Amboian      President                           None
333 West Wacker
Drive
Chicago, IL 60606

William Adams IV     Executive Vice President            None
333 West Wacker
Drive
Chicago, IL 60606

Alan G. Berkshire    Senior Vice President and Secretary Vice President and
333 West Wacker                                          Assistant Secretary
Drive
Chicago, IL 60606

Robert K. Burke      Vice President                      None
333 West Wacker
Drive
Chicago, IL 60606

Peter H. D'Arrigo    Vice President and Treasurer        None
333 West Wacker
Drive
Chicago, IL 60606

Stephen D. Foy       Vice President                      Vice President and
333 West Wacker                                          Controller
Drive
Chicago, IL 60606

Anna R. Kucinskis    Vice President                      Vice President
333 West Wacker
Drive
Chicago, IL 60606

Robert B. Kuppen-    Vice President                      None
heimer
19900 MacArthur
Blvd.
Irvine, CA 92612

Larry W. Martin      Vice President and                  Vice President and
333 West Wacker      Assistant Secretary                 Assistant Secretary
Drive
Chicago, IL 60606

Thomas C. Muntz      Vice President                      None
333 West Wacker
Drive
Chicago, IL 60606

Paul C. Williams     Vice President                      None
333 West Wacker
Drive
Chicago, IL 60606

Allen J. Williamson  Group President                     None
333 West Wacker
Drive
Chicago, IL 60606

                                                                Positions and
Name and Principal          Positions and Offices               Offices
Business Address            with Underwriter                    with Registrant
----------------------------------------------------------------------------------
Margaret E. Wilson          Senior Vice President and           None
333 West Wacker Drive       Corporate Controller
Chicago, IL 60606

Gifford R. Zimmerman        Vice President                      Vice President and
333 West Wacker Drive       and Assistant Secretary             Secretary
Chicago, IL 60606


(c) Not applicable.

Item 28: Location of Accounts and Records
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.


Chase Global Funds Services Company, P.O. Box 660086, Dallas, Texas 75266-0086, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.


Item 29: Management Services
Not applicable.

Item 30: Undertakings
Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to Registration Statement No. 333-16615 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of September, 2001.


                                      NUVEEN MULTISTATE TRUST IV

                                          /s/ Gifford R. Zimmerman
                                      ------------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and            September 28, 2001
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board,
                                  President and Trustee
                                  (Principal Executive
                                  Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee                   /s/ Gifford R.
      Anne E. Impellizzeri       Trustee                    Zimmerman
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                 By_____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                      September 28, 2001


An original power of attorney authorizing, among others, Gifford R. Zimmerman and Alan G. Berkshire to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


                                                                   Sequentially
  Exhibit                                                            Numbered
  Number                          Exhibit                              Page
  -------                         -------                          ------------
     d.1   Amendment and Renewal of Investment Management Agree-
           ment dated June 1, 2000.
     d.2   Renewal of Investment Management Agreement dated June
           5, 2001.
     e.1   Renewal of Distribution Agreement dated July 31,
           2001.
     i.    Opinion of Morgan Lewis & Bockius LLP.
     j.    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.
 99(c).    Code of Ethics and Reporting Requirements.